UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
             Oaks, PA 19456 (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2006

                     DATE OF REPORTING PERIOD: MAY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 102.7%

ALABAMA -- 0.8%
  Birmingham, Downtown
    Redevelopment Authority, UAB
    Educational Foundation Project,
    RB (A) (B)
    3.240%, 12/01/32                                $ 4,000            $  4,000
  Lee County, Industrial Development
    Authority, Lifesouth Community
    Blood Center Project, RB (A) (B)
    3.470%, 12/01/19                                    695                 695
                                                                       --------
                                                                          4,695
                                                                       --------
ALASKA -- 1.4%
  Valdez, Marine Terminal, BP
    Pipelines Project, Ser C, RB (A)
    3.530%, 07/01/37                                  8,700               8,700
                                                                       --------
ARIZONA -- 1.8%
  Maricopa County, Industrial
    Development Authority, Grand
    Victoria Housing Project, Ser A,
    RB (A) (D)
    3.470%, 04/15/30                                    600                 600
  Phoenix, Industrial Development
    Authority, Rancho LaDera Project,
    RB (A) (B)
    3.590%, 10/01/23                                 10,300              10,300
                                                                       --------
                                                                         10,900
                                                                       --------
CALIFORNIA -- 0.9%
  California State, Educational
    Facilities Authority, Chapman
    University Project, RB (A) (B)
    3.330%, 12/01/30                                    900                 900
  California State, Health Facilities
    Finance Authority, Municipal
    Securities Trust Receipts,
    Ser CMC6, RB, FSA (A)
    3.280%, 06/01/12                                    700                 700
  California State, Housing Finance
    Agency, Multi-Family Housing
    Authority, Ser D, RB (A)
    3.590%, 02/01/31                                    480                 480
  Irvine Ranch, Water District
    Authority, Ser B, GO (A) (B)
    3.498%, 08/01/09                                    270                 270
  Los Angeles County, Multi-Family
    Housing Authority, Malibu Canyon
    Apartments Project, Ser B,
    RB (A) (B)
    3.240%, 06/01/10                                    520                 520
  Orange County, Apartment
    Development Authority, Hidden
    Hills Project, Ser C, RB (A)
    3.240%, 11/01/09                                    500                 500
  Riverside County, Housing
    Authority, De Anza Villas
    Project, RB (A) (B)
    3.200%, 12/01/16                                    205                 205
  San Bernardino County, Housing
    Authority, Indian Knoll Apartments
    Project, Ser A, RB (A) (D)
    3.450%, 05/15/31                                    270                 270

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  San Diego County, Museum of Art
    Project, COP (A) (B)
    3.560%, 09/01/30                                $   600            $    600
  Three Valleys, Municipal Water
    District Authority, Miramar Water
    Treatment Plant Project,
    COP (A) (B)
    3.250%, 11/01/14                                    700                 700
  Westminster, Redevelopment
    Agency, Commercial
    Redevelopment Project No. 1,
    TAN, AMBAC (A)
    3.440%, 08/01/27                                    295                 295
                                                                       --------
                                                                          5,440
                                                                       --------
COLORADO -- 5.3%
  Arapahoe County, Water &
    Wastewater Authority, Refunding
    & Improvement Project, Ser A,
    RB (A)
    3.500%, 12/01/33                                  4,000               4,000
  Arvada, Water Authority, RB, FSA (A)
    3.800%, 11/01/20                                  1,225               1,225
  Boulder, Health Facilities Authority,
    Community Hospital Project, RB (A)
    3.350%, 10/01/30                                 15,520              15,520
  Castlewood Ranch, Metropolitan
    District, GO (A)
    3.450%, 12/01/31                                  1,250               1,250
  Colorado Springs, Goodwill
    Industries of Colorado Springs
    Project, RB (A) (B)
    3.800%, 02/01/07                                    480                 480
  Denver (City & County), Multi-
    Family Housing Authority, Ogden
    Residences Project, RB (A) (B)
    3.580%, 12/01/29                                  1,885               1,885
  NBC, Metropolitan District Authority,
    GO (A)
    3.520%, 12/01/30                                  1,000               1,000
  Thornton, Multi-Family Housing
    Authority, Quaile Ridge Project,
    Ser A, RB (A) (B)
    3.530%, 04/01/10                                    450                 450
  Westminster, Ser 2784, COP,
    MBIA (A)
    3.510%, 12/01/25                                  6,800               6,800
                                                                       --------
                                                                         32,610
                                                                       --------
CONNECTICUT -- 0.2%
  Winchester, BAN
    4.000%, 11/16/06                                  1,300               1,304
                                                                       --------
DELAWARE -- 1.0%
  Delaware State, Economic
    Development Authority, School
    House Project, RB (A)
    3.400%, 12/01/25                                  3,850               3,850
  Delaware State, Economic
    Development Authority,
    Wilmington Montessori School
    Project, RB (A)
    3.520%, 05/01/20                                  2,470               2,470
                                                                       --------
                                                                          6,320
                                                                       --------


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.1%
  District of Columbia, Laboratory
    School Project, RB (A) (B)
    3.570%, 12/01/23                                $   600            $    600
                                                                       --------
FLORIDA -- 2.0%
  Florida State, Multi-Family Housing
    Authority, Lakeside North Project,
    RB (A) (D)
    3.470%, 06/01/34                                  2,800               2,800
  Jacksonville, Industrial Development
    Authority, Trailer Marine-Crowly
    Project, RB (A)
    3.600%, 02/01/14                                  3,600               3,600
  Miami-Dade County, Industrial
    Development Authority, Carrollton
    School Project, RB (A) (B)
    3.210%, 06/01/24                                    700                 700
  Miami-Dade County, Industrial
    Development Authority, Saral
    Publications Project, RB (A)
    3.470%, 04/01/08                                    300                 300
  Orange County, Multi-Family
    Housing Authority, Post Fountains
    Project, RB (A) (D)
    3.250%, 06/01/25                                  1,000               1,000
  Sarasota County, Utility Systems
    Authority, RB, FGIC (A)
    3.510%, 10/01/10                                  3,730               3,730
                                                                       --------
                                                                         12,130
                                                                       --------
GEORGIA -- 5.2%
  Atlanta, Rapid Transportation
    Authority, Ser B, RB (A) (B)
    3.200%, 07/01/25                                  1,070               1,070
  Bibb County, Refunding &
    Improvement Authority, Baptist
    Village Project, RB (A)
    3.470%, 08/01/18                                  2,600               2,600
  Catoosa County, Industrial
    Development Authority, Galaxy
    Carpet Project, RB (A)
    3.490%, 12/01/06                                  6,500               6,500
  Cobb County, Residential Facilities
    for the Elderly, A.G. Rhodes
    Home Project, RB (A) (B)
    3.470%, 04/01/16                                    565                 565
  Dalton, Utilities Authority, Ser A02,
    RB, FSA (A)
    3.250%, 01/01/12                                  2,975               2,975
  DeKalb County, Multi-Family
    Housing Authority, Woodhills
    Apartments Project, RB (A)
    3.280%, 12/01/07                                  8,550               8,550
  Fulton County, Development
    Authority, Arthritis Foundation
    Project, RB (A)
    3.470%, 12/01/16                                    835                 835
  Fulton County, Multi-Family Housing
    Authority, Hampton Hills
    Apartments Project, RB (A) (D)
    3.480%, 06/01/23                                  2,100               2,100

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Gainesville & Hall Counties, Senior
    Living Facilities, Lanier Village
    Project, Ser A, RB (A) (B)
    3.550%, 11/15/10                                $ 4,000            $  4,000
  Gainesville & Hall Counties, Senior
    Living Facilities, Lanier Village
    Project, Ser A, RB (A) (B)
    3.550%, 11/15/10                                    225                 225
  Gainesville & Hall Counties, Senior
    Living Facilities, Lanier Village
    Project, Ser C, RB (A) (B)
    3.550%, 11/15/30                                  1,200               1,200
  Georgia State, Municipal Electric
    Authority, RB, FSA (A)
    3.510%, 07/01/08                                    195                 195
  Gwinnett County, Development
    Authority, Wesleyan School
    Project, RB (A)
    3.470%, 03/01/21                                    700                 700
  Gwinnett County, Multi-Family
    Housing Authority, Greens
    Apartments Project, RB (A) (D)
    3.250%, 06/15/25                                    700                 700
  Savannah, Economic Development
    Authority, Westside Urban Health
    Center Project, Ser A, RB (A)
    3.270%, 03/01/18                                    105                 105
                                                                       --------
                                                                         32,320
                                                                       --------
ILLINOIS -- 7.3%
  Central Lake County, Joint Action
    Project, Ser B18, RB, AMBAC (A)
    3.270%, 05/01/20                                  1,395               1,395
  Chicago, Board of Education, Ser E,
    GO, FSA (A)
    3.480%, 03/01/15                                 10,000              10,000
  Chicago, GO (A) (B)
    3.370%, 02/02/07                                  2,800               2,800
  Cook County, Ser B11, GO,
    AMBAC (A)
    3.270%, 11/15/25                                    490                 490
  Illinois State, Development
    Financing Authority, Christian
    Brothers Services Project,
    RB (A) (B)
    3.500%, 05/01/20                                  1,400               1,400
  Illinois State, Development
    Financing Authority, Creative
    Childrens Academy Project, RB
    (A) (B)
    3.750%, 10/01/28                                  2,500               2,500
  Illinois State, Development Financing
    Authority, World Communications
    Project, RB (A) (B)
    3.300%, 08/01/15                                  1,400               1,400
  Illinois State, Educational Facilities
    Authority, Art Institute of Chicago
    Project, RB (A)
    3.230%, 03/01/27                                    900                 900
  Illinois State, Finance Authority,
    Public Project, Ser A, RB (A)
    3.500%, 04/01/07                                  2,500               2,500
  Illinois State, Finance Authority,
    Rest Haven Christian Service
    Project, Ser B, RB (A) (B)
    3.490%, 11/15/34                                  4,900               4,900


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Illinois State, Health Facilities
    Authority, Memorial Health
    Systems Project, RB (A) (B)
    3.630%, 10/01/22                                $   400            $    400
  Lake County, Community
    Consolidated School District
    No. 73, Ser 329, GO, FGIC (A)
    3.540%, 12/01/14                                  1,010               1,010
  Lakemoor, Multi-Family Housing
    Authority, Housing Mortgage
    Project, Ser C, RB (A) (B)
    3.610%, 12/01/20                                  6,400               6,400
  Macon County, Industrial
    Development Authority, Decatur
    Family YMCA Project, RB (A)
    3.500%, 05/01/35                                  4,400               4,400
  Skokie, Economic Development
    Authority, Skokie Fashion Square
    Project, RB (A)
    3.915%, 12/01/14                                  4,350               4,350
                                                                       --------
                                                                         44,845
                                                                       --------
INDIANA -- 7.5%
  Carmel, Waterworks Authority,
    Ser B, BAN
    3.400%, 11/17/06                                  4,000               4,000
  Concord, Community Schools, RAW
    3.750%, 12/29/06                                  3,000               3,006
  East Porter County, School Building,
    Ser DB (A)
    3.500%, 07/15/20                                  5,290               5,290
  Elkhart County, Industrial
    Development Authority, Hubbard
    Hill Estates Project, RB (A) (B)
    3.490%, 11/01/21                                    980                 980
  Hamilton, Southeastern Schools,
    Ser 2682, RB, FSA (A)
    3.510%, 07/10/17                                  6,525               6,525
  Indiana State, Development Finance
    Authority, Brebeuf Preparatory
    School Project, RB (A) (B)
    3.700%, 07/01/26                                  3,400               3,400
  Indiana State, Development Finance
    Authority, Cathedral High School
    Project, RB (A) (B)
    3.630%, 09/01/26                                    595                 595
  Indiana State, Educational Facilities
    Authority, University of Evansville
    Project, Ser B, RB (A)
    3.560%, 12/01/29                                  1,900               1,900
  Indiana State, GCS School Building,
    RB, FSA (A)
    3.520%, 07/15/26                                  3,400               3,400
  Indiana State, Health Facilities
    Financing Authority, Ascension
    Health Credit Group Project,
    Ser A-2, RB (A)
    2.720%, 11/15/36                                  1,500               1,500
  Indiana State, Health Facilities
    Financing Authority, Bethesda
    Living Center Project, Ser B,
    RB (A)
    3.490%, 08/01/31                                  2,495               2,495

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Indiana State, Health Facilities
    Financing Authority, Fayette
    Memorial Hospital Association
    Project, Ser A, RB (A) (B)
    3.630%, 10/01/32                                $ 3,035            $  3,035
  Indiana State, Health Facilities
    Financing Authority, Fayette
    Memorial Hospital Association
    Project, Ser B, RB (A) (B)
    3.630%, 10/01/22                                  3,265               3,265
  Indiana State, Health Facilities
    Financing Authority, Margaret
    Mary Community Hospital Project,
    Ser A, RB (A)
    3.630%, 12/01/29                                    345                 345
  Indiana State, Industrial
    Development Authority, Goodwill
    Industries Center Project, RB (A)
    3.540%, 06/01/16                                  1,545               1,545
  North Adams, Community Schools,
    Temporary Loan Warrants
    4.000%, 12/29/06                                  2,000               2,006
  Tippecanoe, School District,
    Temporary Loan Warrants
    3.750%, 12/29/06                                  3,000               3,007
                                                                       --------
                                                                         46,294
                                                                       --------
IOWA -- 2.2%
  Iowa State, Finance Authority,
    Carroll Kuemper Catholic High
    School Project, RB (A) (B)
    3.630%, 06/01/28                                  1,395               1,395
  Iowa State, Finance Authority,
    Museum of Art Foundation
    Project, RB (A) (B)
    3.630%, 06/01/33                                    400                 400
  Iowa State, Higher Education Loan
    Authority, Private College
    Facilities, Des Moines Project,
    RB (A) (B)
    3.630%, 10/01/24                                  2,050               2,050
    3.630%, 10/01/33                                  1,200               1,200
  Iowa State, Higher Education Loan
    Authority, Private College
    Facilities, Grand View Project,
    RB (A) (B)
    3.630%, 10/01/25                                  1,190               1,190
  Iowa State, Higher Education Loan
    Authority, Private College
    Facilities, Wartburg Project,
    RB (A) (B)
    3.630%, 03/01/30                                  3,250               3,250
  Iowa State, Higher Education Loan
    Authority, Private Colleges
    Facilities, Morningside College
    Project, RB (A) (B)
    3.630%, 07/01/26                                    800                 800
  Iowa State, School Cash
    Anticipation Program, Warrants
    Certificates, Ser B, FSA
    4.500%, 01/26/07                                  1,500               1,512
  Iowa State, TRAN
    4.500%, 06/30/06                                  2,000               2,002
                                                                       --------
                                                                         13,799
                                                                       --------


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
KANSAS -- 3.9%
  Kansas State, Development
    Finance Authority, Multi-Family
    Housing, Woodridge Project,
    RB (A) (D)
    3.530%, 03/01/31                                $ 3,000            $  3,000
  Leavenworth County, GO, FGIC (A)
    3.510%, 09/01/26                                  7,135               7,135
  Prairie Village, Multi-Family Housing
    Authority, Corinth Place
    Apartments Project, RB (A)
    3.480%, 11/01/30                                  2,350               2,350
  Salina, Central Mall Dillard Project,
    Ser 84, RB (A)
    3.650%, 12/01/14                                    495                 495
  Topeka, Multi-Family Housing
    Authority, Fleming Court Project,
    RB (A) (B)
    3.610%, 12/01/28                                  3,730               3,730
  Wyandotte County, Unified
    Government Project, Ser I, GO
    3.730%, 04/01/07                                  7,000               7,000
                                                                       --------
                                                                         23,710
                                                                       --------
KENTUCKY -- 3.2%
  Jefferson County, Retirement Home
    Facilities Authority, Nazareth
    Library Project, RB (A) (B)
    3.490%, 10/01/19                                  1,270               1,270
  Kentucky State, Asset & Liability
    Commission, Ser A, TRAN
    4.000%, 06/28/06                                 10,000              10,010
  Kentucky State, Development
    Finance Authority New Harmony
    Project, Ser A2, RB (A) (B)
    3.590%, 12/01/31                                    430                 430
  Kentucky State, Development
    Finance Authority, Havery
    Brewers Project, Ser C2,
    RB (A) (B)
    3.590%, 12/01/31                                    390                 390
  Kentucky State, Rural Water
    Finance Authority, Construction
    Notes, Ser B, RB (A)
    3.500%, 10/01/06                                  5,500               5,500
  Lexington-Fayette Urban County,
    Government Residential Facilities,
    Richmond Place Project,
    RB (A) (B)
    3.750%, 04/01/15                                  2,000               2,000
  Muhlenberg County, Airport District,
    Ser B-2, RB (A) (B)
    3.590%, 12/01/31                                    415                 415
                                                                       --------
                                                                         20,015
                                                                       --------
MAINE -- 0.4%
  Maine, Health & Higher Educational
    Authority, New England Project,
    Ser E, RB, AMBAC (A)
    3.270%, 12/01/25                                  2,325               2,325
                                                                       --------
MARYLAND -- 1.1%
  Maryland State, Community
    Development Administration,
    Residential Project, Ser C, RB
    3.375%, 03/07/07                                  1,500               1,500

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Maryland State, Health & Higher
    Education Authority, Pickersgill
    Project, Ser A, RB, Radian
    Insured (A)
    3.480%, 01/01/35                                $ 5,000            $  5,000
                                                                       --------
                                                                          6,500
                                                                       --------
MASSACHUSETTS -- 8.2%
  Hampden & Wilbraham, BAN
    4.250%, 10/13/06                                  2,200               2,209
  Massachusetts State, Assumption
    College Project, Ser A (A) (B)
    3.260%, 03/01/32                                  3,000               3,000
  Massachusetts State, Development
    Finance Agency, Belmont Day
    School Project, RB (A) (B)
    3.500%, 07/01/31                                  4,500               4,500
  Massachusetts State, Development
    Finance Agency, Boston College
    High School Project, RB (A) (B)
    3.260%, 08/01/36                                  4,000               4,000
  Massachusetts State, Development
    Finance Agency, Brooks School
    Issue, Ser A, RB, MBIA (A) (C)
    3.500%, 07/01/29                                  3,700               3,700
  Massachusetts State, Development
    Finance Agency, Cardinal
    Cushing Centers Project,
    RB (A) (B)
    3.470%, 02/01/33                                  4,205               4,205
  Massachusetts State, Development
    Finance Agency, Contemporary
    Art Project, Ser A, RB (A) (B)
    3.480%, 07/01/34                                  3,000               3,000
  Massachusetts State, Development
    Finance Agency, Dana Hall
    School Project, RB (A)
    3.480%, 06/01/34                                  2,500               2,500
  Massachusetts State, Development
    Finance Agency, Elderhostel
    Project, RB (A) (B)
    3.470%, 08/01/30                                    980                 980
  Massachusetts State, Development
    Finance Agency, New England
    Deaconess Association Project,
    RB (A) (B)
    3.460%, 06/01/34                                  2,000               2,000
  Massachusetts State, Development
    Finance Agency, Suffolk
    University Project, Ser A, RB (A)
    3.280%, 07/01/35                                  7,000               7,000
  Massachusetts State, Health &
    Educational Facilities Authority,
    Falmouth Assisted Living Project,
    Ser A, RB (A) (B)
    3.530%, 11/01/26                                    500                 500
  Massachusetts State, Health &
    Educational Facilities Authority,
    Partners Health Care System
    Project, Ser P-1, RB, FSA (A)
    3.210%, 07/01/27                                    625                 625
  Massachusetts State, Health &
    Educational Facilities Authority,
    The Boston Home Project, Ser B,
    RB (A) (B) (C)
    3.500%, 06/01/32                                  1,500               1,500


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Massachusetts State, Housing
    Finance Agency, Ser F, RB,
    FSA (A)
    3.170%, 12/01/37                                $   700            $    700
  Massachusetts State, Housing
    Finance Authority, Multi-Family
    Housing Project, Ser A,
    RB (A) (D)
    3.170%, 01/15/10                                    240                 240
  Massachusetts State, Industrial
    Finance Agency, Jewish Geriatic
    Services, Ser A, RB (A) (B)
    3.230%, 05/15/13                                  1,240               1,240
  Massachusetts State, Turnpike
    Authority, Ser 334, RB, MBIA (A)
    3.490%, 01/01/37                                  1,000               1,000
  New Bedford, BAN
    4.000%, 02/16/07                                  7,700               7,727
                                                                       --------
                                                                         50,626
                                                                       --------
MICHIGAN -- 3.0%
  Farmington Hills, Botsford General
    Hospital Project, Ser B, RB,
    MBIA (A) (B)
    3.630%, 02/15/16                                  1,650               1,650
  Jackson County, Economic
    Development Authority, Limited
    Thrifty Leoni Project, RB (A)
    3.480%, 12/01/14                                    800                 800
  Michigan State, Housing
    Development Authority,
    Courtyards of Taylor Project,
    Ser A, RB (A) (D)
    3.480%, 08/15/32                                  1,800               1,800
  Michigan State, Housing
    Development Authority, Parks
    of Taylor Apartments Project,
    Ser A, RB (A) (D)
    3.480%, 08/15/32                                  2,600               2,600
  Michigan State, Housing
    Development Authority, Shoal
    Creek Project, RB (A) (B)
    3.200%, 10/01/07                                    700                 700
  Michigan State, Job Development
    Authority, East Lansing
    Residential Project, RB (A) (B)
    3.700%, 12/01/14                                  1,900               1,900
  Michigan State, Municipal Bond
    Authority, Ser B-1, BAN
    4.000%, 08/18/06                                  3,250               3,258
  Michigan State, Strategic Fund, Van
    Andel Research Institute Project,
    RB (A) (B)
    3.540%, 11/01/27                                  3,865               3,865
  Northern Michigan, University
    Project, RB, AMBAC (A)
    3.580%, 12/01/35                                    900                 900
  Northville Township, Economic
    Development Authority, Thrifty
    Northville Project, RB (A) (B)
    3.480%, 05/01/14                                  1,000               1,000
                                                                       --------
                                                                         18,473
                                                                       --------

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
MINNESOTA -- 1.1%
  Austin, Industrial Development
    Authority, Supervalue Project,
    RB (A) (B)
    3.350%, 12/01/13                                $ 1,400            $  1,400
  Brooklyn, Center Development
    Authority, Brookdale Project,
    RB (A) (B)
    3.630%, 12/01/14                                    200                 200
  Coon Rapids, Health Center
    Systems Project, RB (A) (B)
    3.400%, 08/01/15                                  2,100               2,100
  Lauderdale, Children's Home
    Society Project, RB (A) (B)
    3.680%, 12/01/30                                    735                 735
  Mankato, Bethany Lutheran College
    Project, Ser B, RB (A)
    3.630%, 11/01/15                                  1,300               1,300
  St. Paul, Housing & Redevelopment
    Authority, Minnesota Public Radio
    Project, RB (A)
    3.630%, 05/01/22                                  1,000               1,000
                                                                       --------
                                                                          6,735
                                                                       --------
MISSOURI -- 5.7%
  Clayton, Industrial Development
    Authority, Bailey Court Project,
    RB (A)
    3.660%, 01/01/09                                  1,900               1,900
  Kansas City, Industrial Development
    Authority, K C Downtown Arena
    Project, Ser C, RB, AMBAC (A)
    3.250%, 04/01/40                                  8,000               8,000
  Kansas City, Industrial Development
    Authority, K C Downtown
    Redevelopment Project, Ser B,
    RB, AMBAC (A)
    3.250%, 12/01/32                                  3,000               3,000
  Kansas City, Industrial Development
    Authority, Springs Apartment
    Project, RB (A) (B)
    3.700%, 09/01/25                                    100                 100
  Kansas City, Industrial Development
    Authority, Woodlands Partners
    Project, RB (A)
    3.570%, 02/15/31                                  4,045               4,045
  Kirkwood, Tax Increment Revenue
    Authority, Kirkwood Commons
    Project, RB (A)
    3.630%, 10/01/17                                    915                 915
  Missouri State, Health &
    Educational Facilities Authority,
    Christian Brothers Project, Ser A,
    RB (A) (B)
    3.630%, 10/01/32                                    100                 100
  Missouri State, Health &
    Educational Facilities Authority,
    De Smet Jesuit High School
    Project, RB (A) (B)
    3.630%, 11/01/27                                    200                 200
  Missouri State, Health &
    Educational Facilities Authority,
    Lutheran Senior Services Project,
    RB (A) (B) (C)
    3.240%, 02/01/31                                    160                 160


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Missouri State, Health &
    Educational Facilities Authority,
    St. Louis University Project,
    RB (A)
    3.610%, 07/01/32                                $   385            $    385
  Missouri State, Health &
    Educational Facilities Authority,
    St. Louis University Project,
    Ser B, RB (A)
    3.610%, 10/01/24                                  2,090               2,090
  Missouri State, Public Buildings
    Authority, Ser B38, RB (A)
    3.270%, 10/15/27                                  2,720               2,720
  Missouri State, Public Utilities
    Commission, Interim Construction
    Notes
    4.000%, 09/15/06                                  3,000               3,008
  St. Charles County, Industrial
    Development Authority, Sun River
    Village Project, RB (A) (D)
    3.570%, 12/01/27                                  8,500               8,500
                                                                       --------
                                                                         35,123
                                                                       --------
MONTANA -- 1.6%
  Montana State, Board Investment
    Authority, Inter Capital Project,
    RB (A)
    3.650%, 03/01/25                                  9,865               9,865
                                                                       --------
NEBRASKA -- 1.6%
  Lancaster County, Hospital
    Authority, Bryan Leigh Medical
    Center Project, RB, AMBAC (A)
    3.580%, 06/01/18                                  1,000               1,000
  Lincoln, Electric Systems Authority,
    Ser B01, RB (A)
    3.270%, 09/01/20                                  4,565               4,565
  Scotts Bluff County, Hospital
    Authority, Regional West Medical
    Center, Radian Insured,
    RB (A) (C)
    3.510%, 12/01/28                                  4,000               4,000
                                                                       --------
                                                                          9,565
                                                                       --------
NEVADA -- 2.5%
  Nevada State, Higher Education
    Universities, Ser 1240, RB,
    AMBAC (A)
    3.500%, 07/01/30                                  6,665               6,665
  Nevada State, Higher Education
    Universities, Ser 486, RB,
    AMBAC (A)
    3.510%, 07/01/35                                  8,595               8,595
                                                                       --------
                                                                         15,260
                                                                       --------
NEW JERSEY -- 0.2%
  Ho Ho Kus, BAN
    4.500%, 10/02/06                                  1,207               1,211
                                                                       --------
NEW MEXICO -- 0.7%
  Hurley, Pollution Control Authority,
    Kennecott Santa Fe Project, RB (A)
    3.530%, 12/01/15                                  4,550               4,550
                                                                       --------

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
NEW YORK -- 0.6%
  Albany, Industrial Development
    Agency, Research Foundation of
    the State University of New York
    Project, Ser A, RB (A)
    3.600%, 07/01/32                                $   300            $    300
  New York City, Municipal Water
    Finance Authority, Ser 1092,
    RB (A)
    3.480%, 06/15/36                                  1,500               1,500
  Triborough, Bridge & Tunnel
    Authority, Putters Project,
    Ser 304, RB, MBIA (A)
    3.510%, 11/15/18                                  1,985               1,985
                                                                       --------
                                                                          3,785
                                                                       --------
NORTH DAKOTA -- 0.1%
  Ward County, Health Care Facilities,
    Trinity Obligation Group Project,
    Ser A, RB (A)
    3.630%, 07/01/29                                    385                 385
                                                                       --------
OHIO -- 4.2%
  Deerfield Township, BAN
    3.400%, 11/30/06                                  1,210               1,210
  Defiance, City School District,
    School Improvement Project, BAN
    4.250%, 06/22/06                                  1,500               1,501
  Gates Mills, BAN
    4.250%, 05/24/07                                  1,425               1,431
  Hamilton County, Economic
    Development Authority, RB (A) (B)
    3.500%, 11/01/21                                  2,000               2,000
  Henry County, Facilities
    Improvement-Hospital Project,
    RB (A) (B)
    3.540%, 03/01/31                                  2,500               2,500
  Lima, Refunding & Improvement
    Authority, Lima Memorial Hospital
    Project, RB (A) (B)
    3.540%, 12/01/10                                  1,530               1,530
  Lorain County, Industrial
    Development Authority, Regional
    Medical Center Project, RB (A)
    3.290%, 05/01/22                                  1,240               1,240
  Marysville, Water & Sewer
    Acquisition, BAN
    4.250%, 01/25/07                                  2,020               2,031
  New Albany, Community Authority,
    Infrastructure Improvement
    Project, Ser C, RB (A) (B)
    3.490%, 02/01/25                                  2,200               2,200
  North Canton, Purpose
    Improvement Notes, GO
    4.000%, 08/08/06                                  1,000               1,002
  Ohio State, Higher Educational
    Facilities Commission, Kenyon
    College Project, RB (A) (B)
    3.250%, 11/01/35                                    700                 700
  Ohio State, Higher Educational
    Facilities Commission, Mount
    Union College Project, RB (A)
    3.490%, 09/01/20                                  2,750               2,750
  Perrysburg, BAN
    4.000%, 05/24/07                                  1,542               1,544


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Stark County, Industrial Development
    Authority, Newmarket Packaging
    Limited Project, RB (A) (B)
    4.000%, 11/01/14                                $ 1,355            $  1,355
  Toledo Lucas County, Public
    Facilities Authority, Toledo
    Museum of Art Project, RB (A) (B)
    3.470%, 09/01/19                                  1,000               1,000
  University of Toledo, BAN
    4.250%, 01/24/07                                  2,000               2,012
                                                                       --------
                                                                         26,006
                                                                       --------
OKLAHOMA -- 2.0%
  Tulsa, Industrial Development
    Authority, Childrens' Coalition
    Project, RB (A)
    3.700%, 04/01/15                                  1,025               1,025
  Tulsa, Industrial Development
    Authority, Ser A, RB (A)
    3.700%, 05/15/17                                 11,000              11,000
                                                                       --------
                                                                         12,025
                                                                       --------
OREGON -- 0.6%
  Clackamas County, Hospital
    Facilities Authority, Senior Living
    Facilities-Mary's Woods Project,
    RB (A) (B) (C)
    3.490%, 11/01/29                                    800                 800
  Oregon State, School Boards
    Association Short-Term
    Borrowing, Ser A, COP
    3.850%, 05/31/07                                  2,810               2,810
                                                                       --------
                                                                          3,610
                                                                       --------
PENNSYLVANIA -- 9.1%
  Allegheny County, Hospital
    Development Authority,
    Presbyterian University Hospital
    Project, Ser B-2, RB (A) (B)
    3.540%, 03/01/18                                    675                 675
  Allegheny County, Industrial
    Development Authority,
    Commercial Development, Two
    Marquis Project, RB (A) (B)
    3.520%, 12/01/14                                  2,865               2,865
  Allegheny County, Industrial
    Development Authority, Jewish
    Home & Hospital Project, Ser B,
    RB (A) (B)
    3.490%, 10/01/26                                  2,955               2,955
  Allegheny County, Industrial
    Development Authority, Parkway
    Center Project, Ser A, RB (A) (B)
    3.500%, 05/01/09                                    675                 675
  Allegheny County, Industrial
    Development Authority, Pittsburgh
    Theological Society Project, RB (A)
    2.850%, 08/01/31                                  2,100               2,100
  Central Bucks, School District,
    Ser A, GO, FGIC (A)
    3.520%, 02/01/20                                  1,190               1,190
  Cumberland County, Municipal
    Authority, Dickinson College
    Project, Ser B, RB, AMBAC (A)
    3.200%, 11/01/24                                  1,805               1,805

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Cumberland County, Presbyterian
    Homes Project, Ser B, Radian
    Insured, RB (A)
    4.250%, 12/01/26                                $ 1,000            $  1,007
  Dallastown, Area School District
    Authority, GO, FGIC (A)
    3.490%, 05/01/20                                  4,115               4,115
  Emmaus, General Authority, Local
    Government E-19 Project,
    RB (A) (B)
    3.230%, 03/01/24                                  1,200               1,200
  Erie County, Hospital Authority,
    Ser 820, RB, MBIA (A)
    3.500%, 07/01/22                                  3,200               3,200
  Harrisburg, Water Authority, Ser B,
    RB, FSA (A)
    3.520%, 07/15/17                                  1,000               1,000
  Hazleton, Industrial Development
    Authority, MMI Preparatory School
    Project, RB (A)
    3.490%, 10/01/24                                  1,745               1,745
  Langhorne Manor Borough, Higher
    Education Facilities, Wesley
    Enhanced Living, Ser A, RB (A)
    3.560%, 10/01/32                                  1,100               1,100
  Lawrence County, Industrial
    Development Authority, Villa
    Maria Project, RB (A)
    3.490%, 07/01/33                                  2,130               2,130
  McCandless, Industrial
    Development Authority, Bradford
    Foundation Project, Ser A, RB (A)
    3.520%, 01/01/30                                  1,730               1,730
  Moon Township, Industrial
    Development Authority, Executive
    Office Association Project, RB (A)
    3.490%, 11/01/10                                  2,250               2,250
  Moon Township, Industrial
    Development Authority, YMCA
    Greater Pittsburgh Project,
    RB (A) (B)
    3.490%, 06/01/25                                  3,280               3,280
  Mount Lebanon, School District,
    Ser B19, GO, MBIA (A)
    3.270%, 02/15/27                                  2,400               2,400
  Northampton County, Industrial
    Development Authority, Moravian
    Academy Project, RB (A)
    3.490%, 02/01/18                                  1,550               1,550
  Pennsylvania State, Economic
    Development Financing Authority,
    Mercy Health Systems Project,
    Ser E-1, RB (A) (B)
    3.490%, 09/01/19                                  1,500               1,500
  Pennsylvania State, Higher
    Educational Facilities Authority,
    Association of Independent
    Colleges Project, Ser I3,
    RB (A) (B)
    3.190%, 11/01/31                                  1,500               1,500
  Pennsylvania State, Higher
    Educational Facilities Authority,
    Association of Independent
    Colleges Project, Ser I5,
    RB (A) (B)
    3.490%, 11/01/21                                  4,000               4,000


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Pennsylvania State, Higher
    Educational Facilities Authority,
    St. Joseph's University Project,
    Ser A, Radian Insured (A)
    3.510%, 05/01/31                                $   600            $    600
  Pennsylvania State, Public School
    Building Authority, Parkland
    School District Project, Ser D, RB,
    FGIC (A)
    3.520%, 03/01/19                                  1,155               1,155
  Philadelphia, Industrial
    Development Authority, School for
    the Deaf Project, RB (A)
    3.520%, 11/01/32                                    400                 400
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser A, RB, AMBAC (A)
    3.270%, 12/01/20                                  1,600               1,600
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser B, RB, AMBAC (A)
    3.270%, 12/01/20                                    700                 700
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser C, RB, AMBAC (A)
    3.270%, 12/01/20                                  4,400               4,400
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser J, RB, AMBAC (A)
    3.270%, 12/01/20                                    300                 300
  University of Pittsburgh, University
    Capital Project, Ser A, RB (A)
    3.200%, 09/15/13                                    850                 850
                                                                       --------
                                                                         55,977
                                                                       --------
SOUTH CAROLINA -- 3.6%
  Greenville County, School District,
    Ser 982, RB (A)
    3.500%, 12/01/28                                  7,250               7,250
  Greenville County, School District,
    UBS Municipal CRVs, RB (A)
    3.540%, 06/01/14                                  4,500               4,500
  South Carolina State, Economic
    Jobs Development Authority, St.
    Joseph's High School Project,
    RB (A)
    3.670%, 05/15/25                                  4,500               4,500
  South Carolina State, Ser C05,
    GO (A) (B)
    3.270%, 04/01/28                                  3,000               3,000
  Spartanburg County, School District
    No 1, Ser B, BAN
    5.250%, 11/16/06                                  3,000               3,028
                                                                       --------
                                                                         22,278
                                                                       --------
SOUTH DAKOTA -- 0.8%
  South Dakota State, Conservancy
    District Authority, RB (A)
    3.510%, 08/01/26                                  5,005               5,005
                                                                       --------
TENNESSEE -- 0.7%
  Blount County, Public Building
    Authority, Tennessee Library
    Project, RB (A) (B)
    3.470%, 12/01/15                                    750                 750

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Franklin County, Health & Education
    Facilities, University of the South
    Sewanee Project, RB (A)
    3.300%, 09/01/10                                $ 1,300            $  1,300
  Knox County, Industrial
    Development Board, Professional
    Plaza Project, RB, FGIC (A)
    3.800%, 12/01/14                                  1,600               1,600
  Metropolitan Nashville & Davidson
    County, Health & Educational
    Facilities Board, Dede Wallace
    Healthcare Systems Project,
    RB (A)
    3.470%, 03/01/16                                    500                 500
                                                                       --------
                                                                          4,150
                                                                       --------
TEXAS -- 3.2%
  Gulf Coast, Industrial Development
    Authority, Petrounited Project,
    RB (A)
    3.560%, 11/01/19                                  1,500               1,500
  Houston, Independent School
    District, Ser 1111, GO (A)
    3.500%, 02/15/26                                    500                 500
  Houston, Utilities System Revenue
    Authority, Ser B17, RB, MBIA (A)
    3.270%, 05/15/27                                    450                 450
  Northside, Independent School
    District, School Building Project,
    GO (A)
    2.850%, 06/15/35                                  6,850               6,850
  Texas State, ABN Amro Munitops
    Certificate Trust, Ser 2005-21,
    GO (A)
    3.520%, 02/01/13                                  3,375               3,375
  Texas State, Multi-Family Housing
    Authority, Department of Housing
    & Community Affairs, High Point
    Project, RB (A) (D)
    3.250%, 02/01/23                                  1,995               1,995
  Texas State, TRAN
    4.500%, 08/31/06                                  5,200               5,218
                                                                       --------
                                                                         19,888
                                                                       --------
UTAH -- 0.4%
  Murray City, Hospital Authority, IHC
    Health Services Project, Ser D,
    RB (A)
    3.550%, 05/15/36                                  2,700               2,700
                                                                       --------
VERMONT -- 0.5%
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Capital Asset Financing
    Project, Ser 1, RB (A)
    3.500%, 06/01/22                                    465                 465
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Capital Asset Financing
    Project, Ser 2, RB (A)
    3.500%, 06/01/27                                  2,400               2,400
                                                                       --------
                                                                          2,865
                                                                       --------


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
VIRGINIA -- 0.0%
  Lynchburg, Industrial Development
    Authority,  VHA Mid Atlantic-
    Capital Project, Ser E, RB,
    AMBAC (A)
    3.270%, 12/01/25                                $   200            $    200
                                                                       --------
WASHINGTON -- 3.6%
  King County, Ser B, BAN
    4.500%, 11/01/06                                  2,500               2,515
  Washington State, ABN Amro
    MUNITOPS Certificate Trust,
    Ser 2005-28, RB, MBIA (A)
    3.520%, 03/01/13                                  3,995               3,995
  Washington State, Housing Finance
    Commission, Museum History &
    Industry Project, RB (A) (B)
    3.620%, 12/01/33                                    300                 300
  Washington State, Housing Finance
    Commission, Panorama City
    Project, RB (A)
    3.610%, 01/01/27                                  6,210               6,210
  Washington State, Housing Finance
    Commission, Pioneer Human
    Services Program, Ser A,
    RB (A) (B)
    3.580%, 08/01/19                                    200                 200
  Washington State, Housing Finance
    Commission, Rockwood
    Retirement Communities
    Program, Ser A, RB (A)
    3.580%, 01/01/30                                  1,400               1,400
  Washington State, Housing Finance
    Commission, St. Vincent De Paul
    Project, Ser A, RB (A)
    3.500%, 02/01/31                                  2,400               2,400
  Washington State, Housing Finance
    Commission, YMCA Snohomish
    County Project, RB (A)
    3.620%, 08/01/19                                  1,030               1,030
  Washington State, Housing Finance
    Commission, YMCA of Greater
    Seattle Project, RB (A) (B)
    3.580%, 07/01/11                                  4,200               4,200
                                                                       --------
                                                                         22,250
                                                                       --------
WISCONSIN -- 4.4%
  Burlington, Area School District,
    TRAN
    3.850%, 09/21/06                                  1,200               1,203
  Green Bay, Industrial Development
    Authority, Curative Rehabilitation
    Center Project, RB (A)
    3.800%, 07/01/13                                    145                 145
  Menomonee Falls, Industrial
    Development Authority, Maysteel
    Project, RB (A) (B)
    3.600%, 11/01/14                                  1,900               1,900
  Milwaukee, Redevelopment
    Authority, Montessori Society
    School Project, RB (A)
    3.680%, 07/01/21                                     95                  95
  Racine, Unified School District,
    TRAN
    4.000%, 07/14/06                                  4,200               4,206

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  West Allis, State Fair Park
    Exposition, RB (A) (B)
    3.500%, 08/01/28                                $ 6,295            $  6,295
  Wisconsin State, Health &
    Educational Facilities Authority,
    Alverno College Project, RB (A)
    3.630%, 11/01/17                                    300                 300
  Wisconsin State, Health &
    Educational Facilities Authority,
    Mercy Health Systems Project,
    Ser C, RB (A)
    3.490%, 08/15/23                                  4,540               4,540
  Wisconsin State, Health &
    Educational Facilities Authority,
    Meriter Hospital Project,
    RB (A) (B)
    3.630%, 12/01/32                                    500                 500
  Wisconsin State, Health &
    Educational Facilities Authority,
    Newcastle Place Project, Ser B,
    RB (A) (B)
    3.500%, 12/01/31                                  3,700               3,700
  Wisconsin State, Health &
    Educational Facilities Authority,
    Oakwood Project, Ser B,
    RB (A) (B)
    3.500%, 08/15/30                                  1,000               1,000
  Wisconsin State, School Districts
    Cash Flows, Temporary
    Borrowing Program, Ser B2, COP
    4.500%, 11/01/06                                  3,000               3,014
                                                                       --------
                                                                         26,898
                                                                       --------
Total Municipal Bonds
  (Cost $631,937) ($ Thousands)                                         631,937
                                                                       --------

Total Investments -- 102.7%
  (Cost $631,937) ($ Thousands) +                                      $631,937
                                                                       ========

Percentages are based on Net Assets of $615,151 ($ Thousands).
+      For Federal tax purposes, the Fund's aggregate tax
       cost is equal to book cost.
(A) Floating Rate Security -- The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)    Mandatory Put - the maturity date shown is the put date.
(D)    Securities are collateralized under an agreement from FHLMC, FNMA &
       GNMA.
AMBAC  American Municipal Bond Assurance Company
BAN    Bond Anticipation Note
COP    Certificate of Participation
FGIC   Financial Guaranty Insurance Company
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
FSA    Financial Security Assistance
GNMA   Government National Mortgage Association
GO     General Obligation
MBIA   Municipal Bond Insurance Association
Radian Radian Asset Assurance, Inc.
RAW    Revenue Anticipation Warrant
RB     Revenue Bond


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2006


Ser    Series
TAN    Tax Anticipation Note
TRAN   Tax and Revenue Anticipation Note

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.








--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 102.2%

ALABAMA -- 1.8%
  Alabaster, GO (A)
    3.570%, 04/01/26                               $   525           $      525
  Birmingham, Downtown
    Redevelopment Authority, UAB
    Educational Foundation Project,
    RB (A) (B)
    3.240%, 12/01/32                                 6,000                6,000
  Birmingham, Medical Clinic Broad,
    UAHSF Medical Clinic Project,
    RB (A) (B)
    3.530%, 10/01/28                                 6,000                6,000
  Indian Springs Village, Educational
    Building Authority, Indian Springs
    School Project, RB (A) (B)
    3.620%, 11/01/27                                 5,000                5,000
  Mobile, Spring Hill College Project,
    Ser B, RB (A) (B)
    3.260%, 09/01/24                                   500                  500
  Russellville, Industrial Development
    Authority, Clark Pulley Industries
    Project, RB (A) (B)
    3.590%, 02/01/09                                 1,005                1,005
                                                                     ----------
                                                                         19,030
                                                                     ----------
ARIZONA -- 1.3%
  ABN Amro Munitops, 2005-49
    Arizona Non-Amortized Trust
    Certificates, RB, MBIA (A)
    3.500%, 08/01/13                                 6,285                6,285
  Arizona State, School Facilities
    Board Certificates, COP, FGIC (A)
    3.510%, 09/01/17                                 2,245                2,245
  Maricopa County, Industrial
    Development Authority, Arcadia
    Vista Apartments Project, Ser A,
    RB (A) (B)
    3.570%, 09/01/27                                 5,125                5,125
                                                                     ----------
                                                                         13,655
                                                                     ----------
ARKANSAS -- 0.9%
  Arkansas State, ABN Amro
    Munitops, Ser 2006-12, RB,
    FGIC (A)
    3.520%, 03/01/14                                 9,285                9,285
                                                                     ----------
CALIFORNIA -- 1.2%
  California State, Department of Water
    Resources, Ser 358, RB (A)
    3.460%, 12/01/29                                   650                  650
  California State, Health Facilities
    Finance Authority, Municipal
    Securities Trust Receipts,
    Ser CMC6, RB, FSA (A)
    3.280%, 06/01/12                                 7,295                7,295
  California State, Municipal
    Securities Trust Receipts, Cl A,
    GO, FGIC (A)
    3.500%, 08/22/18                                 4,700                4,700
                                                                     ----------
                                                                         12,645
                                                                     ----------

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
COLORADO -- 2.5%
  Adams County, Multi-Family
    Housing Authority, Hunters Cove
    Project, Ser A, RB (A) (C)
    3.300%, 01/15/14                               $   400           $      400
  Arapahoe County, Water &
    Wastewater Authority, Refunding
    & Improvement Project, Ser A,
    RB (A) (B)
    3.500%, 12/01/33                                 2,000                2,000
  Arvada, Water Authority, RB,
    FSA (A)
    3.800%, 11/01/20                                 2,175                2,175
  Castlewood Ranch, Metropolitan
    District, GO (A) (B)
    3.450%, 12/01/31                                 2,000                2,000
  Colorado State, Educational &
    Cultural Facilities Authority,
    Fountain Valley School Project,
    RB (A) (B)
    3.560%, 08/01/13                                   900                  900
  Colorado State, Educational &
    Cultural Facilities Authority,
    Linfield Christian School Project,
    RB (A) (B)
    3.530%, 05/01/30                                 6,250                6,250
  Colorado State, Health Facilities
    Authority, Catholic Health Project,
    Ser B, RB (A)
    3.230%, 03/01/32                                   300                  300
  Colorado State, Health Facilities
    Authority, Christian Living Project,
    Ser A, RB (A) (B)
    3.490%, 01/01/31                                 3,415                3,415
  Colorado State, Health Facilities
    Authority, The Visiting Nurse
    Project, RB (A) (B)
    3.620%, 07/01/22                                   200                  200
  Colorado State, Regional
    Transportation Authority, RB,
    AMBAC (A)
    3.510%, 06/01/25                                 2,300                2,300
  Denver (City & County), Multi-Family
    Housing Authority, Ogden Residences
    Project, RB (A) (B)
    3.580%, 12/01/29                                 1,000                1,000
  Erie, COP (A) (B)
    3.720%, 11/01/35                                 4,390                4,390
  NBC, Metropolitan District Authority,
    GO (A) (B)
    3.520%, 12/01/30                                 1,580                1,580
                                                                     ----------
                                                                         26,910
                                                                     ----------
CONNECTICUT -- 0.2%
  Winchester,  BAN
    4.000%, 11/16/06                                 2,100                2,107
                                                                     ----------
DELAWARE -- 2.1%
  Delaware State, Economic
    Development Authority, Peninsula
    United Methodist Project, Ser B,
    RB (A) (B)
    3.480%, 05/01/15                                 3,810                3,810
  Delaware State, Transportation
    Authority, Ser 1205, RB (A)
    3.500%, 07/01/25                                     5                    5
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  New Castle County, Student
    Housing Authority, University
    Courtyard Apartments Project,
    RB (A) (B)
    3.510%, 08/01/31                               $12,500           $   12,500
  Sussex County, Economic
    Development Authority, Route 113
    Limited Partnership Project,
    RB (A) (B)
    3.600%, 11/01/06                                 5,700                5,700
                                                                     ----------
                                                                         22,015
                                                                     ----------
DISTRICT OF COLUMBIA -- 0.1%
  District of Columbia, Laboratory
    School Project, RB (A) (B)
    3.570%, 12/01/23                                 1,495                1,495
                                                                     ----------
FLORIDA -- 3.2%
  Alachua County, Industrial
    Development Authority, Oak Hall
    School Project, RB (A) (B)
    3.520%, 07/01/19                                   155                  155
  Florida State, Multi-Family Housing
    Authority, Country Club Project,
    Ser PP, RB (A) (C)
    3.530%, 12/01/12                                16,500               16,500
  Florida State, Multi-Family Housing
    Authority, Lakeside North Project,
    RB (A) (C)
    3.470%, 06/01/34                                   700                  700
  Florida State, Multi-Family Housing
    Authority, Monterey Lake Project,
    Ser C, RB (A)
    3.250%, 07/01/35                                 1,215                1,215
  Florida State, Multi-Family Housing
    Authority, River Oaks Apartments
    Project, RB (A) (D)
    3.250%, 12/01/29                                   950                  950
  Lee County, Transitional Facilities,
    RB, CIFG (A)
    3.510%, 10/01/24                                 6,080                6,080
  South Broward Hospital District,
    Ser 337, RB, MBIA (A)
    3.510%, 05/01/32                                 7,115                7,115
  Volusia County, Industrial
    Development Authority, APCO
    Project, Ser A, RB (A) (B)
    3.570%, 02/01/30                                   920                  920
                                                                     ----------
                                                                         33,635
                                                                     ----------
GEORGIA -- 3.0%
  Clayton County, Multi-Family
    Housing Authority, Rivers Edge
    Development Project, RB (A) (C)
    3.480%, 07/01/32                                 1,000                1,000
  Dalton, Utilities Authority, Ser A02,
    RB, FSA (A)
    3.250%, 01/01/12                                 4,480                4,480
  DeKalb County, Multi-Family Housing
    Authority, Winters Creek Apartments
    Project, RB (A) (C)
    3.250%, 06/15/25                                   400                  400
  DeKalb County, Multi-Family
    Housing Authority, Woodhills
    Apartments Project, RB (A) B)
    3.280%, 12/01/07                                 4,700                4,700

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Fulton County, Multi-Family Housing
    Authority, Champions Green
    Apartments Project, Ser B, RB (A)
    3.250%, 10/01/25                               $ 1,140           $    1,140
  Fulton County, Residential Care
    Authority, Lenbrook Square
    Foundation Project, RB (A)
    3.630%, 01/01/18                                 1,250                1,250
  Gainesville & Hall Counties, Senior
    Living Facilities, Lanier Village
    Project, Ser B, RB, Radian Insured (A)
    3.550%, 11/15/33                                 1,750                1,750
  Gainesville & Hall Counties, Senior
    Living Facilities, Lanier Village
    Project, Ser C, RB (A)
    3.550%, 11/15/30                                 1,000                1,000
  Gwinnett County, Gwinnett
    Hospitals Systems Project,
    RB (A) (B)
    3.220%, 07/01/32                                   500                  500
  Gwinnett County, Multi-Family
    Housing Authority, Greens
    Apartments Project, RB (A) (C)
    3.250%, 06/15/25                                 1,500                1,500
  Macon-Bibb County, Hospital
    Authority, Medical Center of
    Central Georgia Project,
    RB (A) (B)
    3.220%, 07/01/28                                   500                  500
  Marietta, Multi-Family Housing
    Authority, Franklin Walk
    Apartments Project, RB (A) (C)
    3.528%, 01/01/32                                 4,890                4,890
  Roswell, Multi-Family Housing
    Authority, Belcourt Project,
    Ser A, RB (A) (B)
    3.400%, 09/01/07                                 9,000                9,000
                                                                     ----------
                                                                         32,110
                                                                     ----------
IDAHO -- 0.2%
  Ammon, Urban Renewal Agency,
    Tax Increment Project, Ser A,
    TA (A) (B)
    3.670%, 08/01/24                                 1,605                1,605
  Boise State, University Foundation,
    Engineering Technology Project,
    RB (A) (B)
    3.230%, 08/01/08                                   445                  445
                                                                     ----------
                                                                          2,050
                                                                     ----------
ILLINOIS -- 7.8%
  Belleville, Industrial Development
    Authority, Wetterau Project,
    RB (A) (B)
    3.490%, 12/01/08                                 1,250                1,250
  Chicago, Board of Education, Ser E,
    GO, FSA (A)
    3.480%, 03/01/15                                 4,190                4,190
  Chicago, GO (A) (B)
    3.370%, 02/02/07                                 4,600                4,600
  Cook County, Ser B11, GO,
    AMBAC (A)
    3.270%, 11/15/25                                 2,995                2,995


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Illinois State, Development
    Financing Authority, American
    Academy Project, RB (A) (B)
    3.590%, 04/01/21                               $ 1,600           $    1,600
  Illinois State, Development
    Financing Authority, Casa Central
    Padres Project, RB (A) (B)
    3.700%, 08/01/26                                 1,280                1,280
  Illinois State, Development
    Financing Authority, North Shore
    Country Day Project, RB (A) (B)
    3.260%, 07/01/33                                 3,575                3,575
  Illinois State, Development
    Financing Authority, World
    Communications Project,
    RB (A) (B)
    3.300%, 08/01/15                                   100                  100
  Illinois State, Economic
    Development Financing Authority,
    Clearbrook Project, RB (A) (B)
    3.700%, 06/01/20                                 3,000                3,000
  Illinois State, Educational Facilities
    Authority, Field Museum National
    History Project, RB (A) (B)
    3.250%, 11/01/32                                 1,000                1,000
  Illinois State, Finance Authority, IIT
    Research Institute Project,
    RB (A) (B)
    3.480%, 10/01/34                                 6,200                6,200
  Illinois State, Finance Authority,
    Kohl Childrens Museum Project,
    RB (A) (B)
    3.260%, 07/01/34                                 2,680                2,680
  Illinois State, Finance Authority,
    Latin School Project, Ser B,
    RB (A) (B)
    3.540%, 08/01/35                                 4,000                4,000
  Illinois State, Finance Authority,
    Rest Haven Christian Service
    Project, Ser B, RB (A) (B)
    3.490%, 11/15/34                                 3,900                3,900
  Illinois State, Finance Authority,
    Ser A, RB
    4.000%, 06/30/06                                 5,000                5,002
  Illinois State, Health Facilities
    Authority, Glenkirk Project,
    RB (A) (B)
    3.500%, 02/15/21                                   880                  880
  Illinois State, Health Facilities
    Authority, Memorial Health
    Systems Project, RB (A) (B)
    3.630%, 10/01/22                                 2,700                2,700
  Illinois State, Municipal Securities
    Trust Receipts, GO (A)
    3.580%, 08/01/24                                 2,075                2,075
  Illinois State, Ser 783, GO, FSA (A)
    3.500%, 04/01/27                                 6,013                6,013
  Lake County, Community
    Consolidated School District No. 73,
    Ser 329, GO, FGIC (A)
    3.540%, 12/01/14                                 5,785                5,785
  Macon County, Industrial
    Development Authority,
    Decatur Family YMCA Project,
    RB (A) (B)
    3.500%, 05/01/35                                 4,300                4,300

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Oakbrook Terrace, Industrial
    Development Authority,
    Oakbrook Terrace Atrium
    Project, RB (A) (B)
    3.750%, 12/01/25                               $ 2,000           $    2,000
  Quad Cities, Regional Economic
    Development Authority, Two
    Rivers YMCA Project, RB (A) (C)
    3.630%, 12/01/31                                   300                  300
  Rockford, Wesley Willows
    Obligation, RB (A) (B)
    3.570%, 04/01/32                                   100                  100
  Will County, Forest Preserve
    District, GO, MBIA (A)
    3.510%, 12/15/23                                12,955               12,955
                                                                     ----------
                                                                         82,480
                                                                     ----------
INDIANA -- 4.7%
  Carmel, Waterworks Authority,
    Ser B, BAN
    3.400%, 11/17/06                                 6,500                6,500
  Concord, Community Schools, RAW
    3.750%, 12/29/06                                 4,000                4,008
  Crawfordsville, Multi-Family Housing
    Authority, Autumn Woods Phase II
    Project, Ser A, RB (A) (B)
    3.480%, 01/01/33                                 4,120                4,120
  Crawfordsville, Multi-Family Housing
    Authority, Autumn Woods Phase II
    Project, Ser B, RB (A) (B)
    3.560%, 01/01/33                                   985                  985
  East Porter County, School Building
    Authority, Spears Project,
    Ser DB-145, RB, MBIA (A)
    3.500%, 07/15/16                                 3,575                3,575
  Elkhart County, Industrial
    Development Authority,
    Hubbard Hill Estates Project,
    RB (A) (B)
    3.490%, 11/01/21                                 2,575                2,575
  Frankfort, Economic Development
    Authority, Frito-Lay Project,
    RB (A)
    3.150%, 11/01/14                                 1,000                1,000
  Indiana State, Development Finance
    Authority, Cathedral High School
    Project, RB (A) (B)
    3.630%, 09/01/26                                 1,195                1,195
  Indiana State, Financial Authority,
    Educational Facilities-University
    High School Project, RB (A) (B)
    3.490%, 07/01/36                                 4,600                4,600
  Indiana State, Health & Educational
    Facilities Financing Authority,
    Howard Regional Health Systems
    Project, Ser B, RB (A) (B)
    3.630%, 01/01/35                                 3,600                3,600
  Indiana State, Health Facilities
    Financing Authority, Fayette
    Memorial Hospital Association
    Project, Ser A, RB (A) (B)
    3.630%, 10/01/32                                 3,415                3,415
  Indiana State, Health Facilities
    Financing Authority, Margaret
    Mary Community Hospital Project,
    Ser A, RB (A) (B)
    3.630%, 12/01/29                                 3,390                3,390


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Indiana State, Health Facilities
    Financing Authority, Mary
    Sherman Hospital Project,
    RB (A) (B)
    3.500%, 05/01/19                               $ 3,350           $    3,350
  Indiana State, Transportation
    Finance Authority, Ser B-21, RB,
    FGIC (A)
    3.270%, 12/01/22                                 1,990                1,990
  South Bend, Economic
    Development Authority, Stanley
    Clark School Project, RB (A) (B)
    3.490%, 11/01/30                                 1,000                1,000
  Tippecanoe, School District,
    Temporary Loan Warrants
    3.750%, 12/29/06                                 4,000                4,009
                                                                     ----------
                                                                         49,312
                                                                     ----------
IOWA -- 2.1%
  Cerro Gordo County, Private
    Schools Facilities, Newman
    Catholic Schools Systems Project,
    RB (A) (B)
    3.680%, 05/01/32                                 5,750                5,750
  Grinnell, Hospital Authority,
    Grinnell Regional Medical
    Center Project, RB (A) (B)
    3.630%, 12/01/21                                   200                  200
  Iowa State, Finance Authority,
    Carroll Kuemper Catholic High
    School Project, RB (A) (B)
    3.630%, 06/01/28                                   550                  550
  Iowa State, Higher Education Loan
    Authority, Private College
    Facilities Project, Maharishi
    University, RB (A) (B)
    3.700%, 10/01/30                                 1,300                1,300
  Iowa State, Higher Education Loan
    Authority, Private College
    Facilities, Des Moines Project,
    RB (A) (B)
    3.630%, 10/01/24                                 2,900                2,900
    3.630%, 10/01/33                                   500                  500
  Iowa State, Higher Education Loan
    Authority, Private College
    Facilities, Grand View Project,
    RB (A) (B)
    3.630%, 10/01/25                                 3,190                3,190
  Iowa State, Higher Education Loan
    Authority, Private College
    Facilities, Wartburg Project,
    RB (A) (B)
    3.630%, 03/01/30                                 3,150                3,150
  Iowa State, Higher Education Loan
    Authority, Private Education
    Capital Loan Project, Ser B, RAN
    4.950%, 05/24/07                                 1,200                1,212
  Iowa State, School Cash
    Anticipation Program, Warrants
    Certificates, Ser B, FSA
    4.500%, 01/26/07                                 4,000                4,033
                                                                     ----------
                                                                         22,785
                                                                     ----------

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
KANSAS -- 2.5%
  Kansas State, Development
    Finance Authority, Multi-Family
    Housing, Woodridge Project,
    RB (A) (C)
    3.530%, 03/01/31                               $ 3,700           $    3,700
  Lenexa, Multi-Family Housing
    Authority, Barrington Park
    Apartments Project, Ser A,
    RB (A) (C)
    3.480%, 02/01/23                                 1,585                1,585
  Merriam, Multi-Family Housing
    Authority, Pinegate Apartments
    Project, RB (A) (B)
    3.610%, 12/01/26                                 6,490                6,490
  Prairie Village, Multi-Family Housing
    Authority, Corinth Place
    Apartments Project, RB (A)
    3.480%, 11/01/30                                 1,600                1,600
  Salina, Center Mall Project,
    RB (A) (B)
    3.620%, 12/01/14                                   650                  650
  Wyandotte County, Unified
    Government Project, Ser I, GO
    3.730%, 04/01/07                                12,000               12,000
                                                                     ----------
                                                                         26,025
                                                                     ----------
KENTUCKY -- 1.9%
  Kentucky State, Area Development
    Districts Financing Trust,
    Calloway County Fire No. 6 Project,
    Ser A, RB (A) (B)
    3.530%, 12/01/32                                   490                  490
  Kentucky State, Area Development
    Districts Financing Trust, Garrison
    Volunteer Fire Project, Ser A,
    RB (A) (B)
    3.530%, 12/01/32                                   100                  100
  Kentucky State, Asset & Liability
    Commission, Ser A, TRAN
    4.000%, 06/28/06                                12,000               12,011
  Kentucky State, Rural Water
    Finance Authority, Construction
    Notes, Ser D, RB (A)
    3.500%, 10/01/06                                 2,125                2,125
  Lexington, Government Industrial
    Building Authority, American
    Horse Shows Association Project,
    RB (A) (B)
    3.530%, 12/01/18                                 1,765                1,765
  Lexington-Fayette Urban County,
    Government Residential Facilities,
    Richmond Place Project,
    RB (A) (B)
    3.750%, 04/01/15                                 3,380                3,380
                                                                     ----------
                                                                         19,871
                                                                     ----------
LOUISIANA -- 1.0%
  Louisiana State, Higher Education
    Facilities Authority, Northwestern
    State University Student Housing
    Program, Ser A, RB (A) (B)
    3.550%, 08/01/34                                 1,500                1,500


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Louisiana State, Public Facilities
    Authority, Emberwood Project,
    Ser A, RB (A) (C)
    3.530%, 11/15/33                               $ 7,000           $    7,000
  Louisiana State, Public Facilities
    Authority, St  Martins Episcopal
    School Project, RB (A) (B)
    3.590%, 09/01/19                                 2,290                2,290
                                                                     ----------
                                                                         10,790
                                                                     ----------
MAINE -- 0.1%
  Portland, Industrial Development
    Authority, W.W  Grainger Project,
    RB (A)
    3.440%, 12/01/10                                 1,315                1,315
                                                                     ----------
MARYLAND -- 1.3%
  Frederick, GO (A) (B)
    3.590%, 08/01/11                                 2,800                2,800
  Maryland State, Community
    Development Administration,
    Residential Project, Ser C, RB
    3.375%, 03/07/07                                 2,500                2,500
  Maryland State, Economic
    Development Authority, Goodwill
    Industrial Project, RB (A) (B)
    3.470%, 09/01/24                                   400                  400
  Maryland State, Health & Higher
    Education Authority, Pickersgill
    Project, Ser A, RB, Radian
    Insured (A)
    3.480%, 01/01/35                                 7,890                7,890
                                                                     ----------
                                                                         13,590
                                                                     ----------
MASSACHUSETTS -- 8.1%
  Hampden & Wilbraham, BAN
    4.250%, 10/13/06                                 3,500                3,515
  Massachusetts Bay, Transition
    Authority, Special Allocation (A)
    3.510%, 07/01/34                                 2,500                2,500
  Massachusetts Bay, Transportation
    Authority, Ser SGA 123, Special
    Assessment (A)
    3.260%, 07/01/30                                 1,000                1,000
  Massachusetts State, Assumption
    College Project, Ser A (A) (B)
    3.260%, 03/01/32                                 5,600                5,600
  Massachusetts State, Development
    Finance Agency, Briarwood
    Retirement Project, Ser A,
    RB (A) (B)
    3.480%, 01/01/35                                 1,000                1,000
  Massachusetts State, Development
    Finance Agency, Bridgewell
    Project, Ser A, RB (A)
    3.490%, 06/01/30                                 3,000                3,000
  Massachusetts State, Development
    Finance Agency, Contemporary
    Art Project, Ser A, RB (A) (B)
    3.480%, 07/01/34                                 2,000                2,000
  Massachusetts State, Development
    Finance Agency, Dana Hall
    School Project, RB (A) (B)
    3.480%, 06/01/34                                   100                  100

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Massachusetts State, Development
    Finance Agency, Elderhostel
    Project, RB (A) (B)
    3.470%, 08/01/30                               $ 2,825           $    2,825
  Massachusetts State, Development
    Finance Agency, ISO New England
    Project, RB (A) (B)
    3.490%, 02/01/32                                 1,000                1,000
  Massachusetts State, Development
    Finance Agency, Jewish Geriatric
    Services Project, RB (A) (B)
    3.230%, 05/15/34                                 3,000                3,000
  Massachusetts State, Development
    Finance Agency, Marine Biological
    Lab Project, RB (A) (B)
    3.500%, 10/01/36                                 5,000                5,000
  Massachusetts State, Development
    Finance Agency, Marino Foundation
    Project, RB (A) (B)
    3.470%, 07/01/21                                 1,900                1,900
  Massachusetts State, Development
    Finance Agency, Meadowbrook
    School Issue Project, RB (A) (B)
    3.470%, 08/01/30                                   400                  400
  Massachusetts State, Development
    Finance Agency, Ser 563, RB (A)
    3.510%, 07/01/35                                 3,000                3,000
  Massachusetts State, Development
    Finance Agency, Suffolk
    University Project, Ser A,
    RB (A) (C)
    3.280%, 07/01/35                                11,000               11,000
  Massachusetts State, Development
    Finance Agency, The Rivers
    School Project, RB (A) (B)
    3.480%, 08/01/32                                 3,000                3,000
  Massachusetts State, Development
    Finance Agency, Ursuline
    Academy Dedham Project,
    RB (A) (B)
    3.480%, 05/01/32                                 1,000                1,000
  Massachusetts State, Development
    Finance Agency, Wentworth
    Institute Project, RB, AMBAC (A)
    3.500%, 10/01/30                                 1,000                1,000
  Massachusetts State, Health &
    Educational Facilities Authority,
    Berklee College of Music Project,
    Ser D, RB, MBIA (A)
    3.240%, 10/01/27                                   415                  415
  Massachusetts State, Health &
    Educational Facilities Authority,
    Falmouth Assisted Living Project,
    Ser A, RB (A) (B)
    3.530%, 11/01/26                                 2,700                2,700
  Massachusetts State, Health &
    Educational Facilities Authority, RB (A)
    3.500%, 01/01/10                                 5,400                5,400
  Massachusetts State, Health &
    Educational Facilities Authority,
    Ser SGA 65, RB (A)
    3.550%, 07/01/26                                 2,000                2,000
  Massachusetts State, Health &
    Educational Facilities Authority,
    The Boston Home Project, Ser B,
    RB (A) (B)
    3.500%, 06/01/32                                 1,000                1,000

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Massachusetts State, Industrial
    Finance Agency, Governor Dummer
    Academy Project, RB (A) (B)
    3.500%, 07/01/26                               $   250           $      250
  Massachusetts State, Turnpike
    Authority, Ser 334, RB, MBIA (A)
    3.490%, 01/01/37                                 2,000                2,000
  Massachusetts State, Water Pollution
    Authority, Ser 867T, RB (A)
    3.500%, 08/01/12                                 2,225                2,225
  Milton, BAN
    4.250%, 01/19/07                                 3,000                3,019
  New Bedford, BAN
    4.000%, 02/16/07                                14,700               14,752
                                                                     ----------
                                                                         85,601
                                                                     ----------
MICHIGAN -- 3.1%
  Jackson County, Economic
    Development Authority, Limited
    Thrifty Leoni Project, RB (A) (B)
    3.480%, 12/01/14                                 1,000                1,000
  Lansing, Economic Development
    Authority, Atrium Office
    Partners Project, RB (A) (B)
    3.150%, 05/01/15                                 1,430                1,430
  Michigan State, Higher Educational
    Facilities Authority, Adrian College
    Project, RB (A) (B)
    3.510%, 03/01/31                                 4,125                4,125
  Michigan State, Housing
    Development Authority, Parks of
    Taylor Apartments Project, Ser A,
    RB (A) (C)
    3.480%, 08/15/32                                   500                  500
  Michigan State, Housing
    Development Authority, Shoal
    Creek Project, RB (A) (B)
    3.200%, 10/01/07                                 1,000                1,000
  Michigan State, Job Development
    Authority, Kentwood Residence
    Project, RB (A) (B)
    3.700%, 11/01/14                                 3,000                3,000
  Michigan State, Municipal Board
    Authority, RB (A)
    3.500%, 10/01/23                                   785                  785
  Michigan State, Municipal Bond
    Authority, Ser B-1, BAN
    4.000%, 08/18/06                                 4,600                4,611
  Michigan State, Strategic Fund,
    Hope Network Project, RB (A) (B)
    3.490%, 04/01/35                                 9,110                9,110
  Michigan State, Strategic Fund,
    Pilgrim Manor Project, RB (A) (B)
    3.590%, 05/01/20                                 3,100                3,100
  Northville Township, Economic
    Development Authority, Thrifty
    Northville Project, RB (A) (B)
    3.480%, 05/01/14                                 1,500                1,500
  Northwestern Mutual Life Insurance,
    RB (A) (B)
    7.605%, 02/01/09                                    74                   74
  Oakland County, Economic
    Development Authority, Corners
    Shopping Center, RB (A) (B)
    3.500%, 08/01/15                                 2,240                2,240
                                                                     ----------
                                                                         32,475
                                                                     ----------

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
MINNESOTA -- 2.9%
  Arden Hills, Housing & Health
    Authority, Presbyterian Homes
    Project, Ser A, RB (A) (B)
    3.630%, 09/01/29                               $   300           $      300
  Arden Hills, Housing & Health
    Authority, Presbyterian Homes
    Project, Ser B, RB (A) (B)
    3.630%, 09/01/29                                 1,337                1,337
  Bloomington, Commercial
    Development Authority, ATS II
    Project, RB (A) (B)
    3.570%, 03/01/12                                 1,830                1,830
  Brooklyn, Center Development
    Authority, Brookdale Office
    Park Project, RB (A) (B)
    3.520%, 12/01/14                                 2,305                2,305
  Brooklyn, Center Development
    Authority, Brookdale Project,
    RB (A) (B)
    3.630%, 12/01/14                                 3,100                3,100
  Coon Rapids, Health Center
    Systems Project, RB (A) (B)
    3.400%, 08/01/15                                 1,900                1,900
  Duluth, Economic Development
    Authority, Miller-Dwan Medical
    Center Project, RB (A) (B)
    3.630%, 06/01/19                                 1,140                1,140
  Mankato, Bethany Lutheran College
    Project, Ser B, RB (A) (B)
    3.630%, 11/01/15                                 2,410                2,410
  Minneapolis & St. Paul, Minnehaha
    Academy Project, RB (A) (B)
    3.270%, 01/01/25                                 7,490                7,490
  Minneapolis, Minnehaha Academy
    Project, RB (A) (B)
    3.680%, 05/01/26                                 3,400                3,400
  Minnesota State, Higher Education
    Facilities Authority, St. Olaf College
    Project, Ser 5-M2, RB (A) (B)
    3.580%, 10/01/20                                 1,400                1,400
  Roseville, Healthcare Facilities
    Authority, Presbyterian Homes
    Project, RB (A) (B)
    3.630%, 10/01/29                                 1,695                1,695
  Roseville, Multi-Family Housing
    Authority, Rosepointe II Project,
    RB (A) (B)
    3.570%, 09/01/27                                 1,325                1,325
  Roseville, Private School Facilities,
    Northwestern College Project,
    RB (A) (B)
    3.630%, 11/01/22                                   465                  465
  St. Paul, Housing & Redevelopment
    Authority, Minnesota Public Radio
    Project, RB (A) (B)
    3.630%, 05/01/22                                   200                  200
                                                                     ----------
                                                                         30,297
                                                                     ----------
MISSISSIPPI -- 0.2%
  Prentiss County, Industrial
    Development Authority, Eastern
    Heidelberg Project, Ser A,
    RB (A) (B)
    3.550%, 10/01/17                                 2,500                2,500
                                                                     ----------

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
MISSOURI -- 5.4%
  Berkeley, Industrial Development
    Authority, Wetterau Project,
    RB (A) (B)
    3.490%, 07/01/08                               $ 2,600           $    2,600
  Clayton, Industrial Development
    Authority, Bailey Court Project,
    RB (A) (B)
    3.660%, 01/01/09                                 3,500                3,500
  Kansas City, Industrial Development
    Authority, Bethesda Living Center
    Project, Ser A, RB (A) (B)
    3.490%, 08/01/31                                 4,900                4,900
  Kansas City, Industrial Development
    Authority, K C Downtown Arena
    Project, Ser C, RB, AMBAC (A)
    3.250%, 04/01/40                                10,000               10,000
  Kansas City, Industrial Development
    Authority, Springs Apartment
    Project, RB (A) (B)
    3.700%, 09/01/25                                 2,350                2,350
  Kirkwood, Tax Increment Revenue
    Authority, Kirkwood Commons
    Project, RB (A) (B)
    3.630%, 10/01/17                                 3,055                3,055
  Missouri State, Development
    Finance Board Infrastructure
    Authority, St. Louis Convention
    Center Project, Ser C, RB (A) (B)
    3.630%, 12/01/20                                 2,440                2,440
  Missouri State, Health &
    Educational Facilities Authority,
    Christian Brothers Project, Ser A,
    RB (A) (B)
    3.630%, 10/01/32                                 3,400                3,400
  Missouri State, Health &
    Educational Facilities Authority,
    Drury University Project,
    RB (A) (B)
    3.630%, 08/15/28                                 2,800                2,800
  Missouri State, Health &
    Educational Facilities Authority,
    St. Joseph-St  Pius Project, Ser A,
    RB (A) (B)
    3.520%, 12/01/29                                 1,880                1,880
  Missouri State, Health &
    Educational Facilities Authority,
    St. Louis University Project,
    RB (A)
    3.610%, 07/01/32                                 1,430                1,430
  Missouri State, Health &
    Educational Facilities Authority,
    St. Louis University Project, Ser B,
    RB (A)
    3.610%, 10/01/24                                 3,135                3,135
  Missouri State, Health &
    Educational Facilities, Kansas City
    Art Institute, RB (A) (B)
    3.630%, 12/01/35                                 1,300                1,300
  Missouri State, Public Buildings
    Authority, Ser B38, RB (A)
    3.270%, 10/15/27                                 1,965                1,965
  Missouri State, Public Utilities
    Commission, Interim Construction
    Notes
    4.000%, 09/15/06                                 5,000                5,013

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  St. Charles County, Industrial
    Development Authority, Sun River
    Village Project, RB (A) (B)
    3.570%, 12/01/27                               $ 6,000           $    6,000
  St. Louis, Industrial Development
    Authority, Schnuck Markets
    Kirkwood Project, RB (A) (B)
    3.500%, 12/01/15                                 1,300                1,300
                                                                     ----------
                                                                         57,068
                                                                     ----------
MONTANA -- 1.6%
  Helena, Higher Education Authority,
    Carroll College Campus Housing
    Project, RB (A) (B)
    3.630%, 10/01/32                                 3,045                3,045
  Montana State, Board Investment
    Authority, Inter-Capital Project,
    RB (A)
    3.650%, 03/01/10                                 6,815                6,815
    3.650%, 03/01/28                                 6,200                6,200
  Montana State, Health Facilities
    Authority, Healthcare Pooled Loan
    Program, Ser A, RB, FGIC (A)
    3.470%, 12/01/15                                 1,325                1,325
                                                                     ----------
                                                                         17,385
                                                                     ----------
NEBRASKA -- 0.5%
  Lincoln, Electric Systems Authority,
    Ser B01, RB (A)
    3.270%, 09/01/20                                   840                  840
  Nebraska State, Educational
    Finance Authority, Creighton
    University Project, Ser B, RB (A)
    3.630%, 12/15/12                                 4,105                4,105
                                                                     ----------
                                                                          4,945
                                                                     ----------
NEVADA -- 1.7%
  Clark County, Ser 2990, GO,
    AMBAC (A)
    3.510%, 11/01/24                                 8,355                8,355
  Nevada State, ABN Amro Munitops
    Certificate Trust, Ser 2004-41,
    GO, FGIC (A)
    3.520%, 06/01/11                                 7,500                7,500
  Truckee Meadows, Municipal
    Securities Trust Receipts,
    Ser SGA 137, RB, FSA (A)
    3.580%, 07/01/30                                 1,700                1,700
                                                                     ----------
                                                                         17,555
                                                                     ----------
NEW HAMPSHIRE -- 1.6%
  New Hampshire State, Higher
    Education and Health Facilities
    Authority, New England Project,
    Ser B, RB, AMBAC (A)
    3.270%, 12/01/25                                 2,000                2,000
  New Hampshire, Business Finance
    Authority, Taylor Home Project,
    Ser B, RB (A) (B)
    3.500%, 05/01/35                                 5,000                5,000



--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  New Hampshire, Health &
    Educational Facilities Authority,
    Wentworth Douglass Hospital
    Project, RB, Radian Insured (A)
    3.680%, 01/01/31                               $10,000           $   10,000
                                                                     ----------
                                                                         17,000
                                                                     ----------
NEW JERSEY -- 0.3%
  Barrington, School District,
    Board of Education, GAN
    4.250%, 10/20/06                                 2,000                2,008
  North Wildwood, BAN
    4.400%, 12/15/06                                 1,500                1,507
                                                                     ----------
                                                                          3,515
                                                                     ----------
NEW MEXICO -- 1.7%
  Albuquerque, Metropolitan
    Redevelopment Authority,
    Springer Square Project,
    RB (A) (B)
    4.040%, 11/01/17                                 3,000                3,000
  New Mexico State, ABN Amro
    Munitops, 2005-42 New Mexico
    Project, RB, AMBAC (A)
    3.510%, 06/01/13                                 7,495                7,495
  University of New Mexico, Systems
    Improvement Project, RB (A)
    3.280%, 06/01/26                                 7,420                7,420
                                                                     ----------
                                                                         17,915
                                                                     ----------
NEW YORK -- 1.6%
  Albany, Industrial Development
    Agency, Research Foundation of
    the State University of New York
    Project, Ser A, RB (A)
    3.600%, 07/01/32                                 1,920                1,920
  New York City, Municipal Water
    Finance Authority, Ser 1092,
    RB (A)
    3.480%, 06/15/36                                   850                  850
  New York City, Transitional
    Authority, Ser 362, RB (A)
    3.480%, 11/01/23                                 3,000                3,000
  New York State, Dormitory
    Authority, RB (A) (C)
    3.500%, 08/15/25                                 8,000                8,000
  New York State, Local Government
    Assistance, Municipal Securities
    Trust Receipts, Ser SGC 3, Cl A,
    RB, AMBAC (A)
    3.500%, 03/28/10                                 3,000                3,000
                                                                     ----------
                                                                         16,770
                                                                     ----------
OHIO -- 5.5%
  Berea, BAN
    3.600%, 12/20/06                                 1,925                1,927
  Deerfield Township, BAN
    3.400%, 11/30/06                                 2,000                2,000
  Defiance, City School District,
    School Improvement Project, BAN
    4.250%, 06/22/06                                 2,185                2,186
  Franklin County, Healthcare
    Authority, Chelsea-First
    Community Project, RB (A) (B)
    3.480%, 03/01/36                                 5,000                5,000

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Franklin County, Healthcare
    Authority, Refunding &
    Improvement-Presbyterian
    Project, Ser A, RB Radian
    Insured (A)
    3.540%, 07/01/36                               $ 6,000           $    6,000
  Greene County, BAN
    4.500%, 02/21/07                                 1,830                1,844
  Hamilton County, Healthcare
    Authority, Sisters of Charity Senior
    Care Center Project, RB (A) (B)
    3.520%, 08/01/27                                 4,045                4,045
  Lakewood, Hospital Authority,
    RB (A) (B)
    4.020%, 11/01/10                                 2,610                2,610
  Mason, Stormwater Improvement
    Project, BAN
    4.250%, 12/21/06                                 2,265                2,275
  New Albany, Community Authority,
    Infrastructure Improvement
    Project, Ser C, RB (A) (B)
    3.490%, 02/01/25                                 3,600                3,600
  Ohio State, Higher Education
    Facilities Authority, Kenyon
    College Project, RB (A)
    3.250%, 04/01/22                                 3,800                3,800
    3.250%, 08/01/33                                 6,500                6,500
  Olmsted Falls, BAN
    3.350%, 10/19/06                                 2,295                2,297
  Orange Village, BAN
    3.150%, 08/09/06                                 1,242                1,243
  Perrysburg, BAN
    4.000%, 05/24/07                                 3,450                3,455
  Stark County, Healthcare Facilities
    Authority, Canton Christian Home
    Project, RB (A) (B)
    3.500%, 09/01/15                                   895                  895
    3.150%, 09/15/16                                 1,125                1,125
  University of Toledo, BAN
    4.250%, 01/24/07                                 7,765                7,812
                                                                     ----------
                                                                         58,614
                                                                     ----------
OKLAHOMA -- 2.7%
  Oklahoma City, Ser 743, GO, MBIA (A)
    3.510%, 03/01/13                                 2,600                2,600
  Oklahoma State, Educational
    Facility Authority, RB (A) (B)
    3.500%, 12/01/35                                 7,075                7,075
  Tulsa, Industrial Development
    Authority, Ser A, RB (A)
    3.700%, 05/15/17                                19,000               19,000
                                                                     ----------
                                                                         28,675
                                                                     ----------
OREGON -- 1.5%
  Linn County, Ser 1059 (A)
    3.500%, 06/15/30                                 2,995                2,995
  Multnomah County, Higher
    Education Authority, Concordia
    University Portland Project,
    RB (A) (B)
    3.630%, 12/01/29                                 2,880                2,880
  Oregon State, Health, Housing,
    Educational & Cultural Authorities,
    Saint Vincent De Paul Project,
    Ser A, RB (A) (B)
    3.540%, 03/01/19                                 1,700                1,700

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Oregon State, School Boards
    Association Short-Term
    Borrowing, Ser A, COP
    3.850%, 05/31/07                               $ 4,400           $    4,400
  Portland, Economic Development
    Authority, Broadway Project,
    Ser A, RB, AMBAC (A) (B)
    3.490%, 04/01/35                                 3,750                3,750
                                                                     ----------
                                                                         15,725
                                                                     ----------
PENNSYLVANIA -- 5.2%
  Allegheny County, Industrial
    Development Authority, Parkway
    Center Project, Ser A, RB (A) (B)
    3.500%, 05/01/09                                 1,715                1,715
  Allegheny County, Industrial
    Development Authority, Pittsburgh
    Theological Society Project,
    RB (A) (B)
    2.850%, 08/01/31                                 3,000                3,000
  Allegheny County, Industrial
    Development Authority, Sacred
    Heart High School Project,
    RB (A) (B)
    3.510%, 06/01/22                                 1,400                1,400
  Cumberland County, Municipal
    Authority, Dickinson College
    Project, Ser B, RB,
    AMBAC (A) (B)
    3.200%, 11/01/24                                 3,200                3,200
  Cumberland County, Presbyterian
    Homes Project, Ser B, Radian
    Insured, RB (A)
    4.250%, 12/01/26                                 3,000                3,021
  Dallastown, Area School District
    Authority, GO, FGIC (A)
    3.490%, 05/01/20                                   490                  490
  Delaware Valley, Regional Finance
    Authority, RB (A)
    3.500%, 01/01/14                                 4,995                4,995
  Emmaus, General Authority, Local
    Government E-19 Project,
    RB (A) (B)
    3.230%, 03/01/24                                   500                  500
  Erie County, Hospital Authority,
    Ser 820, RB, MBIA (A)
    3.500%, 07/01/22                                 2,560                2,560
  Erie County, Hospital Development
    Authority, Convention Center
    Project, Ser 2996, RB, FGIC (A)
    3.500%, 01/15/26                                   485                  485
  Hazleton, Industrial Development
    Authority, MMI Preparatory School
    Project, RB (A) (B)
    3.490%, 10/01/24                                 2,205                2,205
  Lampeter Strasburg, School District,
    Ser A, GO, FSA (A)
    3.490%, 06/01/19                                 3,500                3,500
  Lancaster County, Hospital
    Authority, Willow Valley
    Retirement Project, Ser A, RB
    Radian Insured (A)
    3.490%, 12/01/32                                 2,305                2,305
  Lawrence County, Industrial
    Development Authority, Villa
    Maria Project, RB (A) (B)
    3.490%, 07/01/33                                 1,200                1,200

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Montgomery County, Industrial
    Development Authority, Exelon
    Project, RB (A) (B)
    3.240%, 12/01/29                               $ 5,250           $    5,250
  Moon Township, Industrial
    Development Authority, Executive
    Office Association Project,
    RB (A) (B)
    3.490%, 11/01/10                                   500                  500
  Moon Township, Industrial
    Development Authority, YMCA
    Greater Pittsburgh Project,
    RB (A) (B)
    3.490%, 06/01/25                                   500                  500
  Mount Lebanon, School District,
     Ser B19, GO, MBIA (A)
    3.270%, 02/15/27                                 2,400                2,400
  Northampton County, Industrial
    Development Authority, Moravian
    Academy Project, RB (A) (B)
    3.490%, 02/01/18                                   900                  900
  Pennsylvania State, Higher
    Educational Facilities Authority,
    St. Josephs University Project,
    Ser A, Radian Insured (A)
    3.510%, 05/01/31                                   600                  600
  Pennsylvania State, Public School
    Building Authority, Parkland
    School District Project, Ser D, RB,
    FGIC (A)
    3.520%, 03/01/19                                 6,155                6,155
  Philadelphia, Hospital & Higher
    Education Facilities Authority,
    Philadelphia School Project,
    Ser A-3, RB (A) (B)
    3.530%, 03/01/19                                 1,060                1,060
  Philadelphia, Industrial
    Development Authority, City Line
    Holiday Inn Project, Ser 96,
    RB (A) (B)
    3.200%, 12/01/08                                   500                  500
  Philadelphia, Industrial
    Development Authority, School for
    the Deaf Project, RB (A) (B)
    3.520%, 11/01/32                                 1,000                1,000
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser A, RB, AMBAC (A)
    3.270%, 12/01/20                                 3,150                3,150
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser C, RB, AMBAC (A)
    3.270%, 12/01/20                                   500                  500
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser J, RB, AMBAC (A)
    3.270%, 12/01/20                                   800                  800
  University of Pittsburgh, University
    Capital Project, Ser A, RB (A)
    3.200%, 09/15/13                                   650                  650
                                                                     ----------
                                                                         54,541
                                                                     ----------
RHODE ISLAND -- 0.1%
  Rhode Island State, Economic
    Development Authority, RB,
    MBIA (A)
    3.510%, 07/01/23                                 1,095                1,095
                                                                     ----------
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 2.0%
  Columbia, Packaging Facilities
    Authority, Ser 1299, RB, CIFG (A)
    3.500%, 02/01/37                               $ 3,000           $    3,000
  Greenville County, School District,
    Ser 982, RB (A)
    3.500%, 12/01/28                                   195                  195
  Greenville County, School District,
    UBS Municipal CRVs, RB (A)
    3.540%, 06/01/14                                 7,000                7,000
  South Carolina State, Ser C05,
    GO (A)
    3.270%, 04/01/28                                 4,385                4,385
  Spartanburg County, School District
    No 1, Ser B, BAN
    5.250%, 11/16/06                                 5,000                5,047
  Three Rivers, Solid Waste Authority,
    BAN
    3.875%, 06/01/06                                 2,000                2,000
                                                                     ----------
                                                                         21,627
                                                                     ----------
TENNESSEE -- 2.3%
  GAF, Tax Exempt Bond Grantor
    Trust, RB (A) (B)
    4.250%, 10/01/12                                 2,970                2,970
  Memphis-Shelby County, Industrial
    Development Board, University of
    Tennessee Medical Group Project,
    RB (A) (B)
    3.550%, 03/01/24                                 5,900                5,900
  Metropolitan Nashville & Davidson
    County, Health & Educational
    Facilities Board, Franklin Road
    Project, RB (A) (B)
    3.470%, 07/01/21                                   515                  515
  Sevier County, Public Building
    Authority, Public Projects
    Construction Notes, Ser A-3,
    RB (A)
    3.500%, 04/01/08                                 5,000                5,000
  Sevier County, Public Building
    Authority, Public Projects,
    Construction Notes, Ser A-4,
    RB (A)
    3.500%, 10/01/08                                 6,000                6,000
  Shelby County, Health, Educational
    & Housing Facilities Authority, St.
    Peter Villa Project, RB (A) (B)
    3.720%, 11/01/22                                 2,530                2,530
  Wilson County, Industrial
    Development Authority, Hartmann
    Luggage Project, RB (A)
    3.490%, 07/01/26                                 1,100                1,100
                                                                     ----------
                                                                         24,015
                                                                     ----------
TEXAS -- 3.7%
  Capital Area, Cultural Education
    Facilities, John Cooper School
    Project, RB (A) (B)
    3.520%, 10/01/35                                 6,000                6,000
  Houston, Utilities System Revenue
    Authority, Ser B17, RB, MBIA (A)
    3.270%, 05/15/27                                 4,850                4,850
  Hutto, Independent School District,
    GO (A)
    3.510%, 08/01/37                                 4,200                4,200

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Lubbock County, Educational
    Facilities Authority, Lubbock
    Christian University Project,
    RB (A) (B)
    3.520%, 05/01/29                               $ 5,400           $    5,400
  Northside, Independent School
    District, School Building Project,
    GO (A)
    2.850%, 06/15/35                                 9,500                9,500
  Tarrant County, Multi-Family
    Housing Finance Authority, Sierra
    Project, RB (A) (C)
    3.250%, 02/15/27                                   765                  765
  Texas State, TRAN
    4.500%, 08/31/06                                 8,300                8,329
                                                                     ----------
                                                                         39,044
                                                                     ----------
UTAH -- 0.3%
  Lehi, Electric Utilities Authority, RB,
    FSA (A)
    3.310%, 06/01/20                                 3,000                3,000
                                                                     ----------
VERMONT -- 1.3%
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Capital Asset Financing
    Project, Ser 1, RB (A) (B)
    3.500%, 06/01/22                                 5,155                5,155
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Capital Asset Financing
    Project, Ser 2, RB (A) (B)
    3.500%, 06/01/27                                 2,110                2,110
  Vermont State, Educational &
    Health Buildings Financing
    Authority, Copley Hospital Project,
    Ser A, RB (A) (B)
    3.500%, 10/01/30                                 4,130                4,130
  Vermont State, Educational &
    Health Buildings Financing
    Authority, New England Project,
    RB, AMBAC (A)
    3.270%, 12/01/25                                 2,500                2,500
                                                                     ----------
                                                                         13,895
                                                                     ----------
VIRGINIA -- 0.1%
  Lynchburg, Industrial Development
    Authority, VHA Mid Atlantic-Capital
    Project, Ser E, RB, AMBAC (A)
    3.270%, 12/01/25                                   100                  100
  Virginia State, Public Building
    Authority, Ser 131, RB, MBIA (A)
    3.500%, 08/01/19                                   585                  585
                                                                     ----------
                                                                            685
                                                                     ----------
WASHINGTON -- 5.6%
  Douglas County, Public Utility
    Authority, Ser 3063, RB, FGIC (A)
    3.510%, 09/01/26                                 2,770                2,770
  King County, Ser B, BAN
    4.500%, 11/01/06                                 5,500                5,533
  Northwest Washington, Electric
    Revenue Authority, Ser 2186, RB,
    FSA (A)
    3.520%, 07/01/08                                 3,555                3,555
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Northwest Washington, Electrical
    Revenue Authority, Ser C, RB,
    FSA (A)
    3.520%, 01/01/10                               $ 5,187           $    5,187
  Port Seattle, Ser 3044, RB,
    MBIA (A)
    3.510%, 03/01/22                                12,465               12,465
  Port Townsend, Industrial
    Development Authority, Port
    Townsend Paper Project,
    RB (A) (B)
    3.570%, 03/01/09                                 7,200                7,200
  Washington State, ABN Amro
    Munitops Certificate Trust,
    Ser 2005-28, RB, MBIA (A)
    3.520%, 03/01/13                                 6,000                6,000
  Washington State, GO, FGIC (A)
    3.520%, 07/01/19                                 5,170                5,170
  Washington State, Housing Finance
    Commission, Christa Project,
    Ser B, RB (A) (B)
    3.520%, 07/01/11                                 1,825                1,825
  Washington State, Housing Finance
    Commission, Pioneer Human
    Services Program, RB (A) (B)
    3.530%, 07/01/11                                   535                  535
  Washington State, Housing Finance
    Commission, Rockwood
    Retirement Communities
    Program, Ser A, RB (A) (B)
    3.580%, 01/01/30                                   300                  300
  Washington State, Housing Finance
    Commission, Rockwood
    Retirement Communities,
    RB (A) (B)
    3.580%, 01/01/34                                 1,600                1,600
  Washington State, Housing Finance
    Commission, St. Vincent De Paul
    Project, Ser A, RB (A) (B)
    3.500%, 02/01/31                                 1,600                1,600
  Washington State, Housing Finance
    Commission, Tacoma Art
    Museum Project, RB (A) (B)
    3.630%, 06/01/32                                 1,100                1,100
  Washington State, Ser 1095, GO,
    AMBAC (A)
    3.500%, 01/01/28                                 4,093                4,093
                                                                     ----------
                                                                         58,933
                                                                     ----------
WEST VIRGINIA -- 1.9%
  Charleston, Building Commission
    Parking Facilities Authority,
    Charleston Town Center Parking
    Project, Ser A, RB (A) (B)
    3.590%, 12/01/16                                 9,345                9,345
  Parkersburg, Industrial
    Development Authority, B-H
    Associates Project, RB (A)
    3.915%, 10/01/14                                 3,500                3,500
  Putnam County, Industrial
    Development Authority, FMC
    Project, RB (A) (B)
    3.800%, 10/01/11                                 5,300                5,300


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  West Virginia State, Hospital
    Finance Authority, Mid-Atlantic
    Capital Project, Ser H, RB,
    AMBAC (A)
    3.270%, 12/01/25                               $ 2,100           $    2,100
                                                                     ----------
                                                                         20,245
                                                                     ----------
WISCONSIN -- 3.4%
  Burlington, Area School District,
    TRAN
    3.850%, 09/21/06                                 2,000                2,005
  Menomonee Falls, Industrial
    Development Authority, Maysteel
    Project, RB (A)
    3.600%, 11/01/14                                 3,000                3,000
  Milwaukee, Redevelopment
    Authority, Montessori Society
    School Project, RB (A) (B)
    3.680%, 07/01/21                                 1,405                1,405
  Racine, Unified School District,
    TRAN
    4.000%, 07/14/06                                 6,000                6,008
  Wisconsin State, Health &
    Educational Facilities Authority,
    Alverno College Project,
    RB (A) (B)
    3.630%, 11/01/17                                 2,800                2,800
  Wisconsin State, Health &
    Educational Facilities Authority,
    Blood Center Project, Ser A,
    RB (A) (B)
    3.270%, 06/01/19                                 4,850                4,850
  Wisconsin State, Health &
    Educational Facilities Authority,
    Hospice Care Holdings Inc.
    Project, RB (A) (B)
    3.470%, 05/01/30                                 1,750                1,750
  Wisconsin State, Health &
    Educational Facilities Authority,
    Lutheran College Project,
    RB (A) (B)
    3.630%, 06/01/33                                 1,400                1,400
  Wisconsin State, Health &
    Educational Facilities Authority,
    Madison Family Medicine Project,
    RB (A) (B)
    3.700%, 05/01/21                                 4,650                4,650
  Wisconsin State, Health &
    Educational Facilities Authority,
    Mercy Health Systems Project,
    Ser C, RB (A) (B)
    3.490%, 08/15/23                                 2,360                2,360
  Wisconsin State, Health &
    Educational Facilities Authority,
    Meriter Hospital Project,
    RB (A) (B)
    3.630%, 12/01/32                                 2,550                2,550
  Wisconsin State, Health &
    Educational Facilities Authority,
    Oakwood Project, Ser B,
    RB (A) (B)
    3.500%, 08/15/30                                   800                  800



--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Wisconsin State, Health &
    Educational Facilities
    Authority, Riverview Hospital
    Association Project, RB (A) (B)
    3.630%, 10/01/30                               $ 2,000           $    2,000
                                                                     ----------
                                                                         35,578
                                                                     ----------
Total Municipal Bonds
  (Cost $1,079,803) ($ Thousands)                                     1,079,803
                                                                     ----------

Total Investments -- 102.2%
  (Cost $1,079,803) ($ Thousands)+                                   $1,079,803
                                                                     ==========

Percentages are based on Net Assets of $1,056,903 ($ Thousands).

+        For Federal tax purposes, the Fund's aggregate tax
         cost is equal to book cost.
(A) Floating Rate Security -- The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Securities are collateralized under an agreement from FHLB, FHLMC, FNMA & GNMA.
(D)      Security is escrowed to maturity.
AMBAC    American Municipal Bond Assurance Company
BAN      Bond Anticipation Note
CIFG     CDC IXIS Finance Guaranty
Cl       Class
COP      Certificate of Participation
FGIC     Financial Guaranty Insurance Company
FHLB     Federal Home Loan Bank
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
FSA      Financial Security Assistance
GAN      Grant Anticipation Note
GNMA     Government National Mortgage Association
GO       General Obligation
MBIA     Municipal Bond Insurance Association
Radian   Radian Asset Assurance
RAN      Revenue Anticipation Note
RAW      Revenue Anticipation Warrant
RB       Revenue Bond
Ser      Series
TA       Tax Allocation
TRAN     Tax and Revenue Anticipation Note

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Massachusetts Tax Free Money Market Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 103.5%
MASSACHUSETTS -- 103.5%
  Boston, Water & Sewer
    Commission, Ser A, RB (A)
    3.410%, 11/01/24                               $ 2,725              $ 2,725
  Bridgwater & Raynham, Regional
    School District, BAN
    4.500%, 01/26/07                                 1,425                1,436
  Chatham, BAN
    4.000%, 02/01/07                                 2,200                2,210
  Hampden & Wilbraham, BAN
    4.250%, 10/13/06                                 1,500                1,506
  Mashpee, BAN
    3.750%, 09/22/06                                 1,954                1,958
  Mashpee, Water District
     Authority, BAN
    4.000%, 08/16/06                                 1,400                1,403
  Massachusetts Bay, Transportation
    Authority, Ser SG 156, RB (A)
    3.680%, 07/01/30                                 2,060                2,060
  Massachusetts State, Central Artery
    Project, Ser A, GO (A)
    3.520%, 12/01/30                                 2,300                2,300
  Massachusetts State, Development
    Finance Agency, Assumption
    College Project, Ser A (A) (B)
    3.260%, 03/01/32                                 2,000                2,000
  Massachusetts State, Development
    Finance Agency, Belmont Day
    School Project, RB (A) (B)
    3.500%, 07/01/31                                 2,500                2,500
  Massachusetts State, Development
    Finance Agency, Briarwood
    Retirement Project, Ser A,
    RB (A) (B)
    3.480%, 01/01/35                                 2,500                2,500
  Massachusetts State,
    Development Finance Agency,
    Cardinal Cushing Centers
    Project,
     RB (A) (B)
    3.470%, 02/01/33                                 1,860                1,860
  Massachusetts State,
    Development Finance Agency,
    Dana Hall School Project, RB
    (A) (B)
    3.480%, 06/01/34                                 2,400                2,400
  Massachusetts State,
    Development Finance Agency,
    Draper Laboratory Issue, RB,
    MBIA (A)
    3.170%, 06/01/30                                   700                  700
  Massachusetts State, Development
    Finance Agency, Elderhostel
    Project, RB (A) (B)
    3.470%, 08/01/30                                 2,255                2,255
  Massachusetts State, Development
    Finance Agency, ISO New
    England Project, RB (A) (B)
    3.490%, 02/01/32                                 2,000                2,000
  Massachusetts State, Development
    Finance Agency, New England
    Deaconess Association Project,
    RB (A) (B)
    3.460%, 06/01/34                                 2,000                2,000
  Massachusetts State, Development
    Finance Agency, Scandinavian
    Living Center Project, RB (A) (B)
    3.460%, 11/01/28                                 1,700                1,700

--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Massachusetts State, Development
    Finance Agency, Ser 563, RB (A)
    3.510%, 07/01/35                               $ 1,890              $ 1,890
  Massachusetts State, Development
    Finance Agency, Suffolk
    University Project, Ser A, RB (A)
    3.280%, 07/01/35                                 2,000                2,000
  Massachusetts State, Development
    Finance Agency, Ursuline
    Academy Dedham Project,
    RB (A) (B)
    3.480%, 05/01/32                                 2,100                2,100
  Massachusetts State, Federal
    Highway Authority, RB (A)
    3.490%, 06/15/09                                 1,840                1,840
  Massachusetts State, Health &
    Educational Facilities Authority,
    Emmanuel College Project,
    RB (A) (B)
    3.500%, 07/01/33                                 1,000                1,000
  Massachusetts State, Health &
    Educational Facilities Authority,
    Falmouth Assisted Living Project,
    Ser A, RB (A) (B)
    3.530%, 11/01/26                                 1,700                1,700
  Massachusetts State, Health &
    Educational Facilities Authority,
    Hillcrest Extended Care Project,
    Ser A, RB (A) (B)
    3.210%, 10/01/26                                 2,400                2,400
  Massachusetts State, Health &
    Educational Facilities Authority,
    RB (A)
    3.500%, 01/01/10                                 2,500                2,500
  Massachusetts State, Health &
    Educational Facilities Authority,
    St. Ann's Home Project, Ser A,
    RB (A) (B)
    3.900%, 03/01/22                                 1,310                1,310
  Massachusetts State, Health &
    Educational Facilities Authority,
    Wellesley College Issue, Ser E,
    RB (A)
    3.200%, 07/01/22                                 1,900                1,900
  Massachusetts State, Health &
    Educational Facilities Authority,
    Williams College Issue, Ser E,
    RB (A)
    3.220%, 08/01/14                                 1,500                1,500
  Massachusetts State, Housing
    Finance Agency, Ser 2004-1055,
    RB (A)
    3.490%, 06/01/34                                   695                  695
  Massachusetts State, Housing
    Finance Agency, Ser F, RB,
    FSA (A)
    3.170%, 12/01/37                                 1,600                1,600
  Massachusetts State, Housing
    Finance Agency, Ser G, RB (A)
    3.170%, 12/01/25                                 1,690                1,690
  Massachusetts State, Housing
    Finance Authority, Multi-Family
    Housing Project, Ser A,
    RB (A) (C)
    3.170%, 01/15/10                                   385                  385


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Massachusetts Tax Free Money Market Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount            Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Massachusetts State, Industrial
    Finance Agency, Goddard House
    Project, Ser 1995, RB (A) (B)
    3.520%, 11/01/25                               $ 1,815              $ 1,815
  Massachusetts State, Industrial
    Finance Agency, Jewish Geriatic
    Services Project, Ser A,
    RB (A) (B)
    3.230%, 05/15/13                                 3,000                3,000
  Massachusetts State, Ser 449, GO,
    AMBAC (A)
    3.500%, 02/01/18                                 1,385                1,385
  Massachusetts State, Ser C42, GO,
    AMBAC (A)
    3.260%, 12/01/24                                 1,000                1,000
  Massachusetts State, Turnpike
    Authority, Ser 334, RB, MBIA (A)
    3.490%, 01/01/37                                 2,643                2,643
  Massachusetts State, Water
    Pollution Authority, Ser 867T,
    RB (A)
    3.500%, 08/01/12                                 1,600                1,600
  Massachusetts State, Water
    Resource Authority, Ser B, RB,
    AMBAC (A)
    3.210%, 04/01/28                                 1,650                1,650
  Massachusetts State, Water
    Resource Authority, Ser B,
    RB, FGIC (A)
    3.210%, 08/01/37                                 1,100                1,100
  New Bedford, BAN
    4.000%, 02/16/07                                 1,100                1,104
  North Adams, BAN
    4.500%, 09/29/06                                   600                  602
                                                                        -------
Total Municipal Bonds
  (Cost $75,922) ($ Thousands)                                           75,922
                                                                        -------
Total Investments -- 103.5%
  (Cost $75,922) ($ Thousands)+                                         $75,922
                                                                        =======

Percentages are based on Net Assets of $73,328 ($ Thousands)

+        For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A) Floating Rate Security - the rate reflected on the Schedule of Invesmtments is the rate in effect on May 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)      Securities are collateralized under an agreement from FNMA
AMBAC    American Municipal Bond Assurance Company
BAN      Bond Anticipation Note
FGIC     Financial Guaranty Insurance Company
FNMA     Federal National Mortgage Association
FSA      Financial Security Assistance
GO       General Obligation
MBIA     Municipal Bond Insurance Association
RB       Revenue Bond
Ser      Series

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.4%
ALABAMA -- 0.7%
  Alabama State, Private Colleges &
    Universities, Tuskegee University
    Project, Ser A, RB, Radian Insured
    Callable 09/01/06 @ 102
    5.700%, 09/01/10                               $   825           $      845
    5.700%, 09/01/11                                   870                  892
  Alabama State, Water Pollution
    Control Authority, Revolving Fund
    Loan, Ser B, RB, AMBAC
    5.250%, 08/15/10                                 2,000                2,116
  Montgomery, BMC Special Care
    Facilities, Baptist Health Project,
    Ser A-2, RB, MBIA (F)
    5.130%, 11/15/13                                 3,000                2,959
                                                                     ----------
                                                                          6,812
                                                                     ----------
ALASKA -- 1.8%
  Alaska State, Energy & Power
    Authority, Bradley Lake Project,
    Ser 3, RB, FSA
    6.000%, 07/01/12                                 3,980                4,401
  Alaska State, Energy & Power
    Authority, Bradley Lake Project,
    Ser 4, RB, FSA
    6.000%, 07/01/14                                 2,920                3,270
  Alaska State, Housing Finance
    Authority, General Housing
    Project, Ser B, RB, MBIA
    Callable 06/01/15 @ 100
    5.000%, 12/01/20                                 5,000                5,217
  Alaska State, Housing Finance
    Authority, General Mortgage
    Project, Ser A, RB, MBIA
    5.100%, 12/01/06                                 1,805                1,803
  Alaska State, Housing Finance
    Authority, Ser A-1, RB
    Callable 06/01/09 @ 100
    6.000%, 06/01/15                                 1,940                2,038
  Alaska State, International Airports,
    Ser A, RB, MBIA
    5.000%, 10/01/12                                 2,000                2,093
                                                                     ----------
                                                                         18,822
                                                                     ----------
ARIZONA -- 3.0%
  Arizona State, Agricultural
    Improvement & Power Authority,
    Salt River Project, Ser B, RB
    Callable 01/01/13 @ 100
    5.000%, 01/01/25                                 4,000                4,130
  Arizona State, Transportation
    Board, Sub-Ser A, RB
    5.000%, 07/01/10                                 4,000                4,195
  Maricopa County, Pollution
    Authority, California Edison
    Project, Ser A, RB
    2.900%, 06/01/35                                 5,000                4,833
  Mesa, Utility Systems Authority,
    RB, FGIC
    7.125%, 07/01/11                                 7,000                8,057
    6.500%, 07/01/11                                 3,865                4,348


--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Pima County, Industrial
    Development Authority, Capital
    Appreciation, Ser B, RB
    Callable 03/01/14 @ 101 (E)
    4.550%, 09/01/25                               $ 1,920           $    1,920
  Pima County, Unified School District
    No. 1, GO, FSA
    Callable 07/01/12 @ 100
    4.750%, 07/01/14                                 3,000                3,113
                                                                     ----------
                                                                         30,596
                                                                     ----------
ARKANSAS -- 0.9%
  Arkansas State, Development
    Finance Authority, Mortgage
    Backed Securities Program,
    Ser A, RB
    Callable 01/01/11 @ 100 (E)
    4.700%, 07/01/16                                 1,135                1,147
  Arkansas State, Development
    Finance Authority, Mortgage
    Backed Securities Program,
    Ser D, RB
    Callable 07/01/12 @ 100 (E)
    3.000%, 01/01/24                                 2,420                2,404
  Arkansas State, University of
    Central Arkansas, Auxiliary
    Project, Ser C, RB, AMBAC
    6.125%, 04/01/26                                 1,535                1,815
  Arkansas State, University of
    Central Arkansas, Student Fee
    Project, Ser B, RB, AMBAC
    6.125%, 04/01/26                                 1,535                1,815
  Arkansas State, University of
    Central Arkansas, Student
    Housing Project, Ser A, RB,
    AMBAC
    6.000%, 04/01/21                                 1,990                2,289
                                                                     ----------
                                                                          9,470
                                                                     ----------
CALIFORNIA -- 13.2%
  California State, Bay Area Toll
    Authority, San Francisco Bay Area
    Project, Ser F, RB
    Callable 04/01/16 @ 100
    5.000%, 04/01/31                                 1,680                1,737
  California State, Economic
    Development Authority, Ser A,
    GO, MBIA
    5.250%, 07/01/13                                10,000               10,837
  California State, Economic
    Development Authority, Ser B, GO
    5.000%, 07/01/23                                 3,000                3,079
  California State, Economic
    Recover Project, Ser C-1, RB
    Callable 06/09/06 @ 100
    3.620%, 07/01/23                                 1,700                1,700
  California State, GO
    5.250%, 02/01/11                                 2,000                2,123
    5.000%, 02/01/12                                 6,000                6,335
    5.000%, 10/01/12                                12,425               13,191
  California State, GO
    Callable 08/01/13 @ 100
    5.250%, 02/01/14                                 4,000                4,306
  California State, GO
    Partially Pre-Refunded @ 100 (C)
    6.250%, 10/01/06                                   480                  484

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  California State, GO
    Partially Pre-Refunded @ 101 (C)
    5.250%, 12/01/06                               $   840           $      855
  California State, GO, AMBAC
    5.000%, 02/01/14                                 1,000                1,067
  California State, Housing Finance
    Agency, Single-Family Mortgage
    Project, Ser C-4-Cl I, RB
    Callable 08/01/07 @ 101.5 (E)
    5.050%, 02/01/17                                     5                    5
  California State, Public Works
    Board, Community Colleges
    Project, Ser A, RB
    5.500%, 12/01/10                                 2,475                2,649
  California State, Public Works
    Board, Department of Corrections
    Project, Ser B, RB
    5.250%, 01/01/13                                 2,000                2,145
  California State, Ser 1, GO
    5.000%, 09/01/15                                 3,625                3,861
  California State, Various
    Purposes, GO
    5.000%, 06/01/13                                 5,275                5,599
    5.000%, 03/01/14                                 2,150                2,282
  California State, Water Department
    Authority, Central Valley Project,
    Ser Q, RB
    6.000%, 12/01/10                                 2,955                3,225
  California State, Water Department
    Authority, Central Valley Project,
    Ser Q, RB (D)
    6.000%, 12/01/10                                 2,195                2,413
  California State, Water Department
    Authority, Ser A, RB
    5.500%, 05/01/09                                 2,000                2,095
  California Statewide, Communities
    Development Authority, Equity
    Residential Project, Ser C, RB (A)
    5.200%, 12/01/29                                 2,750                2,840
  California Statewide, Communities
    Development Authority, Kaiser
    Permanente Project, Ser B, RB
    Callable 03/01/16 @ 100
    5.250%, 03/01/45                                 7,000                7,184
  California Statewide, Communities
    Development Authority, Kaiser
    Permanente Project, Ser B, RB
    Callable 07/05/10 @ 102
    3.900%, 08/01/31                                 2,450                2,324
  California Statewide, Communities
    Development Authority, Kaiser
    Permanente Project, Ser E, RB
    3.875%, 04/01/32                                 7,500                7,425
  California Statewide, Communities
    Development Authority, Kaiser
    Permanente Project, Ser I, RB (A)
    3.450%, 04/01/35                                 3,000                2,895
  California Statewide, Communities
    Development Authority, Pollution
    Control, Southern California
    Education Project, Ser A,
    RB, XLCA
    Callable 04/01/13 @ 100
    4.100%, 04/01/28                                 1,890                1,885


--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Golden State, Tobacco Securitization
    Project, Capital Appreciation
    Project, Ser A, RB, AMBAC
    Callable 06/01/18 @ 100 (F)
    1.234%, 06/01/23                               $ 3,500           $    2,778
  Golden State, Tobacco Securitization
    Project, Enhanced Project, RB, FGIC
    Pre-Refunded @ 100 (C)
    5.500%, 06/01/13                                 3,000                3,285
  Golden State, Tobacco Securitization
    Project, Enhanced Project, Ser A, RB
    Callable 06/01/10 @ 100
    5.000%, 06/01/20                                 1,000                1,026
  Golden State, Tobacco Securitization
    Project, Enhanced Project, Ser B,
    Pre-Refunded @ 100 (C)
    5.750%, 06/01/08                                 3,000                3,116
  Golden State, Tobacco Securitization
    Project, Ser 2003-A-1, RB
    Callable 06/01/13 @ 100
    5.000%, 06/01/21                                 8,175                8,220
  Kings River, Conservation
    District, Peaking Project, COP
    5.000%, 05/01/12                                 2,300                2,383
  Mojave, Water Agency,
    Improvement District, Morongo
    Basin Project, GO, FGIC
    Callable 09/01/06 @ 102
    5.600%, 09/01/12                                 1,000                1,025
  Northern California, Tobacco
    Securitization Authority,
    Asset-Backed, Ser A-1, RB
    Callable 06/01/15 @ 100
    4.750%, 06/01/23                                 1,000                  979
  Northern California, Tobacco
    Securitization Authority, Ser B, RB
    Callable 06/01/11 @ 100
    4.375%, 06/01/21                                 1,140                1,176
  Orange County, Ser A, COP, MBIA
    Callable 07/01/06 @ 102
    5.800%, 07/01/16                                 1,000                1,022
  Oroville, Hospital Project, Ser A, RB
    Callable 07/10/06 @ 102
    5.500%, 12/01/06                                 1,000                1,008
  San Diego County, Regional Airport
    Authority, RB, AMBAC
    5.000%, 07/01/11                                 2,135                2,231
  Southern California, Metropolitan
    Water District, Ser B, RB
    5.000%, 07/01/14                                 3,800                4,080
  Southern California, Metropolitan
    Water District, Ser C-1, RB
    Callable 7/3/06 @ 100
    3.450%, 07/01/36                                   700                  700
  Temecula Valley, Unified School
    District, GO, FSA
    5.250%, 08/01/15                                 2,000                2,190
  Torrance, Redevelopment Agency,
    Senior Lien, Ser C, TA, MBIA
    5.000%, 09/01/08                                 1,215                1,251


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  University of California, Ser A, RB,
    AMBAC
    5.000%, 05/15/13                               $ 5,500           $    5,892
                                                                     ----------
                                                                        136,903
                                                                     ----------
COLORADO -- 0.9%
  Colorado State, Department of
    Corrections, Penitentiary II
    Project, Ser B, COP, AMBAC
    5.000%, 03/01/15                                 2,500                2,650
  Colorado State, Healthcare Facilities
    Authority, Catholic Health Initiatives
    Project, Ser A, RB
    5.500%, 12/01/06                                 1,000                1,009
    5.500%, 12/01/07                                 1,000                1,025
  Colorado State, Housing Finance
    Authority, Single-Family Housing
    Project, Ser C-3, RB
    Callable 11/01/07 @ 105
    6.750%, 05/01/17                                    60                   62
  Colorado State, Housing Finance
    Authority, Single-Family Housing
    Project, Sub-Ser C, RB
    Callable 08/01/11 @ 102
    4.875%, 08/01/13                                   380                  384
  Denver, Convention Center Hotel
    Authority, RB, AMBAC
    Callable 10/01/08 @ 101
    5.000%, 12/01/30                                 4,000                4,120
                                                                     ----------
                                                                          9,250
                                                                     ----------
CONNECTICUT -- 0.1%
  Connecticut State, Special Tax
    Obligation, Ser B, RB
    6.125%, 09/01/12                                 1,100                1,209
                                                                     ----------
DELAWARE -- 0.6%
  University of Delaware, Ser B, RB
    Callable 06/09/06 @ 100
    3.540%, 11/01/26                                 6,600                6,600
                                                                     ----------
DISTRICT OF COLUMBIA -- 1.2%
  District of Columbia, Convention
    Center Project, Senior Lien, RB,
    AMBAC
    5.250%, 10/01/12                                 3,000                3,125
  District of Columbia, Metropolitan
    Washington Airport, Ser A, RB,
    MBIA
    5.000%, 10/01/12                                 2,645                2,767
  District of Columbia, Ser A-1, GO,
    MBIA
    6.500%, 06/01/09                                 1,085                1,168
  District of Columbia, Ser B, GO,
    MBIA
    6.000%, 06/01/11                                 4,420                4,850
                                                                     ----------
                                                                         11,910
                                                                     ----------
FLORIDA -- 3.7%
  Dade County, Ser CC, GO, AMBAC
    7.125%, 10/01/08                                 1,470                1,612
  East Homestead, Community
    Development District, Ser B,
    Special Assessment
    5.000%, 05/01/11                                 3,000                3,007

--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Florida State, Division of Finance
    Board, Environmental Protection
    Project, RB, FSA
    6.000%, 07/01/13                               $ 3,490           $    3,931
  Florida State, Housing Finance
    Authority, Homeowner Mortgage
    Project, Ser 1, RB, FSA
    Callable 07/01/10 @ 100
    5.750%, 01/01/17                                   200                  203
  Highlands County, Health Facilities
    Authority, Hospital-Adventist Health
    Systems Project, Ser C, RB
    Callable 11/15/16 @ 100
    5.250%, 11/15/36                                 4,000                4,125
  Hillsborough County, Aviation
    Authority, Tampa International
    Airport Project, Ser A, RB, FSA
    5.500%, 10/01/09                                 4,820                5,089
  Hillsborough County, Capacity
    Assessment Project, Special
    Assessment, FGIC
    5.000%, 03/01/16                                 3,375                3,565
  Jacksonville, Economic
    Development Commission, Mayo
    Clinic Project, RB
    Callable 05/15/16 @ 100
    5.000%, 11/15/36                                 3,000                3,075
  Lee County, Solid Waste Systems
    Authority, RB, MBIA
    5.250%, 10/01/09                                 2,500                2,597
  Miami-Dade County, Jackson
    Health Systems Project, Ser B,
    RB, MBIA
    5.000%, 06/01/14                                 4,370                4,632
  Miami-Dade County, Miami
    International Airport, Ser B,
    RB, FSA
    Callable 10/01/07 @ 102
    5.000%, 10/01/11                                 3,300                3,391
  Palm Beach County, Solid Waste
    Authority, Ser A, RB, AMBAC
    6.000%, 10/01/08                                 3,300                3,456
                                                                     ----------
                                                                         38,683
                                                                     ----------
GEORGIA -- 2.6%
  Atlanta, Water & Wastewater
    Authority, RB, FSA
    5.250%, 11/01/14                                 1,500                1,626
  Georgia State, Housing & Finance
    Authority, Single Family Mortgage,
    Sub-Ser B-4, RB
    Callable 11/01/09 @ 100
    5.250%, 06/01/20                                 3,850                3,912
  Georgia State, Municipal Electric
    Power Authority, RB, AMBAC
    7.000%, 01/01/08                                 4,355                4,573
  Georgia State, Municipal Electric
    Power Authority, RB, AMBAC (D)
    7.000%, 01/01/08                                   145                  152
  Georgia State, Municipal Electric
    Power Authority, Ser V, RB, MBIA
    6.500%, 01/01/12                                 3,235                3,528
  Georgia State, Ser C, GO
    6.000%, 07/01/10                                 2,610                2,842
  Georgia State, Ser D, GO
    6.700%, 08/01/10                                 3,600                4,009

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Marietta, Housing Authority, Wood
    Knoll Project, RB (E)
    3.460%, 07/01/24                               $ 4,000           $    4,000
  Savannah, Hospital Authority, St.
    Joseph's Health Systems Project,
    Ser B, RB, FSA
    Callable 01/01/09 @ 101
    5.250%, 07/01/09                                 2,625                2,733
                                                                     ----------
                                                                         27,375
                                                                     ----------
IDAHO -- 0.5%
  Idaho State, Health Facilities
    Authority, St Lukes Regional
    Medical Center Project, RB, FSA
    Callable 06/09/06 @ 100
    3.560%, 07/01/35                                 1,500                1,500
  Idaho State, Healthcare Facilities
    Authority, St  Lukes Medical
    Center Project, RB, FSA (A)
    3.590%, 07/01/30                                 1,100                1,100
  Idaho State, Housing & Finance
    Association, Ser C, Cl I-III, RB
    Callable 01/01/15 @ 100
    5.100%, 01/01/27                                 2,325                2,308
  Idaho State, Housing & Finance
    Association, Single-Family
    Mortgage Project, Ser C, RB
    Callable 01/01/11 @ 100
    5.600%, 01/01/21                                   350                  358
                                                                     ----------
                                                                          5,266
                                                                     ----------
ILLINOIS -- 5.2%
  Chicago, Board of Education,
    School Reform Project, Ser A,
    GO, FGIC
    5.250%, 12/01/17                                 2,330                2,546
  Chicago, Metropolitan Water
    Reclamation District, GO
    6.500%, 12/01/07                                 2,250                2,337
  Chicago, Metropolitan Water
    Reclamation District, Greater
    Chicago Capital Improvements
    Project, GO
    6.900%, 01/01/07                                 1,810                1,841
  Chicago, O'Hare International
    Airport, RB, AMBAC
    Callable 01/01/10 @ 101
    5.500%, 01/01/12                                 5,500                5,809
  Chicago, Public Building Commerce
    Building, Chicago Transit
    Authority, RB, AMBAC
    5.000%, 03/01/13                                 2,000                2,120
  Chicago, Ser A-2, GO, AMBAC
    6.125%, 01/01/12                                 5,000                5,552
  Chicago, Tax Increment Allocation,
    Ser A, TA, AMBAC (F)
    4.150%, 12/01/07                                 6,970                6,594
  Cook County, GO, MBIA (D)
    7.250%, 11/01/07                                 1,375                1,402
  Granite City, Madison County,
    Waste Management Project, RB
    3.850%, 05/01/27                                 3,000                2,980


--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Illinois State, Development
    Financing Authority, Community
    Rehabilitation Providers Project,
    Ser A, RB
    5.700%, 07/01/07                               $ 1,290           $    1,301
  Illinois State, Development
    Financing Authority, Student
    Housing Project, Ser A, RB
    5.000%, 06/01/11                                 1,040                1,071
  Illinois State, Educational Facilities
    Authority, Loyola University Project,
    Ser A, RB (D)
    7.000%, 07/01/07                                 4,585                4,668
  Illinois State, Finance Authority,
    Luther Oaks Project, Ser A, RB
    Callable 08/15/16 @ 100
    6.000%, 08/15/39                                 2,000                2,045
  Illinois State, Health Facilities
    Authority, Centegra Health Systems
    Project, RB
    5.500%, 09/01/06                                 2,375                2,381
  Illinois State, Health Facilities
    Authority, Condell Medical Center
    Project, RB
    6.000%, 05/15/10                                   880                  903
  Illinois State, Health Facilities
    Authority, Decatur Memorial
    Hospital Project, RB
    5.500%, 10/01/10                                 1,050                1,102
    5.500%, 10/01/11                                 1,150                1,211
  Illinois State, Metropolitan Pier &
    Exposition, McCormick Project,
    Ser A, RB, MBIA (F)
    4.087%, 12/15/16                                 2,330                1,453
  Southern Illinois, University Housing
    & Auxiliary Facilities Systems
    Project, Ser A, RB, AMBAC
    5.250%, 04/01/20                                 2,000                2,185
  University of Illinois, Auxiliary
    Facilities System, Ser A, RB,
    AMBAC
    5.500%, 04/01/14                                 2,000                2,194
  University of Illinois, Auxiliary
    Facilities System, Ser B, RB, FGIC
    5.500%, 04/01/15                                 1,635                1,800
                                                                     ----------
                                                                         53,495
                                                                     ----------
INDIANA -- 1.9%
  Indiana State, Finance Authority,
    State Revolving Fund Program,
    Ser A, RB
    5.000%, 02/01/16                                 3,000                3,206
  Indiana State, Health Facilities
    Financing Authority, Ascension
    Health Sub Credit Project,
    Ser A, RB
    5.000%, 04/01/11                                 4,900                5,102
  Indiana State, Health Facilities
    Financing Authority, Clarian
    Health Hospital Project, Ser B,
    RB (A)
    3.600%, 03/01/30                                 2,300                2,300
  Indiana State, Office Building
    Commission, State Office Building
    II Facilities Project, Ser D, RB
    6.900%, 07/01/11                                 5,650                6,102
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Indianapolis, Thermal Energy
    Systems Project, Ser A, RB, MBIA
    Callable 10/01/11 @ 101
    5.500%, 10/01/12                               $ 2,860           $    3,090
                                                                     ----------
                                                                         19,800
                                                                     ----------
IOWA -- 0.5%
  Tobacco Settlement Authority, Ser B
    Pre-Refunded @ 101 (C)
    5.600%, 06/01/11                                 5,000                5,431
                                                                     ----------
KANSAS -- 1.4%
  Kansas State, Department of
    Transportation Highway Authority,
    Ser B-2, RB (A)
    3.560%, 09/01/20                                 6,400                6,400
  Wyandotte County, Unified
    Government Authority, Ser 2004,
    RB, AMBAC
    Callable 09/01/14 @ 105
    5.650%, 09/01/15                                 7,245                8,069
                                                                     ----------
                                                                         14,469
                                                                     ----------
LOUISIANA -- 0.4%
  De Soto Parish, Pollution Control
    Authority, International Paper
    Projects, Ser A, RB
    5.000%, 10/01/12                                 3,600                3,663
                                                                     ----------
MARYLAND -- 0.4%
  Maryland State, State & Local
    Facilities, Capital Improvements
    Project, Ser A, GO
    5.500%, 08/01/14                                 4,000                4,435
                                                                     ----------
MASSACHUSETTS -- 5.5%
  Massachusetts Bay, Transportation
    Authority, General Transportation
    System Project, Ser A, RB
    5.500%, 03/01/12                                 3,300                3,493
  Massachusetts Bay, Transportation
    Authority, Ser A, RB
    5.000%, 07/01/19                                 5,000                5,350
  Massachusetts State, Construction
    Loan, Ser B, GO
    Callable 06/09/06 @ 100
    3.600%, 03/01/26                                 1,100                1,100
  Massachusetts State, Construction
    Loan, Ser C, RB, AMBAC (D)
    5.000%, 08/01/10                                   190                  199
  Massachusetts State, Construction
    Loan, Ser D, GO, MBIA
    5.500%, 11/01/15                                 3,000                3,326
  Massachusetts State, Development
    Finance Agency, Biomedical
    Research Project, Ser C, RB
    Callable 08/01/10 @ 101
    6.000%, 08/01/11                                 1,000                1,069
  Massachusetts State, Health &
    Educational Facilities Authority,
    Lahey Clinic Medical Center
    Project, Ser C, RB, FGIC
    5.000%, 08/15/14                                 2,395                2,539


--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Massachusetts State, Health &
    Educational Facilities Authority,
    Lowell General Hospital Project,
    Ser B, RB, FSA
     Callable 06/01/07 @ 102
    5.250%, 06/01/11                               $ 1,585           $    1,638
  Massachusetts State, Municipal
    Wholesale Electric Project
    No. 6-A, RB, MBIA
    5.500%, 07/01/09                                 4,000                4,198
  Massachusetts State, School
    Building Authority, Ser A, RB, FSA
    5.000%, 08/15/14                                 7,000                7,472
  Massachusetts State, School
    Building Authority, Ser A, RB, FSA
    Callable 8/15/15 @ 100
    5.000%, 08/15/30                                 5,000                5,169
  Massachusetts State, Ser B, GO
    5.250%, 08/01/16                                 5,000                5,437
  Massachusetts State, Ser C, GO, FSA
    5.500%, 12/01/17                                 3,000                3,349
  Massachusetts State, Special
    Obligation, Federal Highway
    Project, Ser A, GAN, FSA
    5.000%, 12/15/14                                10,000               10,627
  Massachusetts State, Water
    Resources Authority, Ser A, RB, FGIC
    6.125%, 08/01/11                                 1,500                1,667
                                                                     ----------
                                                                         56,633
                                                                     ----------
MICHIGAN -- 2.9%
  Detroit, Convention Facilities,
    Cobo Hall Project, RB, MBIA
    5.000%, 09/30/12                                 2,000                2,130
  Grand Haven, Electric Authority,
    RB, MBIA
    5.500%, 07/01/16                                 6,960                7,733
  Greater Detroit, Resource Recovery
    Authority, Ser B, RB, AMBAC
    6.250%, 12/13/07                                 2,000                2,075
  Kent, Hospital Finance Authority,
    Spectrum Health Project, Ser B, RB
    5.000%, 07/15/11                                 4,250                4,425
  Michigan State, Environmental
    Protection Program, GO
    6.250%, 11/01/12                                 3,000                3,295
  Wayne Charter County, Detroit
    Metro Project, Ser A, RB, MBIA
    5.250%, 12/01/11                                 9,645               10,019
                                                                     ----------
                                                                         29,677
                                                                     ----------
MISSISSIPPI -- 0.1%
  Mississippi State, Hospital
    Equipment & Facilities Authority,
    Rush Medical Foundation Project,
    Ser A, RB
    5.400%, 01/01/07                                   205                  206
  Mississippi State, Single-Family
    Housing Authority, Ser D, Cl 6,
    RB (A) (E)
    6.650%, 07/01/12                                   315                  332
                                                                     ----------
                                                                            538
                                                                     ----------

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
MISSOURI -- 0.3%
  Missouri State, Development
    Finance Board, Crackerneck
    Creek Project, Ser C, RB
    Callable 03/01/16 @ 100
    5.000%, 03/01/28                               $ 2,000           $    2,012
  Missouri State, Development
    Finance Board, Crackerneck
    Creek Project, Ser C, TA
    Callable 03/01/14 @ 100
    5.000%, 03/01/26                                 1,000                1,009
                                                                     ----------
                                                                          3,021
                                                                     ----------
NEVADA -- 0.3%
  Henderson, Local Improvement
    Districts, Special Assessment
    Callable 09/01/06 @ 100
    5.300%, 09/01/35                                 3,000                2,989
                                                                     ----------
NEW HAMPSHIRE -- 0.2%
  New Hampshire, Health &
    Education Facilities Authority,
    Catholic Medical Center, RB
    Callable 07/01/16 @ 100
    5.000%, 07/01/36                                 1,800                1,793
                                                                     ----------
NEW JERSEY -- 5.2%
  Gloucester County, Solid Waste
    Improvement Authority, Waste
    Management Project, Ser A, RB (A)
    6.850%, 12/01/29                                 2,000                2,168
  New Jersey State, Economic
    Development Authority, School
    Facilities Construction Project,
    Ser I, RB
    5.500%, 09/01/15                                 3,110                3,413
  New Jersey State, Economic
    Development Authority, School
    Facilities Construction Project,
    Ser O, RB
    5.000%, 03/01/13                                 4,000                4,220
  New Jersey State, Educational
    Facilities Authority, Higher
    Education Capital Improvements
    Project, Ser B, RB
    5.750%, 09/01/10                                 4,220                4,529
  New Jersey State, Equipment Lease
    Purchase, Ser A, COP
    5.000%, 06/15/11                                 4,000                4,180
    5.000%, 06/15/14                                 2,500                2,628
  New Jersey State, Health Care
    Facilities Financing Authority,
    Greystone Park Psychiatric
    Hospital Project, RB, AMBAC
    5.000%, 09/15/15                                 6,080                6,490
  New Jersey State, Ser K, GO
    5.125%, 07/15/18                                 6,500                7,012
  New Jersey State, Transportation
    Trust Fund Authority,
    Transportation Systems Project,
    Ser A, RB
    5.250%, 12/15/20                                 7,250                7,803



--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  New Jersey State, Transportation
    Trust Fund Authority,
    Transportation Systems Project,
    Ser A, RB, AMBAC
    5.500%, 12/15/15                               $ 2,750           $    3,042
  New Jersey State, Transportation
    Trust Fund Authority,
    Transportation Systems Project,
    Ser A, RB, MBIA
    5.250%, 12/15/14                                 2,000                2,167
  New Jersey State, Transportation
    Trust Fund Authority,
    Transportation Systems Project,
    Ser C, RB
    5.000%, 06/15/09                                 2,000                2,068
  New Jersey State, Transportation
    Trust Fund Authority,
    Transportation Systems Project,
    Ser C, RB, FSA
    5.750%, 12/15/12                                 1,500                1,659
  Tobacco Settlement, Financing
    Authority, RB
    5.500%, 06/01/11                                 2,000                2,093
                                                                     ----------
                                                                         53,472
                                                                     ----------
NEW MEXICO -- 1.2%
  Farmington, Pollution Control,
    Ser B, RB, FGIC
    3.550%, 04/01/29                                 5,000                4,906
  Jicarilla, Apache Nation Reservation
    Project, Ser A, RB
    5.000%, 09/01/11                                 1,000                1,030
    5.000%, 09/01/13                                 3,200                3,296
  New Mexico State, Mortgage
    Finance Authority, Single-Family
    Mortgage Program, Ser C-3, RB
    Callable 01/01/07 @ 102 (E)
    5.950%, 07/01/28                                   350                  359
  New Mexico State, Mortgage
    Finance Authority, Single-Family
    Mortgage Program, Ser D-2, RB,
    Callable 01/01/07 @ 102 (E)
    6.000%, 01/01/29                                 3,145                3,239
                                                                     ----------
                                                                         12,830
                                                                     ----------
NEW YORK -- 14.2%
  Dutchess County, Industrial
    Development Authority, IBM
    Project, RB
    Callable 12/01/09 @ 100
    5.450%, 12/01/29                                 5,500                5,755
  Liberty, Development Authority,
    Goldman Sachs Headquarters
    Project, RB
    5.250%, 10/01/35                                 2,000                2,165
  Long Island, Power Authority, New
    York Electric Systems Project,
    Ser A, RB, AMBAC
    6.000%, 12/01/07                                 6,000                6,201
  Metropolitan New York,
    Transportation Authority, Ser C, RB
    5.000%, 11/15/12                                 2,930                3,102
  Nassau County, Tobacco Authority
    Asset Backed Project, Ser A, RB
    Pre-Refunded @ 101 (C)
    5.600%, 07/15/09                                 2,835                2,841

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  New York City, Industrial
    Development Agency, Terminal
    One Group Association Project, RB
    5.500%, 01/01/14                               $ 2,000           $    2,123
  New York City, Municipal
    Assistance Authority, Ser I, RB
    Callable 07/01/07 @ 102
    6.250%, 07/01/08                                 2,000                2,094
  New York City, Ser A, GO
    5.000%, 08/01/14                                 4,000                4,225
  New York City, Ser B, GO
    5.500%, 08/01/11                                 2,000                2,147
    5.500%, 08/01/12                                 5,000                5,405
    5.250%, 08/01/11                                 2,000                2,125
  New York City, Ser B, GO, XLCA
    7.250%, 08/15/07                                 3,435                3,580
  New York City, Ser B, GO, XLCA (D)
    7.250%, 08/15/07                                   565                  589
  New York City, Ser G, GO
    5.000%, 08/01/13                                 2,500                2,638
  New York City, Ser H, GO, FGIC
    Callable 08/01/14 @ 100
    5.000%, 08/01/15                                 3,500                3,714
  New York City, Ser I, GO
    5.000%, 08/01/13                                 2,000                2,110
  New York City, Ser I, GO, AMBAC
    5.750%, 03/15/07                                    10                   10
  New York City, Ser J, GO
    Callable 03/01/15 @ 100
    5.000%, 03/01/17                                 5,000                5,225
  New York City, Ser J, GO
    Callable 08/01/07 @ 101
    6.125%, 08/01/11                                     5                    5
  New York City, Ser J, GO
    Pre-Refunded @ 101 (C)
    6.125%, 08/01/07                                   365                  379
  New York City, Ser J, GO
    Callable 06/01/16 @ 100
    5.000%, 06/01/17                                 1,000                1,050
  New York City, Sub-Ser F-1, GO
    5.000%, 09/01/17                                 4,000                4,190
  New York City, Transitional Finance
    Authority, Future Secured Tax
    Project, Ser C, RB (D)
    5.500%, 02/01/09                                   150                  157
  New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser A, RB
    Callable 11/01/11 @ 100 (G)
    5.500%, 11/01/26                                 3,250                3,498
  New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser C, RB
    5.500%, 02/01/09                                   940                  983
  New York State, Dormitory
    Authority, Department of Health
    Project, RB
    5.250%, 07/01/10                                 3,040                3,196
  New York State, Dormitory
    Authority, New York Methodist
    Hospital Project, RB
    5.250%, 07/01/12                                 1,575                1,654
    5.250%, 07/01/13                                 1,760                1,848
    5.250%, 07/01/14                                 1,855                1,957



--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  New York State, Dormitory
    Authority, Presbyterian Hospital
    Project, RB, AMBAC
    Callable 02/01/08 @ 101
    4.400%, 08/01/13                               $   195           $      196
  New York State, Dormitory
    Authority, Ser B, RB
    Callable 05/15/12 @ 100 (A)
    5.250%, 11/15/23                                10,000               10,623
  New York State, Dormitory
    Authority, Ser B, RB, XLCA (A)
    5.250%, 07/01/32                                 4,275                4,558
  New York State, Dormitory
    Authority, State University
    Educational Facilities Project,
    RB, MBIA
    Callable 05/15/10 @ 101
    6.000%, 05/15/15                                 4,000                4,351
  New York State, Dormitory
    Authority, State University
    Educational Facilities, Ser A,
    RB, MBIA
    5.500%, 05/15/13                                 8,125                8,836
  New York State, Environmental
    Facilities Authority, New York City
    Water Project, RB
    5.750%, 06/15/12                                   190                  210
  New York State, Environmental
    Facilities Authority, Revolving
    Funds, RB, MBIA
    6.000%, 06/15/12                                 3,250                3,620
  New York State, Environmental
    Facilities Authority, Ser A, RB
    5.000%, 03/15/12                                 2,000                2,115
  New York State, Mortgage Agency,
    Homeowner Mortgage Project,
    Ser 87, RB
    Callable 09/01/09 @ 100
    5.150%, 04/01/17                                 1,465                1,497
  New York State, Tobacco
    Settlement Financing, Ser A-1, RB
    Callable 06/01/06 @ 100
    5.250%, 06/01/12                                 1,525                1,527
  New York State, Urban
    Development, Capital Correctional
    Facilities Project, Ser A, RB, FSA
    6.500%, 01/01/10                                 4,135                4,522
  New York State, Urban
    Development, Ser A, RB
    5.250%, 01/01/21                                 2,750                2,843
    5.000%, 01/01/17                                 1,175                1,233
  New York State, Urban
    Development, Ser A, RB, MBIA
    5.250%, 01/01/11                                18,000               19,147
  Tsasc, Inc., New York TFABS,
    Ser 1, RB
    Pre-Refunded @ 101 (C)
    5.750%, 07/15/09                                 2,520                2,671
  Tsasc, Ser 1, RB
    Callable 06/01/16 @ 100
    4.750%, 06/01/22                                 4,325                4,282
                                                                     ----------
                                                                        147,197
                                                                     ----------


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
NORTH CAROLINA -- 1.8%
  Charlotte, Convention Facilities
    Project, Ser A, COP
    5.000%, 08/01/11                               $ 2,000           $    2,107
    5.000%, 08/01/13                                 7,300                7,747
  North Carolina State, Municipal
    Power Agency, RB, MBIA
    7.250%, 01/01/07                                 2,000                2,041
  North Carolina State, Municipal
    Power Agency, Ser A, RB, MBIA
    5.750%, 01/01/09                                 6,850                7,195
                                                                     ----------
                                                                         19,090
                                                                     ----------
OHIO -- 0.7%
  Erie County, Hospital Facilities
    Authority, Firelands Regional
    Medical Center, Ser A, RB
    5.500%, 08/15/10                                 1,000                1,036
  Lakewood, Hospital Improvements
    Authority, Lakewood Hospital
    Association Project, RB
    5.500%, 02/15/13                                 2,500                2,641
  Ohio State, GO
    6.100%, 08/01/12                                 2,000                2,244
  Ohio State, Higher Educational
    Facilities Authority, Case Weston
    Reserve University Project, RB
    6.250%, 10/01/18                                 1,000                1,185
                                                                     ----------
                                                                          7,106
                                                                     ----------
OREGON -- 0.2%
  Cow Creek, Band Umpqua Tribe of
    Indians, Ser B, RB, AMBAC
    5.100%, 07/01/12                                 1,700                1,702
                                                                     ----------
PENNSYLVANIA -- 5.6%
  Allegheny County, Education
    Building Authority, Carnegie
    Mellon University Project, RB
    Callable 07/03/06 @ 100 (A)
    3.540%, 12/01/33                                 2,300                2,300
  Allentown, Commercial & Industrial
    Development Authority, Diocese
    of Allentown Project, RB (A) (B)
    3.540%, 12/01/29                                   250                  250
  Delaware Valley, Regional Finance
    Authority, RB
    5.750%, 07/01/17                                 3,000                3,332
    5.500%, 07/01/12                                 5,925                6,393
  Erie, Higher Education Building
    Authority, Mercyhurst College
    Project, Ser A, RB
    Callable 03/15/15 @ 100
    4.750%, 03/15/20                                 2,500                2,425
  Kennett, Consolidated School
    District, GO, MBIA
    5.000%, 02/15/15                                 1,000                1,069
  Lancaster County, Higher Education
    Authority, Franklin & Marshall
    College Project, RB
    Callable 04/15/16 @ 100
    5.000%, 04/15/24                                 2,525                2,607



--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Montgomery County, Higher
    Education & Health Authority,
    Abington Memorial Hospital
    Project, Ser A, RB
    Callable 06/01/12 @ 101
    5.125%, 06/01/32                               $ 3,000           $    3,045
  Montgomery County, Higher
    Education & Health Authority,
    Abington Memorial Hospital
    Project, Ser A, RB, AMBAC
    5.000%, 06/01/08                                 1,000                1,024
  New Castle Area, Hospital Authority,
    Jameson Memorial Hospital, RB, MBIA
    5.500%, 07/01/08                                 1,605                1,660
  Pennsylvania State, Economic
    Development Financing Authority,
    Colver Project, Ser F, RB, AMBAC
    5.000%, 12/01/14                                 4,000                4,185
  Pennsylvania State, GO, FSA
    5.375%, 07/01/17                                 4,200                4,651
    5.375%, 07/01/18                                 5,000                5,556
  Pennsylvania State, Higher
    Education Facilities Authority,
    Allegheny Delaware Valley
    Obligation Project, Ser A, RB, MBIA
    5.500%, 11/15/08                                 1,000                1,026
  Pennsylvania State, Higher
    Education Facilities Authority,
    Waynesburg College Project,
    Ser J4, RB (A)
    3.300%, 05/01/32                                 3,600                3,506
  Pennsylvania State, Housing
    Finance Agency, Single-Family
    Mortgage Project, RB
    Callable 10/01/06 @ 102 (E)
    5.300%, 10/01/07                                 1,000                1,008
  Pennsylvania State, Industrial
    Development Authority, RB,
    AMBAC
    7.000%, 07/01/07                                 1,000                1,035
  Philadelphia, Industrial
    Development Authority,
    Newcourtland Elder Services
    Project, RB
    Callable 06/09/06 @ 100 (A) (B)
    3.540%, 03/01/27                                   200                  200
  Philadelphia, School District, Ser B,
    GO, FGIC
    5.500%, 08/01/09                                 4,400                4,637
  Sayre, Healthcare Facilities, Guthrie
    Health Project, Ser A, RB
    6.000%, 12/01/11                                 3,420                3,696
  Scranton-Lackawanna, Health &
    Welfare Authority, Community
    Medical Center Project, RB, MBIA
    5.500%, 07/01/07                                 2,585                2,633
  Westmoreland County, Industrial
    Development Authority, Health
    Systems-Excela Project, Ser A,
    RB Callable 07/03/06 @ 100 (A) (B)
    3.460%, 07/01/27                                 1,300                1,300



--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Westmoreland County, Municipal
    Authority, Special
    Obligation, GO (D)
    9.125%, 07/01/10                               $    70           $       74
                                                                     ----------
                                                                         57,612
                                                                     ----------
RHODE ISLAND -- 0.5%
  Rhode Island State, Housing &
    Mortgage Finance Authority,
    Homeownership Opportunity
    Project, Ser 25A, RB
    Callable 10/01/07 @ 101.5
    4.950%, 10/01/16                                   835                  836
  Rhode Island State, Housing &
    Mortgage Finance Authority,
    Homeownership Opportunity
    Project, Ser 49-C, RB
    4.000%, 03/20/08                                 4,000                4,015
                                                                     ----------
                                                                          4,851
                                                                     ----------
SOUTH CAROLINA -- 1.7%
  Piedmont, Municipal Power Agency,
    South Carolina Electric, Ser A,
    RB, FGIC
    6.500%, 01/01/16                                   800                  944
  Piedmont, Municipal Power Agency,
    South Carolina Electric, Ser A,
    RB, FGIC (D)
    6.500%, 01/01/16                                 1,020                1,213
  Richland County, International
    Paper Projects, Ser A, RB
    4.250%, 10/01/07                                 5,150                5,156
  South Carolina State, Hospital
    Facilities Authority, Medical
    University Project, RB
    Pre-Refunded @ 101 (C)
    5.625%, 07/01/11                                 2,885                3,065
  South Carolina State,
    Transportation Infrastructure
    Bank, Ser A, RB, AMBAC
    Callable 10/01/13 @ 100
    5.000%, 10/01/33                                 4,200                4,305
  Western Carolina, Regional Sewer
    Authority, Ser B, RB, FSA
    5.000%, 03/01/14                                 2,235                2,386
                                                                     ----------
                                                                         17,069
                                                                     ----------
SOUTH DAKOTA -- 0.1%
  South Dakota State, Health &
    Educational Facilities Authority,
    McKennan Hospital Project, RB, MBIA
    6.000%, 07/01/08                                 1,025                1,068
  South Dakota State, Health &
    Educational Facilities Authority,
    Prairie Healthcare Project, RB,
    ACA Insured
    5.200%, 04/01/08                                   445                  450
                                                                     ----------
                                                                          1,518
                                                                     ----------



--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
TENNESSEE -- 1.6%
  Hendersonville, Industrial
    Development Authority, Ashford
    83 Association Project, RB
    Callable 12/15/06 @ 102
    5.950%, 12/15/08                               $   570           $      578
  Metropolitan Government Nashville
    & Davidson Counties, Cab
    Converter, RB, FGIC
    7.700%, 01/01/12                                 5,000                5,705
  Metropolitan Nashville, Airport
    Authority, Improvements Project,
    Ser A, RB
    6.600%, 07/01/08                                 2,000                2,112
  Shelby County, Health &
    Educational Facilities Authority,
    Baptist Memorial Healthcare,
    Ser A, RB (A)
    5.000%, 09/01/20                                 8,200                8,376
                                                                     ----------
                                                                         16,771
                                                                     ----------
TEXAS -- 8.4%
  Austin, Independent School
    District, GO
    5.250%, 08/01/15                                 3,000                3,255
  Austin, Utility Systems, RB, AMBAC
    6.750%, 11/15/12                                10,090               11,634
  Birdville, Independent School
    District, GO
    5.000%, 02/15/10                                 2,300                2,401
  Carrollton, Farmers Branch
    Independent School District,
    GO
    5.500%, 02/15/11                                 3,905                4,191
  Carrollton, Farmers Branch
    Independent School District, GO
    Callable 02/15/09 @ 100
    5.750%, 02/15/10                                 1,605                1,688
  Cypress-Fairbanks, Independent
    School District, GO
    6.750%, 02/15/08                                 1,000                1,050
  Dallas-Fort Worth, International
    Airport Facilities Authority, Ser A,
    RB, XLCA
    Callable 11/01/09 @ 100
    5.000%, 11/01/12                                 3,000                3,090
  Deer Park, Independent School
    District, GO
    6.000%, 02/15/08                                 2,000                2,075
  Harris County, GO (D)
    6.000%, 12/15/11                                 3,895                4,316
  Harris County, Health Facilities
    Development Authority, Memorial
    Hospital Systems Project, Ser A,
    RB, MBIA
    6.000%, 06/01/09                                 1,825                1,933
  Harris County, Health Facilities
    Development, Christus Health
    Project, RB, MBIA (D)
    5.375%, 07/01/08                                   485                  501
  Harris County, Health Facilities
    Development, Christus Health
    Project, Ser A, RB, MBIA
    5.375%, 07/01/08                                 3,360                3,465
  Harris County, Toll Road Authority,
    Ser B-2, RB, FGIC
    5.000%, 08/15/21                                 5,000                5,180
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Harris County, Toll Road Authority,
    Sub Lien, RB, FGIC
    6.000%, 08/01/12                               $ 6,000           $    6,680
  Houston, Airport Systems Authority,
    Sub Lien, Ser A, RB, FSA
    6.000%, 07/01/09                                 5,000                5,287
  Houston, Hotel Occupancy Tax &
    Special Revenue, Convention &
    Entertainment  Project, Ser B, RB,
    AMBAC
    5.500%, 09/01/09                                 2,500                2,633
  Houston, Hotel Occupancy Tax &
    Special Revenue, Convention &
    Entertainment  Project, Ser B, RB,
    AMBAC (F)
    5.210%, 09/01/15                                 5,500                3,666
  Houston, Ser C, GO
    7.000%, 03/01/08                                 2,795                2,891
  Humble Island, Independent School
    District, Ser A, GO
    5.250%, 02/15/14                                 2,635                2,843
  San Antonio, Airport Systems
    Authority, Ser 2003, RB, FSA
    6.000%, 07/01/12                                 2,045                2,239
  San Antonio, Electric & Gas
    Authority, Ser 2000, RB (D)
    5.750%, 02/01/11                                 1,540                1,628
  San Antonio, Water Authority, RB
    6.250%, 05/15/08                                 1,000                1,047
  Southwest, Higher Education
    Authority, Southern Methodist
    University Project, RB, AMBAC
    5.250%, 10/01/10                                 2,350                2,487
  Tarrant, Regional Water District
    Authority, RB, FSA
    5.000%, 03/01/11                                 2,000                2,109
  Texas State, Alliance Airport
    Authority, Fedex Project, RB
    Callable 04/01/16 @ 100
    4.850%, 04/01/21                                 4,000                3,960
  Texas State, Municipal Power
    Agency, RB, MBIA (D) (F)
    4.080%, 09/01/16                                    25                   16
  Texas State, Transportation
    Commission Authority, RB
    Callable 04/01/16 @ 100
    5.000%, 04/01/26                                 4,000                4,155
                                                                     ----------
                                                                         86,420
                                                                     ----------
UTAH -- 0.7%
  Salt Lake County, Hospital
    Authority, IHC Health Services
    Project, RB, AMBAC
    5.500%, 05/15/09                                 1,000                1,046
  Utah State, Intermountain Power
    Agency Power Supply, Ser A, RB,
    MBIA
    6.000%, 07/01/08                                 6,000                6,265
                                                                     ----------
                                                                          7,311
                                                                     ----------
VERMONT -- 0.2%
  Vermont State, Housing Finance
    Agency, Housing Project, Ser 23,
    RB, FSA
    Callable 11/01/14 @ 100
    5.000%, 05/01/34                                 2,245                2,293
                                                                     ----------
--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
VIRGINIA -- 1.2%
  Charles City County, Industrial
    Development Authority, Waste
    Management Project, RB
    4.875%, 02/01/09                               $ 5,250           $    5,322
  Fairfax County, Economic
    Development Authority, Ser A,
    RB, AMBAC
    6.100%, 02/01/11                                 5,000                5,438
  King George County, Industrial
    Development Authority, Waste
    Management Project, Ser A, RB
    4.100%, 06/01/23                                 1,685                1,674
                                                                     ----------
                                                                         12,434
                                                                     ----------
WASHINGTON -- 3.6%
  Clark County, Public Utility District
    Authority, RB, AMBAC
    5.500%, 01/01/11                                 3,000                3,215
  Clark County, Public Utility District
    Authority, RB, FSA
    Callable 01/01/10 @ 100
    5.625%, 01/01/11                                 1,500                1,588
  Washington State, Energy
    Northwest, Columbia Station
    Project, Ser A, RB
    5.000%, 07/01/20                                 5,000                5,344
  Washington State, Public Power
    Supply Systems Authority,
    Nuclear Project No. 2, Ser A, RB
    6.000%, 07/01/07                                 3,850                3,942
  Washington State, Public Power
    Supply Systems Authority,
    Nuclear Project No. 2, Ser A, RB
    Callable 07/01/08 @ 102
    5.000%, 07/01/12                                 3,000                3,124
  Washington State, Public Power
    Supply Systems Authority,
    Ser B, RB
    7.250%, 07/01/09                                   120                  126
  Washington State, Public Power
    Supply Systems Authority,
    Ser B, RB (D)
    7.250%, 07/01/09                                 1,955                2,052
  Washington State, Ser B &
    Ser AT-7, GO
    6.250%, 06/01/10                                 4,550                4,961
  Washington State, Tobacco
    Settlement Authority, RB,
    Callable 06/01/13 @ 100
    6.500%, 06/01/26                                 7,635                8,312
  Washington State, Tobacco
    Settlement Financing, RB
    6.250%, 06/01/11                                 4,000                4,285
                                                                     ----------
                                                                         36,949
                                                                     ----------
WISCONSIN -- 0.2%
  Badger, Tobacco Asset
    Securitization, RB
    6.125%, 06/01/27                                   470                  497



--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Wisconsin State, Housing &
    Economic Development Authority,
    Ser E, RB
    Callable 07/01/10 @ 100
    5.750%, 09/01/27                               $ 1,445           $    1,449
                                                                     ----------
                                                                          1,946
                                                                     ----------
WYOMING -- 0.2%
  Teton County, Hospital Authority,
    RB, ACA Insured
    Callable 12/01/08 @ 101
    5.800%, 12/01/17                                 1,950                2,016
                                                                     ----------
PUERTO RICO -- 4.8%
  Puerto Rico Commonwealth,
    Electric Power Authority, Ser QQ,
    RB, XLCA
    5.500%, 07/01/16                                 3,000                3,311
  Puerto Rico Commonwealth,
    Government Development Bank
    for Puerto Rico, Ser B, RB
    5.000%, 12/01/13                                 1,000                1,041
  Puerto Rico Commonwealth, Public
    Buildings Authority, Government
    Facilities Project, Ser C, RB (E)
    5.500%, 07/01/12                                 2,000                2,135
  Puerto Rico Commonwealth, Public
    Buildings Authority, Ser J, RB
    Callable 07/01/12 @ 100 (E)
    5.000%, 07/01/28                                 7,000                7,219
  Puerto Rico Commonwealth, Public
    Finance Authority, Ser A, RB
    Callable 02/01/12 @ 100 (B)
    5.750%, 08/01/27                                27,365               29,181
  Puerto Rico Commonwealth, Public
    Improvements Project, Ser C, GO
    6.000%, 07/01/13                                 5,000                5,185
  Puerto Rico Commonwealth,
    Ser A, GO
    Callable 07/01/12 @ 100
    5.000%, 07/01/30                                 1,500                1,554
                                                                     ----------
                                                                         49,626
                                                                     ----------
Total Municipal Bonds
  (Cost $1,037,339) ($ Thousands)                                     1,037,053
                                                                     ----------
TAX EXEMPT CORPORATE BOND -- 0.6%
COLORADO -- 0.6%
  San Manuel Entertainment
    Callable 12/01/13 @ 102 (H)
    4.500%, 12/01/16                                 6,000                5,901
                                                                     ----------
Total Tax Exempt Corporate Bond
  (Cost $5,956) ($ Thousands)                                             5,901
                                                                     ----------
CASH EQUIVALENT -- 0.0%
  SEI Tax Exempt Trust, Institutional
    Tax Free Fund, Cl A, 3.20%+                    105,765                  106
                                                                     ----------
Total Cash Equivalent
  (Cost $106) ($ Thousands)                                                 106
                                                                     ----------

--------------------------------------------------------------------------------
                                                                       Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
Total Investments -- 101.0%
  (Cost $1,043,401) ($ Thousands)++                                  $1,043,060
                                                                     ==========

Percentages base on net assets of $1,033,133 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the Fund's total assets. The rate shown is the 7-day effective yield as of May 31, 2006.
++ At May 31, 2006, the tax basis cost of the Fund's investments was $1,043,160 ($ Thousands), and the unrealized appreciation and depreciation were $8,560 ($ Thousands) and $8,660 ($ Thousands) respectively.
(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)      Pre-Refunded Security - The maturity date shown is the pre-refunded date.
(D)      Security is escrowed to maturity.
(E)      Securities are collateralized under an agreement from FHA, FNMA & GNMA.
(F) Zero coupon bond -- The rate shown is the effective yield at the time of purchase.
(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on May 31, 2006. The coupon on a step bond changes on a specified date.
(H) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2006, the value of this security amounted to $5,901 ($ Thousands), representing 0.6% of the net assets of the Fund.
ACA      American Capital Access
AMBAC    American Municipal Bond Assurance Company
Cl       Class
COP      Certificate of Participation
FGIC     Financial Guaranty Insurance Company
FHA      Federal Housing Agency
FNMA     Federal National Mortgage Association
FSA      Financial Security Assistance
GAN      Grant Anticipation Note
GNMA     Government National Mortgage Association
GO       General Obligation
MBIA     Municipal Bond Insurance Association
Radian   Radian Asset Assurance
RB       Revenue Bond
Ser      Series
TA       Tax Allocation
TFABS    Tobacco Flexible Amortization Bonds
XLCA     XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.7%

ALABAMA -- 2.1%
  Alabaster, GO
    Callable 07/03/06 @ 100 (A)
    3.570%, 04/01/26                                 $1,560            $  1,560
  Oxford, GO, AMBAC
    Pre-Refunded @ 102 (C)
    5.750%, 09/01/06                                  2,500               2,563
                                                                       --------
                                                                          4,123
                                                                       --------
ARIZONA -- 2.9%
  Arizona State, School Facilities
    Board, Ser B, COP, FSA
    5.000%, 09/01/06                                  1,250               1,254
  Maricopa County, Industrial
    Development Authority, Horizon
    Community Learning Center
    Project, RB, ACA Insured
    Pre-Refunded @ 102 (C)
    6.375%, 06/01/07                                  1,000               1,046
  Maricopa County, Sun City Hospital
    Authority, Ser A, RB (D)
    7.875%, 01/01/07                                    250                 256
  Mesa Arizona, Utility Systems,
    RB, FGIC
    Pre-Refunded @ 101 (C)
    5.375%, 07/01/07                                  1,150               1,183
  Phoenix Arizona, Civic Improvement
    Authority, Junior Lien, RB
    Pre-Refunded @ 100 (C)
    5.900%, 07/01/06                                    900                 901
  Phoenix Arizona, Civic Improvement
    Authority, Senior Lien, Ser B, RB
    5.000%, 07/01/07                                  1,000               1,014
                                                                       --------
                                                                          5,654
                                                                       --------
ARKANSAS -- 0.5%
  Arkansas State,  Development
    Finance Authority, Revolving Loan
    Funding Project, Ser A, RB
    4.000%, 06/01/08                                  1,000               1,005
                                                                       --------
CALIFORNIA -- 1.0%
  California State, Communities
    Development Authority, Multi-
    Family Housing Project, RB
    Pre-Refunded @ 103 (C)
    7.250%, 12/01/09                                  1,000               1,129
  California State, Economic
    Development Authority, Ser A, GO
    3.000%, 07/01/06                                    750                 749
                                                                       --------
                                                                          1,878
                                                                       --------
CONNECTICUT -- 1.3%
  Connecticut State, Ser D, GO
    Pre-Refunded @ 100 (C)
    5.375%, 11/15/12                                  2,325               2,526
                                                                       --------
FLORIDA -- 1.9%
  Florida State, Board of Education,
    Public Education Project,
    Ser J, GO
    4.000%, 06/01/06                                    200                 200

--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Jacksonville, Electric Authority,
    St. Johns River Issue, RB
    Callable 07/17/06 @ 101
    5.500%, 10/01/06                                 $  200            $    201
  Tampa, Guaranteed Entitlement,
    RB, AMBAC
    6.000%, 10/01/06                                  1,945               1,960
  Volusia County, Educational Facility
    Authority, Embry-Riddle Project,
    RB, Radian Insured
    4.500%, 10/15/07                                  1,220               1,231
                                                                       --------
                                                                          3,592
                                                                       --------
GEORGIA -- 1.7%
  Marietta, Housing Authority,
    Essential Function Project, RB
    Callable 02/01/07 @ 103 (B)
    3.950%, 02/01/19                                  2,000               1,990
  Smyrna, Multi-Family Housing
    Authority, F&M Villages Project,
    RB (A)
    3.210%, 06/01/25                                  1,380               1,380
                                                                       --------
                                                                          3,370
                                                                       --------
ILLINOIS -- 4.5%
  Chicago, Ser A, GO, MBIA
    5.250%, 01/01/08                                  1,365               1,386
  Illinois State, 1st Ser, GO
    5.500%, 08/01/07                                    200                 204
  Illinois State, Metropolitan Pier &
    Exposition Authority, McCormick
    Place Expansion Project,
    Ser A, RB
    5.000%, 06/15/06                                    500                 500
  Illinois State, Sales Tax Revenue
    Authority, RB
    5.000%, 06/15/08                                  1,000               1,025
  Lombard County, Installment
    Contract Certifcates, GO, MBIA
    4.750%, 07/01/07                                    200                 203
  Will County, School District No. 086,
    Debt Certificates, GO
    Callable 10/15/06 @ 100
    4.500%, 12/01/10                                  1,320               1,322
  Winnebago & Boone Counties,
    School District, TAW
    4.180%, 10/02/06                                  4,000               4,003
                                                                       --------
                                                                          8,643
                                                                       --------
INDIANA -- 6.1%
  Carmel, Waterworks Authority,
    Ser B, BAN
    Callable 06/22/06 @ 100
    3.400%, 11/17/06                                  1,000                 997
  Hamilton, Southeastern
    Consolidated School Building,
    First Mortgage, RB, FSA
    3.000%, 01/15/07                                  1,060               1,054
  Indiana State, Health Facilities
    Financing Authority, Capital
    Access Pool Program, RB
    Callable 07/05/06 @ 100 (A) (B)
    3.250%, 04/01/13                                    290                 290


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Indianapolis, Industrial Development
    Authority, Joint & Clutch Service
    Project, RB (A) (B)
    3.580%, 12/01/14                                 $1,000            $  1,000
  Middlebury, School Building, BAN
    Callable 07/01/06 @ 100 (A)
    4.000%, 12/15/06                                  1,600               1,600
  North Adams, Community Schools,
    Temporary Loan Warrants
    4.000%, 12/29/06                                  2,500               2,503
  Porter County, Hospital Association,
    Hospital Project, RB
    Pre-Refunded @ 102 (C)
    5.700%, 12/01/07                                  1,000               1,050
  Purdue University, Student Fee
    Project, Ser O, RB
    3.650%, 07/01/06                                  1,540               1,540
  Tippecanoe County, School District,
    GO, MBIA
    2.000%, 07/01/06                                    800                 799
  Zionsville County, BAN
    Callable 06/22/06 @ 100
    3.300%, 01/01/07                                  1,000                 993
                                                                       --------
                                                                         11,826
                                                                       --------
IOWA -- 0.6%
  Coralville, Annual Appropriation
    Project, Ser K 2, GO
    5.000%, 06/01/07                                  1,200               1,216
                                                                       --------
KANSAS -- 2.9%
  Gardner, Temporary Notes,
    Ser B, GO
    Callable 12/01/06 @ 100
    4.200%, 06/01/08                                  2,000               2,004
  Kansas State, Department of
    Transportation Highway Authority,
    Ser A, RB (D)
    7.250%, 09/01/08                                  1,410               1,517
  Kansas State, Development
    Finance Authority, Department of
    Administration Project, Ser J1, RB
    Callable 07/03/06 @ 100
    3.580%, 12/01/18                                    300                 300
  Wyandotte County, Government
    Facilities Project, Temporary
    Notes, Ser I
    3.730%, 04/01/07                                  1,700               1,697
                                                                       --------
                                                                          5,518
                                                                       --------
KENTUCKY -- 2.9%
  Lexington-Fayette Urban County,
    Government Housing Authority,
    Richmond Place Project,
    RB (A) (B)
    3.750%, 04/01/15                                  1,630               1,630
  Newport, BAN
    Callable 07/17/06 @ 100
    3.550%, 12/01/06                                  2,000               1,996
  Northern Kentucky, Water District
    Authority, BAN
    Callable 06/26/06 @ 100
    3.250%, 05/01/07                                  2,000               1,985
                                                                       --------
                                                                          5,611
                                                                       --------

--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
LOUISIANA -- 1.0%
  Louisiana State, Energy & Power
    Authority, RB, FSA
    5.500%, 01/01/08                                 $1,000            $  1,026
  New Orleans, Exhibition Hall
    Authority, RB, AMBAC (D) (E)
    5.080%, 07/15/06                                    175                 175
  Shreveport, Water & Sewer
    Authority, RB, XLCA
    4.000%, 06/01/06                                    730                 730
                                                                       --------
                                                                          1,931
                                                                       --------
MAINE -- 0.5%
  Maine State, GO
    4.000%, 07/15/07                                  1,000               1,004
                                                                       --------
MASSACHUSETTS -- 5.4%
  Massachusetts Bay, Transportation
    Authority, General Transportation
    System Project, Ser A, RB
    7.000%, 03/01/07                                  1,500               1,537
    7.000%, 03/01/08                                  1,000               1,056
  Massachusetts Bay, Transportation
    Authority, General Transportation
    System Project, Ser B, RB
    Pre-Refunded @ 101 (C)
    5.000%, 03/01/07                                  1,000               1,019
  Massachusetts State, Construction
    Loan, Ser C, GO
    5.000%, 08/01/07                                    965                 980
  Massachusetts State, Construction
    Loan, Ser C, GO (D)
    5.000%, 08/01/07                                     35                  36
  Massachusetts State, School
    Building Authority, Ser A, RB
    5.000%, 08/15/07                                  1,000               1,016
  Massachusetts State, Ser A, GO
    5.250%, 01/01/08                                  2,000               2,047
  New Bedford, BAN
    4.000%, 02/16/07                                  2,849               2,856
                                                                       --------
                                                                         10,547
                                                                       --------
MICHIGAN -- 5.6%
  Bridgeport Spaulding, Community
    School District, SAN
    3.750%, 06/27/06                                  2,500               2,499
  Hudsonville, Public Schools,
    GO, FGIC
    Pre-Refunded @ 100 (C)
    5.150%, 05/01/08                                  1,710               1,757
  Michigan State, Building Authority,
    Facilities Program, Ser I, RB, FSA
    5.000%, 10/15/07                                  1,000               1,018
  Michigan State, Environmental
    Program, Ser A, GO
    5.000%, 05/01/08                                  2,200               2,252
  Michigan State, New Center
    Development Project,
    COP, MBIA (D)
    5.500%, 09/01/07                                  1,660               1,697
  Michigan State, Public Power
    Agency, Campbell Project, Ser A,
    RB, AMBAC
    5.500%, 01/01/07                                  1,670               1,687
                                                                       --------
                                                                         10,910
                                                                       --------
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
MINNESOTA -- 0.7%
  Arden Hills, Housing & Health
    Authority, Presbyterian Homes
    Project, Ser A, RB (A) (B)
    3.630%, 09/01/29                                 $  100            $    100
  Northern Minnesota, Municipal
    Power Agency, Electricity
    Systems Project, RB, FSA
    5.500%, 01/01/08                                  1,250               1,286
                                                                       --------
                                                                          1,386
                                                                       --------
MISSISSIPPI -- 0.7%
  Mississippi State, University
    Educational Building Authority,
    Residence Hall & Campus
    Improvement Project, RB, MBIA
    5.000%, 08/01/08                                  1,245               1,278
                                                                       --------
MISSOURI -- 1.8%
  Berkeley, Industrial Development
    Authority, Wetterau Project,
    RB (A) (B)
    3.490%, 07/01/08                                    400                 400
  Missouri State, Environmental
    Improvement & Energy Authority,
    State Revolving Funding Program
    Project, Ser E, RB
    6.000%, 01/01/07                                  1,000               1,014
  Missouri State, Health & Education
    Facilities Authority, Missouri
    Valley College, RB
    Callable 06/14/06 @ 100 (A) (B)
    3.630%, 10/01/31                                    100                 100
  Missouri State, Regional Convention
    & Sports Facilities Authority,
    Convention & Sports Facility
    Project, Ser A-1, RB
    5.000%, 08/15/07                                  1,925               1,956
                                                                       --------
                                                                          3,470
                                                                       --------
MONTANA -- 1.3%
  Helena, Higher Education Authority,
    Carroll College Campus Housing
    Project, RB
    Callable 07/03/06 @ 100 (A) (B)
    3.630%, 10/01/32                                    500                 500
  Montana State, Board Investment
    Authority, Inter Capital Project, RB
    Callable 03/01/07 @ 100 (A)
    3.650%, 03/01/25                                  2,000               1,997
                                                                       --------
                                                                          2,497
                                                                       --------
NEVADA -- 2.0%
  Clark County, GO
    Pre-Refunded @ 101 (C)
    5.375%, 12/01/06                                  2,240               2,281
  Clark County, School District,
    Ser A, GO, FGIC
    5.250%, 06/15/06                                  1,500               1,501
                                                                       --------
                                                                          3,782
                                                                       --------
NEW JERSEY -- 8.1%
  Hudson County, COP, MBIA
    6.000%, 06/01/08                                  1,360               1,419

--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  New Jersey State, Economic
    Development Authority, Senior
    Lien, Ser A, RB, MBIA
    5.000%, 07/01/06                                 $3,000            $  3,003
  New Jersey State, Educational
    Facilities Authority, Higher
    Education Trust Fund Project,
    Sub-Ser A-1, RB
    5.000%, 09/01/07                                  2,500               2,538
  New Jersey State, Equipment Lease
    Purchase, Ser A, COP
    5.000%, 06/15/08                                  1,750               1,792
  New Jersey State, Turnpike
    Authority, Ser C, RB (D)
    6.500%, 01/01/08                                  4,400               4,592
  Park Ridge, Board of Education,
    GAN
    3.750%, 08/09/06                                  1,340               1,340
  Spring Lake Borough, BAN
    4.500%, 04/19/07                                  1,000               1,006
                                                                       --------
                                                                         15,690
                                                                       --------
NEW MEXICO -- 1.1%
  Farmington, Utility Systems
    Authority, RB, AMBAC
    Callable 07/17/06 @ 100 (D)
    9.875%, 01/01/08                                    370                 389
  New Mexico, Finance Authority,
    Public Projects Revolving Funding
    Project, Ser B-1, RB, AMBAC
    4.000%, 06/01/06                                    540                 540
  New Mexico, Mortgage Finance
    Authority, RB
    Callable 01/01/07 @ 100 (D)
    6.000%, 07/01/10                                  1,045               1,137
                                                                       --------
                                                                          2,066
                                                                       --------
NEW YORK -- 0.8%
  New York City, Municipal
    Assistance Authority, Ser O, RB
    5.250%, 07/01/06                                    100                 100
  New York State, Urban
    Development Corporate Revenue
    Authority, State Personal Income
    Tax Project, Ser A-4, RB
    4.000%, 03/15/07                                  1,500               1,504
                                                                       --------
                                                                          1,604
                                                                       --------
NORTH CAROLINA -- 2.1%
  North Carolina State, GO
    5.000%, 03/01/08                                  1,500               1,535
  North Carolina State, Municipal
    Power Agency, Ser A,
    RB, AMBAC
    4.000%, 01/01/09                                  2,540               2,553
                                                                       --------
                                                                          4,088
                                                                       --------
OHIO -- 9.9%
  American Municipal Power-Ohio,
    Columbus - Electrical Systems
    Project, BAN
    3.000%, 07/13/06                                    525                 524


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  American Municipal Power-Ohio,
    Electrical Systems Project, BAN
    3.000%, 06/30/06                                 $1,500            $  1,499
  American Municipal Power-Ohio,
    Hubbard Project, BAN
    3.500%, 12/13/06                                    945                 943
  Cincinnati, School Computer
    Technology Project, GO, FSA
    5.000%, 12/01/07                                  1,225               1,249
  Defiance, City School District,
    School Improvement Project, BAN
    4.250%, 06/22/06                                  1,000               1,000
  Edison Community College, BAN
    4.150%, 04/27/07                                  1,000               1,003
  Greene County, Water Systems
    Revenue Authority,
    Ser A, RB, FGIC
    Pre-Refunded @ 102 (C)
    6.125%, 12/01/07                                  1,000               1,056
  Monroe, BAN
    4.500%, 03/15/07                                  1,000               1,005
  Ohio State, Building Authority,
    Administration Building Funding
    Project, Ser B, RB
    5.125%, 10/01/07                                  1,000               1,019
  Ohio State, Common Schools
    Capital Facilities, Ser A, GO
    5.750%, 06/15/06                                    100                 100
  Ohio State, GO
    6.650%, 09/01/09                                  3,305               3,458
  Ohio State, Major New State
    Infrastructure, RB
    4.500%, 06/15/06                                  1,000               1,000
  Ohio State, Major New State
    Infrastructure, Ser 2005-1,
    RB, MBIA
    4.000%, 12/15/08                                  1,370               1,380
  Wapakoneta, BAN
    3.750%, 11/16/06                                  1,750               1,750
  Wapakoneta, Ser 4, BAN
    3.300%, 06/15/06                                  2,288               2,288
                                                                       --------
                                                                         19,274
                                                                       --------
OKLAHOMA -- 1.8%
  Oklahoma State, Industries
    Authority, Health Systems Project,
    Ser A, RB, MBIA
    Pre-Refunded @ 101 (C)
    5.750%, 08/15/09                                  2,110               2,255
  Tulsa County, Independent School
    District No. 5, Building
    Project, GO
    4.000%, 06/01/08                                  1,285               1,293
                                                                       --------
                                                                          3,548
                                                                       --------
OREGON -- 0.5%
  Portland, Community College
    District, GO, FSA
    3.500%, 06/15/08                                  1,000                 997
                                                                       --------


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
PENNSYLVANIA -- 4.3%
  Allegheny County, Port Authority,
    Sub Lien-Transportation,
    RB, MBIA
    5.500%, 06/01/08                                 $1,265            $  1,309
  Butler County, GO, FGIC
    6.000%, 07/15/06                                    190                 191
  Langhorne Manor Borough, Higher
    Education Facilities, Wesley
    Enhanced Living, Ser A, RB,
    Radian Insured
    3.560%, 10/01/32                                    100                 100
  Pine Grove, Joint Treatment
    Authority, BAN
    Callable 02/01/07 @ 100
    4.000%, 08/01/07                                  2,000               2,005
  Pittsburgh & Allegheny Counties,
    Sports & Exhibition Authority,
    Auditorium Project,
    Ser A, GO, FSA
    4.000%, 12/15/07                                    700                 703
  Sayre, Healthcare Facilities
    Authority, Capital Financing
    Project, Ser J, RB, AMBAC (A)
    3.270%, 12/01/20                                  4,000               4,000
                                                                       --------
                                                                          8,308
                                                                       --------
RHODE ISLAND -- 3.0%
  Rhode Island, Board Authority,
    Ser A, RB, AMBAC
    5.000%, 10/01/07                                  1,000               1,017
  Rhode Island, Economic
    Development Authority,
    Department of Transportation
    Project, Ser A, GAN
    5.000%, 06/15/09                                  3,300               3,416
  Rhode Island, Housing & Mortgage
    Financing Authority,
    Homeownership Opportunity
    Notes, Ser C, RB
    4.000%, 12/06/07                                  1,330               1,335
                                                                       --------
                                                                          5,768
                                                                       --------
SOUTH CAROLINA -- 4.7%
  Beaufort County, School District,
    Ser C, GO
    5.000%, 04/01/08                                  2,175               2,227
  South Carolina State, Public Service
    Authority, Ser A, GO, FSA
    5.000%, 01/01/09                                  1,675               1,727
  Spartanburg County,
    School District No. 1, Ser B, BAN
    5.250%, 11/16/06                                  1,500               1,512
  Three Rivers, Solid Waste Authority,
    BAN
    3.875%, 06/01/06                                  2,100               2,100
  Three Rivers, Solid Waste Authority,
    RAN
    4.750%, 06/01/07                                    945                 954
    3.875%, 06/01/06                                    675                 675
                                                                       --------
                                                                          9,195
                                                                       --------


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
TENNESSEE -- 2.0%
  GAF, Tax Exempt Bond Grantor
    Trust, RB (A) (B)
    4.250%, 10/01/12                                 $1,730            $  1,730
  Nashville & Davidson County,
    Metropolitan Government,
    Vanderbilt University Project,
    Ser B-1, RB, MBIA
    Callable 04/01/08 @ 100 (A)
    5.000%, 10/01/44                                  1,000               1,022
  Shelby County, Ser B, GO
    5.500%, 08/01/08                                  1,110               1,152
                                                                       --------
                                                                          3,904
                                                                       --------
TEXAS -- 3.9%
  Conroe, Independent School
    District, GO
    5.000%, 02/15/09                                  1,970               2,034
  Cypress-Fairbanks, Independent
    School District, GO
    Pre-Refunded @ 100 (C)
    6.750%, 02/15/08                                  1,000               1,050
  Fort Bend County, Industrial
    Development Authority,
    Frito Lay Project, RB
    3.500%, 10/01/11                                    900                 888
  San Antonio, GO
    5.000%, 08/01/07                                  1,500               1,523
  Tarrant County, College District, GO
    4.500%, 02/15/08                                  1,010               1,024
  Texas State, Transportation
    Commission Authority, Mobility
    Funding Project, Ser A, GO
    5.000%, 04/01/08                                  1,000               1,024
                                                                       --------
                                                                          7,543
                                                                       --------
VIRGINIA -- 1.9%
  Big Stone Gap, Redevelopment &
    Housing Authority, RB
    5.000%, 09/01/08                                  1,595               1,641
  Virginia State, Public Building
    Authority, Ser C, RB
    5.000%, 08/01/08                                  2,000               2,055
                                                                       --------
                                                                          3,696
                                                                       --------
WASHINGTON -- 5.7%
  Energy Northwest, Electric Power
    Authority, Project 3, Ser A, RB
    5.000%, 07/01/08                                  2,100               2,150
  Energy Northwest, Wind Power
    Authority, Ser B, RB
    Pre-Refunded @ 103 (C)
    6.000%, 01/01/07                                  1,500               1,563
  King County, School District No.
    414, Lake Washington Project,
    Ser B, GO, FGIC
    3.000%, 06/01/06                                  1,000               1,000
    3.000%, 06/01/07                                  1,000                 991
  King County, Ser B, BAN
    4.500%, 11/01/06                                  1,000               1,003
  Pierce County, School District
    No. 10, Ser B, GO
    5.000%, 06/01/07                                  2,200               2,229


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                               ($ Thousands)/Shares    ($ Thousands)
--------------------------------------------------------------------------------
  Washington State, Motor Vehicle
    Fuel Tax Project, Ser B, GO, FSA
    4.500%, 07/01/07                                 $2,000            $  2,018
                                                                       --------
                                                                         10,954
                                                                       --------
WISCONSIN -- 3.5%
  Marshfield, Unified School District,
    Ser A, BAN
    4.200%, 11/01/06                                  2,500               2,503
  Racine, Unified School District,
    TRAN
    4.000%, 07/14/06                                  1,700               1,700
  Wisconsin State, Health &
    Education Facilities Authority,
    Aurora Health Care Project,
    Ser C, RB
    Callable 06/14/06 @ 100 (A) (B)
    3.580%, 04/01/28                                    200                 200
  Wisconsin State, Ser D, GO, FSA
    4.000%, 05/01/07                                  2,110               2,117
  Wisconsin State, Transportation
    Authority, Ser A, RB
    5.000%, 07/01/07                                    200                 203
                                                                       --------
                                                                          6,723
                                                                       --------
Total Municipal Bonds
  (Cost $196,051) ($ Thousands)                                         195,125
                                                                       --------

CASH EQUIVALENT -- 0.0%
  SEI Tax Exempt Trust, Institutional
    Tax Free Fund, Cl A, 3.20% +                     61,784                  62
                                                                       --------
Total Cash Equivalent
  (Cost $62) ($ Thousands)                                                   62
                                                                       --------

Total Investments -- 100.7%
  (Cost $196,113) ($ Thousands) ++                                     $195,187
                                                                       ========

Percentages are based on Net Assets of $193,804 ($ Thousands)

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the Fund's total assets. The rate shown is the 7-day effective yield as of May 31, 2006.
++ At May 31, 2006, the tax basis cost of the Fund's investments was $196,113 ($ Thousands), and the unrealized appreciation and depreciation were $24 ($ Thousands) and $950 ($ Thousands), respectively.
(A) Floating Rate Security - The rate reflected on the Schedule of Invesments is the rate in effect on May 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)     Pre-Refunded Security - The maturity date shown is the pre-refunded date.
(D)     Security is escrowed to maturity.
(E) Zero coupon security - The rate reported on the Schedule of Investments is the effective yield at time of purchase.
ACA     American Capital Access
AMBAC   American Municipal Bond Assurance Company
BAN     Bond Anticipation Note
Cl      Class
COP     Certificate of Participation

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
May 31, 2006


FGIC    Financial Guaranty Insurance Company
FSA     Financial Security Assistance
GAN     Grant Anticipation Note
GO      General Obligation
MBIA    Municipal Bond Insurance Company
Radian  Radian Asset Assurance
RAN     Revenue Anticipation Note
RB      Revenue Bond
SAN     State Aid Note
Ser     Series
TAW     Tax Anticipation Warrant
TRAN    Tax and Revenue Anticipation Note
XLCA    XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.






--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.8%

PENNSYLVANIA -- 93.1%
  Allegheny County, GO (C)
    6.000%, 09/01/07                                 $   85            $     87
  Allegheny County, Higher Education
    Building Authority, Chatham
    College, Ser A, RB
    Callable 03/01/12 @ 100
    5.850%, 03/01/22                                    665                 701
  Allegheny County, Higher Education
    Building Authority, Chatham
    College, Ser A, RB,
    Radian Insured
    Callable 09/01/08 @ 102
    5.125%, 09/01/13                                  2,160               2,242
  Allegheny County, Hospital
    Development Authority,
    Harmarville Rehabilitation Center,
    RB (C)
    6.000%, 10/01/08                                    235                 238
  Allegheny County, Hospital
    Development Authority,
    Montefiore Hospital, RB (C)
    6.875%, 07/01/09                                    350                 363
  Allegheny County, Hospital
    Development Authority, University
    of Pittsburgh Medical Center,
    Ser B, RB
    5.250%, 06/15/12                                  1,055               1,113
    5.250%, 06/15/15                                  1,000               1,065
  Allegheny County, Housing Finance
    Agency, Single-Family Mortgage,
    Ser CC-1, RB (D)
    Callable 11/01/08 @ 102
    5.200%, 05/01/17                                    950                 964
  Allegheny County, Industrial
    Development Authority, Duquesne
    Light Project, RB, AMBAC
    4.350%, 12/01/13                                  1,500               1,522
  Allegheny County, Ser C-56,
    GO, FSA
    5.000%, 10/01/15                                  1,000               1,065
  Allentown, Area Hospital Authority,
    Sacred Heart Hospital Project,
    RB (C)
    8.000%, 03/01/09                                    135                 144
  Altoona, Area School District
    Authority, RB
    6.500%, 01/01/08                                    160                 160
  Bensalem Township, Water &
    Sewer Authority, RB (C)
    6.750%, 12/01/14                                    125                 137
  Berks County, GO, AMBAC
    5.850%, 11/15/18                                  1,000               1,155
  Berks County, Redevelopment
    Multi-Family Housing Authority,
    Woodgate Associates Project,
    Ser A, RB (D)
    Callable 01/01/07 @ 101
    4.700%, 01/01/09                                    180                 181
  Blair County, Hospital Authority,
    RB (C)
    6.900%, 07/01/08                                    210                 217
  Bucks County, Water & Sewer
    Authority, RB (C)
    6.375%, 12/01/08                                     60                  62

--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Cambria County, Hospital
    Development Authority,
    Conemaugh Valley Memorial
    Hospital, RB (C)
    7.625%, 09/01/11                                 $  189            $    208
  Central Bucks County, School
    District, GO, MBIA
    5.000%, 05/15/13                                  2,500               2,660
  Chartiers Valley, Joint School
    District, RB (C)
    6.150%, 03/01/07                                     65                  66
  Chester County, Health &
    Educational Facilities Authority,
    Immaculata College, RB
    Callable 07/17/06 @ 100
    5.250%, 10/15/10                                    345                 345
  Chester County, Health &
    Educational Facilities Authority,
    The Devereux Foundation, RB,
    Radian Insured
    Callable 11/01/12 @ 100
    4.400%, 11/01/15                                    100                 100
    4.300%, 11/01/14                                    100                 100
  Creswell Heights, Joint Water
    Authority, RB (C)
    7.375%, 03/01/07                                     15                  15
  Cumberland County, Municipal
    Authority, Presbyterian Homes
    Project, Ser A, RB,
    Radian Insured
    Callable 12/01/12 @ 100
    4.750%, 12/01/19                                  3,170               3,191
  Cumberland Valley, Joint School
    District, RB, MBIA
    Pre-Refunded @ 100 (A)
    6.500%, 11/15/06                                     25                  25
  Delaware County, Healthcare
    Authority, Mercy Health Project,
    Ser A, RB (C)
    5.125%, 11/15/12                                    115                 116
  Delaware County, Hospital
    Authority, Crozer-Chester Medical
    Center Project, RB, ACA Insured
    4.900%, 12/01/08                                    550                 556
  Delaware River, Port Authority of
    Pennsylvania & New Jersey,
    Delaware Bridges Project, RB (C)
    6.500%, 01/15/11                                    135                 144
  Delaware River, Toll Bridge
    Commission, RB
    5.250%, 07/01/13                                  1,475               1,580
  Delaware Valley, Regional Finance
    Authority, RB
    5.500%, 07/01/12                                    550                 593
  Derry Township, Sanitation Sewer
    Authority, RB (C)
    6.250%, 08/01/12                                     35                  37
  Dover Township, Sewer Authority,
    RB (C)
    6.250%, 05/01/12                                     35                  37
  Erie County, Hospital Authority, Erie
    County Geriatric Project, RB (C)
    6.250%, 07/01/11                                    120                 126
  Erie, Higher Education Building
    Authority, Gannon University, RB,
    AMBAC (C)
    7.375%, 06/01/08                                     40                  41


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Erie, Higher Education Building
    Authority, Mercyhurst College, RB
    Callable 09/15/07 @ 100
    5.700%, 03/15/11                                 $   85            $     87
    5.650%, 03/15/10                                    180                 183
  Erie, Higher Education Building
    Authority, Mercyhurst College,
    Ser A, RB
    Callable 03/15/15 @ 100
    4.750%, 03/15/20                                  1,500               1,455
  Erie, Water Authority, Ser B,
    RB, MBIA
    5.500%, 12/01/12                                  2,000               2,184
  Fayette County, Hospital Authority,
    Uniontown Hospital, RB
    Callable 07/17/06 @ 102
    5.750%, 06/15/15                                  1,000               1,022
  Great Valley School District,
    Chester County, GO, FSA
    5.000%, 02/15/15                                  1,500               1,603
    5.000%, 02/15/16                                  1,000               1,068
  Greenwood, School District
    Authority, GO, MBIA (C)
    6.750%, 09/01/08                                     30                  31
  Hampton Township, Sanitation
    Sewer Authority, RB (C)
    6.500%, 09/01/10                                    105                 116
  Hickory Township, Municipal
    Authority, RB (C)
    6.250%, 02/01/14                                    340                 365
  Horsham Township, Sewer
    Authority, RB, MBIA (C)
    6.700%, 01/01/11                                     15                  16
  Kennett, Consolidated School
    District, GO, MBIA
    5.000%, 02/15/15                                    505                 540
  Lancaster, Area Sewer Authority,
    RB (C)
    6.750%, 04/01/12                                     10                  11
    6.000%, 04/01/12                                    270                 286
  Lancaster, Parking Authority, RB (C)
    5.750%, 01/01/12                                     50                  52
  Lancaster, Solid Waste
    Management Authority, Ser B,
    RB, AMBAC
    Callable 12/15/08 @ 101
    5.375%, 12/15/15                                  1,700               1,781
  Langhorne, Higher Education
    Authority, Woods Services, RB,
    Radian Insured
    Callable 11/15/11 @ 100
    4.950%, 11/15/16                                  2,485               2,540
    4.650%, 11/15/13                                    850                 864
  Lower Pottsgrove Township, Sewer
    Authority, RB (C)
    6.250%, 05/01/12                                     85                  90
  Luzerne County, Ser C, GO, FGIC
    5.250%, 12/15/15                                  1,000               1,090
  McKeesport, Area School District,
    Ser C, GO (C)
    5.000%, 04/01/13                                    415                 428
  Meadville, Area Water Authority,
    RB, FSA
    5.125%, 07/01/14                                    435                 468
  Mifflin County, Hospital Authority,
    RB, Radian Insured
    Callable 01/01/11 @ 101
    5.500%, 07/01/12                                  1,375               1,448

--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Monroe County, Hospital Authority,
    Pocono Medical Center Project,
    RB, Radian Insured
    Callable 01/01/12 @ 100
    5.500%, 01/01/22                                 $1,000            $  1,050
  Montgomery County, Higher
    Education & Health Authority,
    Arcadia University, RB,
    Radian Insured
    5.000%, 04/01/15                                    500                 523
  Montgomery County, Higher
    Education & Health Authority,
    Dickinson College, Ser FF1,
    RB, CIFG
    5.000%, 05/01/16                                  1,140               1,218
  Mount Lebanon, Hospital Authority,
    RB (C)
    7.000%, 07/01/06                                     51                  51
  Neshaminy, Water Reserve
    Authority, RB (C)
    5.750%, 03/01/11                                     20                  21
  Northampton County, Higher
    Education Building Authority,
    Moravian College, RB,
    Radian Insured
    Callable 07/01/09 @ 100
    5.125%, 07/01/19                                    470                 480
  Northampton County, Industrial
    Development Authority, Moravian
    Hall Square Project, RB,
    Radian Insured
    Callable 01/01/13 @ 100
    5.500%, 07/01/15                                    995               1,052
  Northampton County, Industrial
    Development Authority, Moravian
    Hall Square Project, Ser A, RB,
    Radian Insured
    Callable 07/17/06 @ 100
    5.350%, 07/01/10                                  1,200               1,201
  Northampton County, Industrial
    Development Authority, Moravian
    Hall Square Project, Ser B, RB,
    Radian Insured
    Callable 07/17/06 @ 100
    5.350%, 07/01/10                                    100                 100
  Northampton County, Municipal
    Water Authority, RB (C)
    6.750%, 11/01/13                                     30                  33
  Pennsylvania State, Economic
    Development Financing Authority,
    Colver Project, Ser F,
    RB, AMBAC
    5.000%, 12/01/14                                  2,000               2,093
  Pennsylvania State, Economic
    Development Financing Authority,
    Dr. Gertrude A. Barber Center
    Project, RB, Radian Insured
    Callable 12/01/10 @ 100
    5.625%, 12/01/15                                    885                 935
  Pennsylvania State, Higher
    Education Facilities Authority,
    Allegheny Delaware Valley
    Obligation Project, Ser A,
    RB, MBIA
    5.600%, 11/15/09                                    250                 260
    5.600%, 11/15/10                                  3,595               3,764
    5.500%, 11/15/08                                    190                 195

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Pennsylvania State, Higher
    Education Facilities Authority,
    Allegheny Delaware Valley
    Obligation Project, Ser A,
    RB, MBIA
    Callable 11/15/06 @ 102
    5.875%, 11/15/16                                 $   25            $     26
  Pennsylvania State, Higher
    Education Facilities Authority,
    Allegheny Delaware Valley
    Obligation Project, Ser C,
    RB, MBIA
    Callable 11/15/06 @ 102
    5.875%, 11/15/18                                  3,200               3,292
    5.700%, 11/15/10                                     50                  51
    5.400%, 11/15/07                                     50                  51
  Pennsylvania State, Higher
    Education Facilities Authority,
    College & University, Ser 10,
    RB (C)
    6.900%, 07/01/07                                     60                  61
  Pennsylvania State, Higher
    Education Facilities Authority,
    Drexel University, RB
    Callable 11/01/12 @ 100
    5.500%, 05/01/13                                  2,750               2,944
  Pennsylvania State, Higher
    Education Facilities Authority,
    Philadelphia University, RB,
    Radian Insured
    Callable 06/01/10 @ 100
    5.750%, 06/01/15                                    660                 702
  Pennsylvania State, Higher
    Education Facilities Authority,
    UPMC Health System Project,
    Ser A, RB
    5.125%, 01/15/11                                    500                 521
  Pennsylvania State, Higher
    Education Facilities Authority,
    University of Pennsylvania Health
    Project, Ser A, RB, AMBAC
    5.000%, 08/15/14                                  1,000               1,064
  Pennsylvania State, Higher
    Education Facilities Authority,
    University of Pennsylvania Health
    Project, Ser A, RB, MBIA
    Callable 07/01/08 @ 100
    5.375%, 01/01/14                                  2,000               2,064
  Pennsylvania State, Higher
    Education Facilities Authority,
    University of the Arts, RB,
    Radian Insured
    Callable 03/15/10 @ 100
    5.500%, 03/15/13                                  1,025               1,078
  Pennsylvania State, Higher
    Education Facilities Authority,
    Waynesburg College, Ser J4,
    RB (B) (E)
    3.300%, 05/01/32                                  1,000                 974
  Pennsylvania State, Higher
    Education Facilities Authority,
    Widener University, RB
    Callable 07/15/13 @ 100
    5.000%, 07/15/20                                  1,000               1,018
  Pennsylvania State, Housing
    Finance Agency, RB (C)
    7.750%, 12/01/07                                     45                  47

--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Pennsylvania State,
    Intergovernmental Authority,
    Philadelphia Funding Project,
    Special Tax, FGIC
    Callable 06/15/09 @ 100
    5.250%, 06/15/15                                 $3,100            $  3,224
  Pennsylvania State, Refunding &
    Projects, GO
    5.250%, 07/01/12                                    250                 268
  Pennsylvania State,
    Second Ser, GO
    5.500%, 01/01/13                                  2,000               2,183
  Philadelphia, Gas Works Authority,
    Ser B, RB, MBIA (C)
    7.000%, 05/15/20                                  1,700               2,011
  Philadelphia, Hospital & Higher
    Education Facilities Authority,
    Frankford Hospital Project, RB (C)
    5.750%, 01/01/19                                    910                 921
  Philadelphia, Hospital & Higher
    Education Facilities Authority,
    Jefferson Health Systems Project,
    Ser A, RB, AMBAC
    Callable 05/15/08 @ 101
    5.125%, 05/15/18                                  1,000               1,028
  Philadelphia, Industrial
    Development Authority, Elmira
    Project, Ser A, RB (D)
    5.300%, 02/01/22                                  1,065               1,113
  Philadelphia, Municipal Authority,
    Ser B, RB, FSA
    5.250%, 11/15/10                                  1,000               1,058
  Philadelphia, Parking Authority,
    RB, AMBAC
    Callable 02/01/09 @ 101
    5.250%, 02/01/15                                    225                 235
  Philadelphia, Redevelopment
    Authority, Multi-Family Housing,
    Woodstock Project,
    RB, HUD
    Callable 08/01/08 @ 100
    5.450%, 02/01/23                                  1,320               1,335
  Philadelphia, School District, Ser B,
    GO, AMBAC
    5.000%, 04/01/13                                  1,000               1,060
  Pittsburgh, Public Parking Authority,
    Saint Francis General Hospital
    Project, RB (C)
    6.625%, 10/01/12                                     25                  27
  Pittsburgh, Ser A, GO, AMBAC
    5.500%, 09/01/14                                  1,885               2,014
  Pittsburgh, Ser A, GO, MBIA
    5.000%, 09/01/11                                    500                 528
  Pittsburgh, Ser B, GO
    5.250%, 09/01/15                                  1,000               1,081
  Pittsburgh, Urban Redevelopment
    Authority, Home Improvement
    Loan Project, Ser B, RB
    Callable 08/01/08 @ 101
    5.150%, 02/01/17                                    175                 177
  Pittsburgh, Urban Redevelopment
    Authority, Ser B, RB (D)
    Callable 10/01/08 @ 101
    4.700%, 10/01/10                                     90                  91


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Pittsburgh, Urban Redevelopment
    Authority, Triangle Tax Increment,
    Ser A, TA
    Callable 12/01/06 @ 100 (B)
    6.000%, 12/01/11                                 $2,740            $  2,772
  Pittsburgh, Urban Redevelopment
    Authority, Triangle Tax Increment,
    Ser B, TA
    Callable 07/17/06 @ 100 (B)
    6.250%, 03/15/15                                  1,895               1,909
  Quakertown, Hospital Authority,
    Community Hospital Project,
    RB (C)
    7.125%, 01/01/11                                     85                  91
  Reading, School District, GO, FSA
    5.000%, 01/15/15                                  1,175               1,255
  Scranton-Lackawanna, Health &
    Welfare Authority, Moses Taylor
    Hospital, RB (C)
    6.625%, 07/01/09                                    470                 489
  Shaler Township, GO
    Pre-Refunded @ 100 (A)
    6.500%, 07/17/06                                     55                  56
  Shaler Township, School District
    Authority, RB (C)
    6.250%, 04/15/08                                     35                  36
  Somerset County, Hospital
    Authority, Somerset Community
    Hospital Project, Ser B, RB,
    Radian Insured
    Callable 03/01/07 @ 102
    5.300%, 03/01/11                                    635                 655
    5.200%, 03/01/10                                    455                 469
  South Fayette Township, Sanitation
    Authority, RB (C)
    6.375%, 11/01/12                                    115                 123
  South Fork, Municipal Authority,
    Conemaugh Health Systems
    Project, Ser A, RB, MBIA
    Callable 07/01/06 @ 100 (E)
    3.560%, 07/01/28                                    700                 700
  South Fork, Municipal Authority,
    Conemaugh Valley Memorial
    Hospital, RB
    5.625%, 07/01/10                                     25                  26
  Southcentral, General Authority,
    Hanover Hospital Project, RB,
    Radian Insured
    Callable 06/01/12 @ 100
    4.900%, 12/01/14                                    545                 566
  Steel Valley, School District, GO (C)
    6.250%, 11/01/06                                     15                  15
  Susquehanna Township, Sewer
    Authority, RB (C)
    6.000%, 11/15/13                                     80                  85
  Upper Allen Township, Sewer
    Authority, RB (C)
    5.750%, 04/01/13                                    215                 233
  Warwick, School District, GO, FGIC
    5.000%, 02/15/15                                  1,000               1,069
  Westmoreland County, Municipal
    Authority, Special Obligation,
    GO (C)
    9.125%, 07/01/10                                     75                  79
  Willistown Township, Municipal
    Authority, RB (C)
    6.000%, 01/01/15                                     15                  16

--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                               ($ Thousands)/Shares    ($ Thousands)
--------------------------------------------------------------------------------
  Wrightsville, Municipal Sewer
    Authority, RB (C)
    5.625%, 11/15/08                                 $   20            $     21
  York County, Industrial
    Development Authority, York
    Water Project, RB (E)
    3.750%, 06/01/10                                  1,000                 979
  York County, School Technology
    Project, RB, FGIC
    5.000%, 02/15/11                                    500                 527
  York Township, Water & Sewer
    Authority, RB (C)
    5.900%, 08/01/13                                    145                 162
                                                                       --------
                                                                         96,640
                                                                       --------
PUERTO RICO -- 6.7%
  Puerto Rico Commonwealth,
    Electric Power Authority, Ser QQ,
    RB, XLCA
    5.500%, 07/01/16                                    500                 552
  Puerto Rico Commonwealth, GO
    5.400%, 07/01/07                                    200                 203
  Puerto Rico Commonwealth,
    Government Development Bank,
    Senior Notes, Ser B, RB
    5.000%, 12/01/14                                    650                 677
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser K, RB
    5.000%, 07/01/13                                    480                 499
  Puerto Rico Commonwealth, Public
    Buildings Authority, Government
    Facilities Project, Ser C, RB
    5.500%, 07/01/16                                  1,000               1,076
  Puerto Rico Commonwealth, Public
    Buildings Authority, Government
    Facilities Project, Ser J,
    RB, AMBAC
    Callable 07/01/12 @ 100
    5.000%, 07/01/36                                  1,000               1,058
  Puerto Rico Commonwealth, Public
    Finance Authority, Commonwealth
    Appropriations Project, Ser A, RB
    Callable 02/01/12 @ 100 (B) (E)
    5.750%, 08/01/27                                  1,635               1,743
  Puerto Rico Commonwealth, Public
    Improvements Project, Ser A, GO,
    XLCA
    5.500%, 07/01/17                                  1,050               1,165
                                                                       --------
                                                                          6,973
                                                                       --------
Total Municipal Bonds
  (Cost $102,356) ($ Thousands)                                         103,613
                                                                       --------

CASH EQUIVALENT -- 0.0%
  SEI Tax Exempt Trust, Institutional
    Tax Free Fund, Cl A, 3.20% +                     27,825                  28
                                                                       --------
Total Cash Equivalent
  (Cost $28) ($ Thousands)                                                   28
                                                                       --------

Total Investments -- 99.8%
  (Cost $102,384) ($ Thousands) ++                                     $103,641
                                                                       ========


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
May 31, 2006


Percentages are based on Net Assets of $103,801 ($Thousands)

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the Fund's total assets. The rate shown is the 7-day effective yield as of May 31, 2006.
++ At May 31, 2006, the tax basis cost of the Fund's investments was $102,327 ($ Thousands), and the unrealized appreciation and depreciation were $2,029 ($ Thousands) and $715 ($ Thousands), respectively.
(A)     Pre-Refunded Security - The maturity date shown is the pre-refunded date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)     Security is escrowed to maturity.
(D)     Securities are collateralized under an agreement from FHA, FNMA and
        GNMA.
(E) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on May 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.
AMBAC   American Municipal Bond Assurance Company
ACA     American Credit Access
CIFG    CDC IXIS Financial Guaranty
Cl      Class
FGIC    Financial Guaranty Insurance Company
FHA     Federal Housing Agency
FNMA    Federal National Mortgage Association
FSA     Financial Security Assistance
GNMA    Government National Mortgage Association
GO      General Obligation
HUD     Department of Housing and Urban Development
MBIA    Municipal Bond Insurance Association
Radian  Radian Asset Assurance
RB      Revenue Bond
Ser     Series
TA      Tax Allocation
XLCA    XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.3%

MASSACHUSETTS -- 85.8%
  Ashland, GO, AMBAC
    5.000%, 05/15/15                                 $  230             $   246
  Boston, Ser A, GO
    5.000%, 01/01/14                                  1,000               1,067
  Erving, GO
    5.375%, 06/15/12                                    500                 510
  Fall River, GO, FSA
     Callable 02/01/13 @ 101
    5.250%, 02/01/15                                  1,000               1,081
  Massachusetts Bay, Transportation
    Authority, General Transportation
    System Project, Ser A, RB
    5.875%, 03/01/15                                    185                 208
    5.500%, 03/01/12                                    500                 529
  Massachusetts Bay, Transportation
    Authority, General Transportation
    System Project, Ser A, RB, FGIC
    7.000%, 03/01/11                                    270                 307
    7.000%, 03/01/21                                    500                 611
  Massachusetts Bay, Transportation
    Authority, General Transportation
    System Project, Ser A, RB, MBIA
    7.000%, 03/01/11                                  1,100               1,250
  Massachusetts Bay, Transportation
    Authority, Ser A, RB
    5.000%, 07/01/15                                  1,000               1,069
  Massachusetts Bay, Transportation
    Authority, Ser A, SPA
    Callable 07/01/10 @ 100
    5.750%, 07/01/13                                     45                  48
  Massachusetts Bay, Transportation
    Authority, Ser C, RB
    5.250%, 07/01/13                                    500                 540
    5.250%, 07/01/21                                    250                 275
  Massachusetts Health &
    Educational Facilities Authority,
    Lahey Clinic Medical Center,
    Ser C, RB, FGIC
    5.000%, 08/15/15                                  1,320               1,401
  Massachusetts State, Construction
    Loan, Ser B, GO, FSA
    Pre-Refunded @ 100 (B)
    5.500%, 03/01/12                                  1,000               1,084
  Massachusetts State, Construction
    Loan, Ser D, GO
    6.000%, 05/01/08                                    180                 184
  Massachusetts State, Construction
    Loan, Ser D, GO
    Pre-Refunded @ 100 (B) (C)
    6.000%, 05/01/07                                     25                  26
  Massachusetts State, Construction
    Loan, Ser D, GO, MBIA
    5.500%, 11/01/15                                    500                 554
  Massachusetts State, Construction
    Loan, Ser E, GO, FSA
    Pre-Refunded @ 100 (B)
    5.250%, 01/01/13                                    500                 537
  Massachusetts State, Development
    Finance Agency, Biomedical
    Research Project, Ser C, RB
    Callable 08/01/10 @ 101
    6.000%, 08/01/11                                    210                 224

--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Massachusetts State, Development
    Finance Agency, Boston
    University Project, Ser R-4, RB
    Callable 06/14/06 @ 100 (A)
    3.550%, 10/01/42                                 $  200             $   200
  Massachusetts State, Development
    Finance Agency, College of
    Pharmacy & Allied Health
    Sciences Project, RB
    5.000%, 07/01/10                                    175                 178
  Massachusetts State, Development
    Finance Agency, Hampshire
    College Project, RB
    5.150%, 10/01/14                                    450                 457
  Massachusetts State, Development
    Finance Agency, Visual &
    Performing Arts Project, RB
    5.750%, 08/01/14                                    500                 553
  Massachusetts State, Development
    Finance Agency, Williston
    Northampton School Project, RB
    Pre-Refunded @ 102 (B)
    6.000%, 10/01/08                                    140                 147
  Massachusetts State, Federal
    Highway Project, Ser A, RB, MBIA
    5.250%, 12/15/12                                    500                 537
  Massachusetts State, Health &
    Educational Facilities Authority,
    Baystate Medical Center Project,
    Ser F, RB
    5.000%, 07/01/10                                    250                 256
  Massachusetts State, Health &
    Educational Facilities Authority,
    Massachusetts Institute
    Technology Project, Ser L, RB
    5.000%, 07/01/13                                  1,500               1,597
  Massachusetts State, Health &
    Educational Facilities Authority,
    North Adams Regional Hospital
    Project, Ser C, RB
    Callable 07/01/06 @ 102
    6.750%, 07/01/09                                     25                  26
  Massachusetts State, Health &
    Educational Facilities Authority,
    Partners Healthcare Project, RB
    5.000%, 07/01/12                                    500                 525
  Massachusetts State, Health &
    Educational Facilities Authority,
    Tufts University Project, Ser J, RB
    5.500%, 08/15/15                                    605                 672
  Massachusetts State, Industrial
    Finance Agency, Pollution Control
    Authority, Boston Edison Project,
    Ser A, RB
    Callable 04/13/06 @ 101
    5.750%, 02/01/14                                    925                 926
  Massachusetts State, Municipal
    Wholesale Electric Authority,
    Nuclear Project 4-A, RB, MBIA
    5.000%, 07/01/11                                    500                 527
  Massachusetts State, Municipal
    Wholesale Electric Authority,
    Nuclear Project No. 3-A, RB,
    MBIA
    Callable 01/01/12 @ 101
    5.250%, 07/01/12                                    500                 533


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Massachusetts State, Port Authority,
    Ser A, RB
    5.750%, 07/01/12                                 $  450             $   494
  Massachusetts State, School
    Building Authority, Ser A, RB, FSA
    5.000%, 08/15/14                                    750                 801
  Massachusetts State, Ser A, GAN,
    MBIA
    5.500%, 12/15/13                                  1,000               1,088
  Massachusetts State, Ser A, GO
    6.000%, 11/01/10                                  1,000               1,089
    6.000%, 11/01/11                                    875                 966
  Massachusetts State, Ser A, GO,
    FSA
    5.250%, 08/01/20                                    500                 549
  Massachusetts State, Ser B, GO,
    FGIC (C)
    7.000%, 07/01/09                                    600                 635
  Massachusetts State, Ser C, GO,
    MBIA
    5.500%, 12/01/20                                    750                 845
  Massachusetts State, Ser D, GO
    5.500%, 10/01/16                                    200                 222
  Massachusetts State, Ser D, GO,
    MBIA
    5.500%, 11/01/12                                  1,000               1,091
  Massachusetts State, Special
    Obligation, RB, FGIC
    Pre-Refunded @ 100 (B)
    5.000%, 01/01/14                                    250                 266
  Massachusetts State, Special
    Obligation, Ser A, GAN, FSA
    5.000%, 12/15/11                                    650                 686
    5.000%, 12/15/13                                  1,250               1,324
  Massachusetts State, Water
    Pollution Abatement Authority,
    Pool Program, Ser 8, RB
    Callable 08/01/12 @ 100
    5.250%, 08/01/13                                      5                   5
  Massachusetts State, Water
    Pollution Abatement Authority,
    Pool Program, Ser 8, RB
    Pre-Refunded @ 100 (B)
    5.250%, 08/01/12                                    245                 263
  Massachusetts State, Water
    Pollution Abatement Authority,
    Pool Program, Ser A, RB
    5.250%, 08/01/14                                    625                 678
  Massachusetts State, Water
    Resources Authority, Ser B, RB,
    MBIA
    6.250%, 12/01/11                                    600                 674
  Massachusetts State, Water
    Resources Authority, Ser C, RB
    6.000%, 12/01/11                                    275                 303
  Rail Connections, Capital
    Appreciation, Route 128 Package
    Project, Ser B, RB, ACA Insured
    Pre-Refunded @ 44.1283 (B) (D)
    2.550%, 07/01/09                                    750                 294
  Springfield, Municipal Purpose
    Loan, GO, MBIA
    5.250%, 08/01/15                                  1,000               1,090
                                                                        -------
                                                                         32,248
                                                                        -------

--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                               ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
PUERTO RICO -- 11.5%
  Puerto Rico Commonwealth,
    Electric Power Authority, Ser QQ,
    RB, XLCA
    5.500%, 07/01/16                                 $  250             $   276
  Puerto Rico Commonwealth, GO
    6.500%, 07/01/13                                    250                 283
    5.400%, 07/01/07                                    150                 152
  Puerto Rico Commonwealth,
    Government Development Bank,
    Senior Notes, Ser B, RB
    5.000%, 12/01/14                                    250                 260
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser Y, RB, MBIA
    6.250%, 07/01/14                                      5                   6
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser Y, RB, MBIA (C)
    6.250%, 07/01/14                                     45                  52
  Puerto Rico Commonwealth, Public
    Buildings Authority, Government
    Facilities Project, Ser C, RB
    5.500%, 07/01/12                                    500                 534
  Puerto Rico Commonwealth, Public
    Buildings Authority, Ser J, RB
    Callable 07/01/12 @ 100
    5.000%, 07/01/28                                    250                 258
  Puerto Rico Commonwealth, Public
    Finance Authority, Commonwealth
    Appropriation Project, RB
    Pre-Refunded @ 100 (B)
    5.500%, 02/01/12                                    700                 760
  Puerto Rico Commonwealth, Public
    Finance Authority, Ser A, RB
    Callable 02/01/12 @ 100 (A) (E)
    5.750%, 08/01/27                                    800                 853
  Puerto Rico Commonwealth,
    Ser A, GO
    Callable 07/01/12 @ 100
    5.000%, 07/01/30                                    250                 259
  Puerto Rico, Electric Power
    Authority, Ser KK, RB, FSA
    5.250%, 07/01/12                                    600                 643
                                                                        -------
                                                                          4,336
                                                                        -------
VIRGIN ISLANDS -- 1.0%
  Virgin Islands, Public Financing
    Authority, Gross Receipts Taxes,
    Loan Note Project, Ser A, RB
    5.625%, 10/01/10                                    345                 355
                                                                        -------
Total Municipal Bonds
  (Cost $36,946) ($ Thousands)                                           36,939
                                                                        -------

CASH EQUIVALENT -- 0.1%
  SEI Tax Exempt Trust, Institutional
    Tax Free Fund, Cl A, 3.20% +                     54,671                  55
                                                                        -------
Total Cash Equivalent
  (Cost $55) ($ Thousands)                                                   55
                                                                        -------


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                                                      Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
Total Investments -- 98.4%
  (Cost $37,001) ($ Thousands) ++                                       $36,994
                                                                        =======

Percentages are based on Net Assets of $37,602 ($Thousands)

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the Fund's total assets. The rate shown is the 7-day effective yield as of May 31, 2006.
++ At May 31, 2006, the tax basis cost of the Fund's investments was $37,001 ($ Thousands), and the unrealized appreciation and depreciation were $466 ($ Thousands) and $473 ($ Thousands) respectively.
(A) Floating Rate Security - the rate reflected on the Schedule of Investments is the rate in effect on May 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)     Pre-Refunded Security - the maturity date shown is the pre-refunded date.
(C)     Security is escrowed to maturity.
(D) Zero Coupon Security - the rate reported on the Schedule of Invesmtents is the effective yield at time of purchase.
(E) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
ACA     American Capital Access
AMBAC   American Municipal Bond Assurance Company
Cl      Class
FGIC    Financial Guaranty Insurance Company
FSA     Financial Security Assistance
GAN     Grant Anticipation Note
GO      General Obligation
MBIA    Municipal Bond Insurance Association
RB      Revenue Bond
Ser     Series
SPA     Special Assessment
XLCA    XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.







--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.2%

NEW JERSEY -- 94.0%
  Atlantic County, Public Facilities
    Lease Agreement, COP, FGIC
    6.000%, 03/01/13                                 $1,000             $ 1,120
  Bergen County, Utilities Authority,
    Water Pollution Control Project,
    Ser A, RB, FGIC
    5.000%, 12/15/10                                  1,000               1,053
  Burlington County, Bridge
    Commissioner, Governmental
    Loan Program, RB, AMBAC
    5.000%, 12/15/13                                  1,000               1,068
  East Orange, Ser A, GO, FSA
    5.000%, 08/01/12                                  1,185               1,264
  Freehold, Regional High School
    District, GO, FGIC
    5.000%, 03/01/15                                  1,280               1,371
  Garden State, Preservation Trust,
    Ser C, RB, FSA
    5.125%, 11/01/16                                  1,000               1,084
  Jersey City, Ser A, GO, FSA
    6.250%, 10/01/11                                  1,225               1,360
  Lafayette Yard, Community
    Development Authority, Trenton
    Hotel/Conference Center Project,
    RB, MBIA
    Pre-Refunded @ 101 (B)
    6.125%, 04/01/10                                    500                 548
    5.250%, 04/01/10                                    540                 575
  Mantua Township, School Board
    Reserve Fund, GO, MBIA
    Pre-Refunded @ 100 (B)
    5.700%, 03/01/09                                    850                 895
  New Jersey State, Casino
    Reinvestment Authority, Ser A,
    RB, MBIA
    5.000%, 06/01/14                                  3,000               3,184
  New Jersey State, Economic
    Development Authority, Cigarette
    Tax Project, RB
    5.375%, 06/15/15                                  3,000               3,165
  New Jersey State, Economic
    Development Authority, Masonic
    Charity Foundation Project, RB
    Callable 06/01/11 @ 102
    5.000%, 06/01/12                                    890                 927
  New Jersey State, Economic
    Development Authority, Motor
    Vehicle Surcharge Revenue
    Project, Ser A, RB, MBIA
    Callable 07/01/14 @ 100
    5.250%, 07/01/15                                  2,000               2,142
  New Jersey State, Economic
    Development Authority, School
    Facilities Construction Project,
    RB, FGIC
    5.000%, 09/01/14                                  1,900               2,033
  New Jersey State, Economic
    Development Authority, School
    Facilities Construction Project,
    Ser C, RB, MBIA
    5.000%, 06/15/12                                  3,200               3,404


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  New Jersey State, Economic
    Development Authority, School
    Facilities Construction Project,
    Ser I, RB
    5.000%, 09/01/13                                 $1,000             $ 1,059
  New Jersey State, Economic
    Development Authority, School
    Facilities Construction Project,
    Ser I, RB
    Pre-Refunded @ 100 (B)
    5.250%, 09/01/14                                  1,275               1,387
  New Jersey State, Economic
    Development Authority, School
    Facilities Construction, Ser P, RB
    5.000%, 09/01/09                                  1,000               1,036
  New Jersey State, Economic
    Development Authority,
    Transportation Project, Ser A,
    RB, FSA
    5.000%, 05/01/08                                  1,010               1,035
  New Jersey State, Economic
    Development Authority, Trenton
    Office Complex, RB, FSA
    5.250%, 06/15/11                                  1,400               1,496
  New Jersey State, Educational
    Facilities Authority, Fairleigh
    Dickinson Project, Ser C, RB
    6.000%, 07/01/12                                  1,670               1,804
  New Jersey State, Educational
    Facilities Authority, Princeton
    University Project, Ser B, RB (A)
    3.450%, 07/01/21                                    425                 425
  New Jersey State, Educational
    Facilities Authority, Princeton
    University Project, Ser F, RB
    Callable 04/01/06 @ 100 (A)
    3.250%, 07/01/23                                    340                 340
  New Jersey State, Environmental
    Infrastructure, Ser A, RB
    5.500%, 09/01/10                                  1,635               1,749
  New Jersey State, Environmental
    Infrastructure, Wastewater
    Treatment Project, Ser C, RB
    5.000%, 07/01/11                                  1,125               1,183
  New Jersey State, GO
    Pre-Refunded @ 100 (B)
    6.000%, 05/01/10                                  1,500               1,625
  New Jersey State, Garden State
    Preservation Trust, Ser A, RB, FSA
    5.250%, 11/01/11                                  2,000               2,146
  New Jersey State, Healthcare
    Facilities Financing Authority,
    Atlantic City Medical Center
    Project, RB
    5.500%, 07/01/07                                  1,000               1,011
  New Jersey State, Healthcare
    Facilities Financing Authority,
    Burdette Tomlin Memorial
    Hospital Project, RB
    Callable 07/01/09 @ 101
    5.250%, 07/01/11                                    535                 554
  New Jersey State, Healthcare
    Facilities Financing Authority,
    Childrens Specialized Hospital,
    Ser A, RB
    5.000%, 07/01/12                                    400                 410
    5.000%, 07/01/14                                    510                 520

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  New Jersey State, Healthcare
    Facilities Financing Authority,
    Childrens Specialized Hospital,
    Ser A, RB
    Callable 07/01/15 @ 100
    5.000%, 07/01/18                                 $  200             $   201
  New Jersey State, Healthcare
    Facilities Financing Authority,
    Health Systems Obligation Group,
    Ser A, RB
    5.000%, 07/01/08                                  1,000               1,019
  New Jersey State, Healthcare
    Facilities Financing Authority,
    Palisades Medical Center Project,
    RB, ACA Insured
    Callable 07/01/09 @ 101
    4.800%, 07/01/10                                    615                 626
  New Jersey State, Healthcare
    Facilities Financing Authority,
    RWJ Health Care Project, Ser B, RB,
    Radian Insured
    5.000%, 07/01/13                                  1,000               1,045
    5.000%, 07/01/14                                    570                 596
  New Jersey State, Highway
    Authority, Garden State Parkway
    Project, RB, FGIC (C)
    5.500%, 01/01/12                                  1,700               1,844
  New Jersey State, Highway
    Authority, Garden State Parkway
    Project, RB, FGIC
    Pre-Refunded @ 100 (B)
    5.250%, 01/01/12                                  1,480               1,587
  New Jersey State, Ser A, COP
    5.250%, 06/15/09                                  2,000               2,072
  New Jersey State, Ser H, GO
    5.250%, 07/01/11                                  2,000               2,130
  New Jersey State, Ser H, GO, FSA
    5.250%, 07/01/15                                  1,485               1,615
  New Jersey State, Transportation
    Administration, Federal
    Transportation Grants, Ser B,
    COP, AMBAC
    5.500%, 09/15/11                                  3,450               3,730
  New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser A, RB (C)
    5.000%, 06/15/08                                  1,140               1,170
    5.000%, 06/15/10                                  1,250               1,309
  New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser A, RB
    Pre-Refunded @ 100 (B)
    5.250%, 06/15/08                                  2,000               2,060
  New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser A, RB,
    FGIC (C)
    5.250%, 06/15/13                                  1,000               1,078
  New Jersey State, Transportation
    Trust Fund, Transportation
    Systems Project, Ser B, RB, MBIA
    Pre-Refunded @ 100 (B)
    5.000%, 12/15/11                                  1,110               1,178
  New Jersey State, Turnpike
    Authority, Ser A, RB, MBIA
    5.750%, 01/01/10                                  1,615               1,724

--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  New Jersey State, Turnpike
    Authority, Ser A, RB, MBIA (C)
    6.000%, 01/01/11                                 $2,000             $ 2,190
    5.750%, 01/01/10                                    435                 465
  Ocean County, Waste Utilities
    Authority, RB
    5.250%, 01/01/10                                  1,910               1,971
  Ocean Township, Sewer Authority,
    Ser B, RB, FGIC
    5.250%, 12/01/09                                  1,000               1,051
  Passaic Valley, Sewer Authority,
    Ser F, RB, FGIC
    5.000%, 12/01/12                                  1,270               1,349
  Rahway, COP, MBIA
    Callable 02/15/10 @ 101
    5.400%, 02/15/13                                    475                 502
    5.300%, 02/15/12                                    450                 476
  Southeast Morris County, Water
    Authority, RB, MBIA
    Callable 01/01/11 @ 100
    5.000%, 01/01/13                                  1,215               1,265
  Sussex, Municipal Utility Authority,
    RB, FGIC
    5.000%, 12/01/12                                  2,000               2,117
  Trenton, GO, MBIA
    5.000%, 12/01/11                                  1,360               1,445
  Union City, Industrial Pollution
    Control Authority, Exxon Project,
    RB
    Callable 03/13/06 @ 100 (A)
    3.250%, 07/01/33                                    260                 260
  West Orange, GO
    Pre-Refunded @ 100 (B)
    5.450%, 02/15/10                                    980               1,039
  West Windsor Plainsboro, Regional
    School District, GO, FSA
    5.000%, 12/01/12                                  1,100               1,173
                                                                        -------
                                                                         83,260
                                                                        -------
PUERTO RICO -- 4.2%
  Puerto Rico Commonwealth,
    Government Development Bank,
    Ser B, RB
    5.000%, 12/01/14                                  1,000               1,041
  Puerto Rico Commonwealth, Public
    Improvements Project, Ser A, GO,
    XLCA
    5.500%, 07/01/17                                    500                 555
  Puerto Rico Commonwealth, Public
    Improvements, Ser A, GO, FGIC
    5.500%, 07/01/16                                  1,000               1,109
  Puerto Rico, Municipal Finance
    Agency, Ser B, GO, FSA
    Callable 08/01/09 @ 101
    5.750%, 08/01/12                                  1,000               1,073
                                                                        -------
                                                                          3,778
                                                                        -------
Total Municipal Bonds
  (Cost $86,767) ($ Thousands)                                           87,038
                                                                        -------


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                                                      Value
Description                                         Shares        ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENT -- 0.1%
  SEI Tax Exempt Trust, Institutional
    Tax Free Fund, Cl A, 3.20% +                     71,855             $    72
                                                                        -------
Total Cash Equivalent
  (Cost $72) ($ Thousands)                                                   72
                                                                        -------

Total Investments -- 98.3%
  (Cost $86,839) ($ Thousands) ++                                       $87,110
                                                                        =======

Percentages are based on Net Assets of $88,604 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the Fund's total assets. The rate shown is the 7-day effective yield as of May 31, 2006.
++ At May 31, 2006, the tax basis cost of the Fund's investments was $86,833 ($ Thousands), and the unrealized appreciation and depreciation were $966 ($ Thousands) and $689 ($ Thousands), respectively.
(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)     Pre-Refunded Security - The maturity date shown is the pre-refunded date.
(C)     Security is escrowed to maturity.
ACA     American Capital Access
AMBAC   American Municipal Bond Assurance Company
Cl      Class
COP     Certificate of Participation
FGIC    Financial Guaranty Insurance Company
FSA     Financial Security Assistance
GO      General Obligation
MBIA    Municipal Bond Insurance Association
Radian  Radian Asset Assurance
RB      Revenue Bond
Ser     Series
XLCA    XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.







--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.8%

NEW YORK -- 90.4%
  Buffalo, Ser D, GO, FGIC
    5.250%, 12/15/10                                 $  900            $    957
  Cornwall, Central School District,
    GO, FGIC
    5.000%, 10/15/14                                    525                 564
  Dutchess County, Industrial
    Development Authority, IBM
    Project, RB
    Callable 12/01/09 @ 100 (A)
    5.450%, 12/01/29                                  1,500               1,570
  Long Island, Power Authority, New
    York Electric Systems Project,
    Ser A, RB, FSA (D)
    5.500%, 12/01/12                                  1,500               1,646
    5.500%, 12/01/13                                  1,475               1,630
  Metropolitan New York,
    Transportation Authority, Ser A,
    RB, FGIC
    Callable 11/15/11 @ 100
    5.250%, 11/15/12                                  1,000               1,071
  Metropolitan New York,
    Transportation Authority,
    Ser A, RB, MBIA
    5.000%, 11/15/11                                  1,550               1,644
    5.000%, 11/15/14                                  1,290               1,380
  Metropolitan New York,
    Transportation Authority,
    Ser C, RB
    5.000%, 11/15/12                                  1,000               1,059
  Metropolitan New York,
    Transportation Authority, Ser C,
    RB, AMBAC
    5.000%, 11/15/13                                  1,000               1,068
  Nassau County, Healthcare
    Facilities Authority, RB, FSA
    Pre-Refunded @ 102 (C)
    6.000%, 08/01/09                                  1,000               1,086
  Nassau County, Industrial
    Development Authority, Hofstra
    University Project, RB, MBIA
    5.250%, 07/01/10                                    475                 503
  Nassau County, Interim Finance
    Authority, Second Ser A,
    RB, MBIA
    5.000%, 11/15/14                                    500                 535
  Nassau County, Interim Finance
    Authority, Second Ser A-1,
    RB, AMBAC
    Callable 11/15/11 @ 100
    5.375%, 11/15/14                                     75                  81
  Nassau County, Interim Finance
    Authority, Second Ser A-1,
    RB, AMBAC
    Pre-Refunded @ 100 (C)
    5.375%, 11/15/11                                    175                 189
  Nassau County, Ser A, GO, FGIC
    6.000%, 07/01/10                                    100                 108
  New York & New Jersey, Port
    Authority, 85th Ser, RB, AMBAC
    5.200%, 09/01/15                                  1,215               1,326


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  New York City, Housing
    Development Authority, Capital
    Funding Program, Ser A,
    RB, FGIC
    5.000%, 07/01/12                                 $1,000            $  1,064
  New York City, Industrial
    Development Agency, Terminal
    One Group Association
    Project, RB
    5.500%, 01/01/14                                  1,000               1,061
    5.000%, 01/01/10                                    750                 769
  New York City, Mount Sinai School
    District, GO, AMBAC
    6.200%, 02/15/14                                    500                 573
  New York City, Municipal Water
    Finance Authority, Ser D, RB
    5.000%, 06/15/12                                    570                 604
  New York City, Municipal Water
    Finance Authority, Ser F,
    Sub-Ser F-2, RB
    Callable 06/15/06 @ 100 (A)
    3.560%, 06/15/35                                    200                 200
  New York City, Municipal Water
    Finance Authority, Water & Sewer
    Systems Project, Ser A, RB (D)
    6.000%, 06/15/09                                  1,000               1,067
  New York City, Municipal Water
    Finance Authority, Water & Sewer
    Systems Project, Ser A, RB,
    AMBAC (D)
    5.875%, 06/15/13                                    750                 843
  New York City, Municipal Water
    Finance Authority, Water & Sewer
    Systems Project, Ser A, RB, FGIC
    6.000%, 06/15/10                                  1,000               1,087
  New York City, Municipal Water
    Finance Authority, Water & Sewer
    Systems Project, Ser C, RB
    Callable 06/15/06 @ 100 (A)
    3.560%, 06/15/33                                    500                 500
  New York City, Ser A, GO
    5.250%, 11/01/09                                    250                 261
    5.000%, 08/01/09                                    500                 517
  New York City, Ser B, GO
    7.250%, 08/15/07                                    860                 895
  New York City, Ser B, GO (D)
    7.250%, 08/15/07                                    140                 146
  New York City, Ser B, GO Partially
    Pre-Refunded @ 100 (C)
    7.500%, 07/17/06                                     15                  15
  New York City, Ser B, GO, FSA
    5.250%, 08/01/13                                  2,000               2,160
  New York City, Ser B, GO, FSA (D)
    8.250%, 06/01/07                                  1,000               1,045
  New York City, Ser B, GO, XLCA
    7.250%, 08/15/07                                    855                 891
  New York City, Ser B, GO,
    XLCA (D)
    7.250%, 08/15/07                                    145                 151
  New York City, Ser C, GO
    5.000%, 08/01/13                                    500                 528
  New York City, Ser C, GO, CIFG
    5.000%, 08/01/14                                  1,500               1,596
  New York City, Ser F, GO
    5.000%, 08/01/08                                  1,000               1,025
  New York City, Ser G, GO
    5.000%, 08/01/10                                  1,000               1,044
    5.000%, 08/01/15                                    705                 744
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  New York City, Ser G, GO, AMBAC
    Callable 02/01/16 @ 100
    5.000%, 08/01/17                                 $  725            $    770
  New York City, Ser H , GO, FGIC
    6.000%, 08/01/12                                    750                 834
  New York City, Ser H, GO
    5.000%, 08/01/13                                    840                 886
  New York City, Ser H, GO, FGIC
    Callable 08/01/14 @ 100
    5.000%, 08/01/15                                    750                 796
  New York City, Ser I, GO
    5.000%, 08/01/11                                    500                 525
    5.000%, 08/01/14                                  2,500               2,641
  New York City, Ser J, GO
    Pre-Refunded @ 101 (C)
    6.125%, 08/01/07                                    340                 353
  New York City, Ser J,
    Sub-Ser J-1, GO
    Callable 06/01/16 @ 100
    5.000%, 06/01/17                                    300                 315
  New York City, Ser M, GO
    5.000%, 04/01/13                                    700                 737
  New York City, Sub-Ser F-1, GO
    5.000%, 09/01/13                                    750                 792
  New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser A, RB
    Callable 08/15/07 @ 101
    5.000%, 08/15/11                                     55                  56
  New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser A, RB
    Callable 11/01/11 @ 100 (E)
    5.500%, 11/01/26                                    750                 807
  New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser A, RB
    Pre-Refunded @ 101 (C)
    5.500%, 02/15/10                                  1,000               1,072
  New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser B, RB
    Callable 02/01/11 @ 100
    5.250%, 02/01/29                                    750                 794
  New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser B, RB
    Pre-Refunded @ 101 (C)
    6.000%, 05/15/10                                    500                 547
    5.000%, 05/15/08                                    305                 316
  New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser C, RB
    5.500%, 02/01/09                                  1,105               1,156
    5.500%, 02/01/11                                  1,000               1,075
  New York City, Transitional Finance
    Authority, Future Tax Secured
    Project, Ser D-2, RB
    Callable 05/01/14 @ 100
    5.000%, 11/01/14                                  1,000               1,065
  New York City, Transportation
    Facilities Authority, Livingston
    Plaza Project, RB, FSA (D)
    5.400%, 01/01/18                                    105                 114


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  New York State, Dormitory
    Authority, Aids Long-Term Health
    Care Facilities, RB, SONYMA
    5.000%, 11/01/10                                 $1,500            $  1,566
  New York State, Dormitory
    Authority, City University System
    Construction Project, 5th General,
    Ser A, RB, FGIC
    5.000%, 07/01/13                                  2,000               2,130
  New York State, Dormitory
    Authority, City University System,
    Special Obligation, Ser D,
    RB, FGIC
    5.750%, 07/01/12                                  1,000               1,068
  New York State, Dormitory
    Authority, Manhattan College, RB,
    Radian Insured
    5.500%, 07/01/11                                    900                 960
  New York State, Dormitory
    Authority, Mental Health Services
    Facilities Improvement Project,
    Ser C, RB, FGIC
    5.000%, 02/15/13                                    800                 850
  New York State, Dormitory
    Authority, Mental Health Services
    Facilities Improvement Project,
    Ser D, RB, FGIC
    Callable 02/15/15 @ 100
    5.000%, 02/15/16                                  1,500               1,588
  New York State, Dormitory
    Authority, Mental Health Services
    Facilities Project, Ser B, RB
    6.500%, 08/15/08                                    250                 264
    6.500%, 08/15/09                                    400                 431
  New York State, Dormitory
    Authority, Mental Health Services
    Facilities Project, Ser G,
    RB, AMBAC
    5.250%, 08/15/09                                    385                 402
  New York State, Dormitory
    Authority, Methodist Hospital
    Project, RB
    5.250%, 07/01/11                                    750                 786
  New York State, Dormitory
    Authority, Montefiore Medical
    Center Project, RB, FGIC
    5.000%, 02/01/13                                    500                 529
  New York State, Dormitory
    Authority, New York State
    Department of Health, RB
    5.250%, 07/01/13                                    500                 535
  New York State, Dormitory
    Authority, New York University
    Project, Ser A, RB, MBIA
    6.000%, 07/01/19                                    100                 117
  New York State, Dormitory
    Authority, Presbyterian Hospital
    Project, RB, AMBAC
    5.500%, 02/01/09                                    300                 313
    5.500%, 08/01/09                                    500                 525
  New York State, Dormitory
    Authority, Presbyterian Hospital
    Project, RB, AMBAC
    Callable 02/01/08 @ 101
    4.400%, 08/01/13                                     35                  35


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  New York State, Dormitory
    Authority, Rochester Institute of
    Technology, Ser A, RB, AMBAC
    5.000%, 07/01/12                                 $1,000            $  1,064
    5.000%, 07/01/13                                  1,000               1,066
  New York State, Dormitory
    Authority, Ryan/Clinton
    Community Health Project,
    RB, SONYMA
    5.400%, 07/01/09                                    250                 260
  New York State, Dormitory
    Authority, Ser B, RB
    Callable 05/15/12 @ 100
    5.250%, 11/15/23                                  5,500               5,842
  New York State, Dormitory
    Authority, Ser B, RB, XLCA (A)
    5.250%, 07/01/32                                    750                 800
  New York State, Dormitory
    Authority, Siena College,
    RB, MBIA
    5.000%, 07/01/16                                    500                 536
  New York State, Dormitory
    Authority, State University
    Educational Facilities Project,
    RB, MBIA
    Callable 05/15/10 @ 101
    6.000%, 05/15/15                                  1,000               1,088
  New York State, Dormitory
    Authority, State University
    Educational Facilities Project,
    Ser A, RB, AMBAC
    5.250%, 05/15/15                                  1,170               1,263
  New York State, Dormitory
    Authority, State University
    Educational Facilities Project,
    Ser A, RB, FGIC
    7.500%, 05/15/13                                    600                 730
  New York State, Environmental
    Facilities Authority, New York City
    Water Project, RB
    5.750%, 06/15/08                                      5                   5
    5.750%, 06/15/09                                      5                   5
    5.750%, 06/15/10                                     35                  38
    5.750%, 06/15/11                                    180                 197
    5.750%, 06/15/12                                    105                 116
  New York State, Environmental
    Facilities Authority, New York City
    Water Project, RB (D)
    5.750%, 06/15/08                                     40                  42
    5.750%, 06/15/09                                     40                  42
    5.750%, 06/15/11                                  1,180               1,292
  New York State, Environmental
    Facilities Authority, Revolving
    Funds - Pooled Financing
    Program, Ser B, RB
    5.000%, 11/15/14                                  1,000               1,074
    5.000%, 11/15/16                                  1,000               1,079
  New York State, Environmental
    Facilities Authority, Revolving
    Funds, New York City Municipal
    Water, Ser E, RB
    5.000%, 06/15/14                                    750                 804
  New York State, Environmental
    Facilities Authority, Revolving
    Funds, Ser E, RB, MBIA
    6.000%, 06/15/12                                  1,350               1,504

--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  New York State, Environmental
    Facilities Authority, Ser A, RB
    5.000%, 03/15/12                                 $1,000            $  1,058
  New York State, Environmental
    Facilities Authority, State Water
    Project, Ser A, RB (D)
    5.750%, 06/15/09                                      5                   5
    5.750%, 06/15/11                                    640                 701
  New York State, GO
    Pre-Refunded @ 101 (C)
    5.200%, 07/15/06                                    100                 101
  New York State, Housing Finance
    Agency, Ser K, RB
    5.000%, 03/15/10                                  1,000               1,039
  New York State, Local Assistance
    Project, Ser E, RB
    6.000%, 04/01/14                                  1,040               1,160
  New York State, Mortgage Agency,
    26th Ser, RB
    5.200%, 04/01/08                                    500                 506
  New York State, Mortgage Agency,
    26th Ser, RB
    Callable 07/01/10 @ 100
    5.350%, 10/01/16                                    130                 133
  New York State, Mortgage Agency,
    Homeowner Mortgage Project,
    Ser 87, RB
    Callable 09/01/09 @ 100
    5.150%, 04/01/17                                    280                 286
  New York State, Sales Tax Asset
    Receivables Project, Ser A,
    RB, MBIA
    Callable 10/15/14 @ 100
    5.000%, 10/15/17                                  1,000               1,061
  New York State, Thruway &
    Highway Board, Second Ser B,
    RB, FSA
    5.000%, 04/01/14                                  1,000               1,068
  New York State, Thruway &
    Highway Board, Ser A, RB, FSA
    5.250%, 04/01/11                                    750                 800
  New York State, Thruway &
    Highway Board, Ser B, RB, FGIC
    Callable 04/01/08 @ 101
    5.250%, 04/01/11                                  1,000               1,037
  New York State, Thruway &
    Highway Board, Ser C, MBIA
    5.500%, 04/01/12                                    750                 816
  New York State, Thruway Authority,
    Second Ser B, RB, FGIC
    Callable 10/01/15 @ 100
    5.000%, 04/01/16                                  1,000               1,068
  New York State, Thruway Authority,
    Second Ser B, RB, FSA
    5.000%, 04/01/13                                  2,175               2,316
  New York State, Thruway Authority,
    Transportation Project, Ser A,
     RB, FSA
    5.000%, 03/15/13                                    500                 533
    5.000%, 03/15/14                                  1,000               1,070
  New York State, Tobacco
    Settlement Financing, Ser A-1, RB
    Callable 06/30/06 @ 100
    5.250%, 06/01/12                                  1,000               1,001


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  New York State, Transitional
    Finance Authority, Future Tax
    Secured Project, Ser B, RB
    Pre-Refunded @ 101 (C)
    6.000%, 05/15/10                                 $  750            $    820
  New York State, Triborough Bridge
    & Tunnel Authority, General
    Purpose Project, Ser SR, RB (D)
    5.500%, 01/01/12                                    535                 560
  New York State, Triborough Bridge
    & Tunnel Authority, General
    Purpose Project, Ser X, RB (D)
    6.625%, 01/01/12                                  1,160               1,305
  New York State, Urban
    Development, Capital Correctional
    Facilities Project, Ser A, RB, FSA
    6.500%, 01/01/10                                    650                 711
  New York State, Urban
    Development, Personal Income
    Tax Project, Ser A-1, RB
    5.000%, 12/15/11                                    250                 265
  New York State, Urban
    Development, Personal Income
    Tax Project, Ser A-1, RB, AMBAC
    5.000%, 12/15/15                                  1,000               1,073
  New York State, Urban
    Development, Personal Income
    Tax Project, Ser B, RB, FSA
    5.000%, 03/15/13                                  1,000               1,066
  New York State, Urban
    Development, Ser A, RB
    5.500%, 01/01/17                                  1,500               1,599
    5.250%, 01/01/21                                  1,750               1,809
    5.000%, 01/01/09                                    500                 515
    5.000%, 01/01/17                                    450                 472
  New York State, Urban
    Development, Ser A, RB, XLCA
    5.250%, 01/01/11                                  1,000               1,064
  New York State, Urban
    Development, Service Contract,
    RB, FSA
    5.000%, 01/01/15                                    500                 534
  New York State, Urban
    Development, State Facilities
    Project, RB
    5.750%, 04/01/12                                  1,000               1,092
  Troy, Industrial Development
    Authority, Rensselaer Polytechnic
    Institute, Ser A, RB
    5.500%, 09/01/10                                    400                 422
  Tsasc, Ser 1, RB
    Callable 06/01/16 @ 100
    4.750%, 06/01/22                                  3,500               3,465
  Yonkers, Ser A, GO, MBIA
    5.000%, 08/01/13                                  1,500               1,592
  Yonkers, Ser E, GO, MBIA
    5.000%, 12/01/10                                  1,000               1,050
                                                                       --------
                                                                        116,973
                                                                       --------
PUERTO RICO -- 8.1%
  Puerto Rico Commonwealth,
    Electric Power Authority, Ser QQ,
    RB, XLCA
    5.500%, 07/01/16                                    500                 552
  Puerto Rico Commonwealth, GO
    5.400%, 07/01/07                                    685                 695

--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                              ($ Thousands)/Shares     ($ Thousands)
--------------------------------------------------------------------------------
  Puerto Rico Commonwealth,
    Government Development Bank
    Authority, Ser B, RB
    5.000%, 12/01/15                                 $  750            $    779
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser Y, RB, MBIA
    6.250%, 07/01/14                                     10                  12
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser Y, RB, MBIA (D)
    6.250%, 07/01/14                                    115                 133
  Puerto Rico Commonwealth, Public
    Buildings Authority, Government
    Facilities Project, Ser C, RB
    5.500%, 07/01/12                                    250                 267
  Puerto Rico Commonwealth, Public
    Buildings Authority, Government
    Facilities Project, Ser J, RB
    Callable 07/01/12 @ 100
    5.000%, 07/01/28                                  1,000               1,031
  Puerto Rico Commonwealth, Public
    Finance Authority, Commonwealth
    Appropriations Project, Ser A, RB
    Callable 02/01/12 @ 100 (A) (B)
    5.750%, 08/01/27                                  2,850               3,039
  Puerto Rico Commonwealth, Public
    Finance Authority, Commonwealth
    Appropriations Project, Ser A,
    RB, MBIA
    Callable 02/01/12 @ 100 (B)
    5.250%, 08/01/29                                  1,000               1,066
  Puerto Rico Commonwealth, Public
    Finance Authority, Commonwealth
    Appropriations Project, Ser E, RB
    Pre-Refunded @ 100 (C)
    5.500%, 02/01/12                                    750                 815
  Puerto Rico Commonwealth, Public
    Improvements Project, Ser C,
    GO (A)
    6.000%, 07/01/13                                  1,000               1,037
  Puerto Rico Commonwealth,
    Ser A, GO
    Callable 07/01/12 @ 100
    5.000%, 07/01/30                                  1,000               1,036
                                                                       --------
                                                                         10,462
                                                                       --------
VIRGIN ISLANDS -- 0.3%
  Virgin Islands, Public Financing
    Authority, Gross Receipts Taxes,
    Loan Note Project, Ser A, RB
    5.625%, 10/01/10                                    340                 350
                                                                       --------
Total Municipal Bonds
  (Cost $127,755) ($ Thousands)                                         127,785
                                                                       --------

CASH EQUIVALENT -- 0.1%
  SEI Tax Exempt Trust, Institutional
    Tax Free Fund, Cl A, 3.20% +                     86,918                  87
                                                                       --------
Total Cash Equivalent
  (Cost $87) ($ Thousands)                                                   87
                                                                       --------

Total Investments -- 98.9%
  (Cost $127,842) ($ Thousands) ++                                     $127,872
                                                                       ========

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
May 31, 2006


Percentages are based on Net Assets of $129,302 ($ Thousands)

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the Fund's total assets. The rate shown is the 7-day effective yield as of May 31, 2006.
++ At May 31, 2006, the tax basis cost of the Fund's investments was $127,840 ($ Thousands), and the unrealized appreciation and depreciation were $1,160 ($ Thousands) and $1,128 ($ Thousands), respectively.
(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)     Pre-Refunded Security - The maturity date shown is the pre-refunded date.
(D)     Security is escrowed to maturity.
(E) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on May 31, 2006. The coupon on a step bond changes on a specified date.
AMBAC   American Municipal Bond Assurance Company
CIFG    CDC IXIS Financial Guaranty
Cl      Class
FGIC    Financial Guaranty Insurance Company
FSA     Financial Security Assistance
GO      General Obligation
MBIA    Municipal Bond Insurance Company
Radian  Radian Asset Assurance
RB      Revenue Bond
Ser     Series
SONYMA  State of New York Mortgage Agency
XLCA    XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.







--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

California Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.8%

CALIFORNIA -- 91.1%
  ABAG, Financial Authority Not-For-
    Profit, Channing House Project, COP
    4.900%, 02/15/09                                $   780            $    796
  ABAG, Financial Authority Not-For-
    Profit, YMCA of San Francisco
    Refinancing Project, Ser A, COP,
    ACA Insured (D)
    4.400%, 10/01/06                                    100                 100
  California State, Daily-Kindergarten
    University Project, Ser A-4, GO (B)
    3.480%, 05/01/34                                  1,105               1,105
  California State, Department of
    Water Resources & Power, Ser A
    Pre-Refunded @ 101 (C)
    5.750%, 05/01/12                                  2,000               2,232
  California State, Department of
    Water Resources & Power, Ser A, RB
    Pre-Refunded @ 101 (C)
    5.375%, 05/01/12                                  1,400               1,535
    5.250%, 05/01/12                                  1,375               1,499
  California State, Department of
    Water Resources & Power, Ser A,
    RB, XLCA
    Pre-Refunded @ 101 (C)
    5.375%, 05/01/12                                  4,875               5,344
  California State, Department of
    Water Resources, Water Systems
    Project, Ser Y, RB, FGIC
    Callable 06/01/13 @ 100
    5.250%, 12/01/19                                  2,425               2,592
  California State, Economic
    Development Authority, Ser A, GO
    5.250%, 07/01/12                                  6,930               7,458
  California State, Economic
    Development Authority, Ser A,
    GO, MBIA
    5.250%, 07/01/13                                  2,000               2,167
  California State, Economic
    Development Authority, Ser C-5, RB
    Callable 06/09/06 @ 100 (A)
    3.480%, 07/01/23                                  1,125               1,125
  California State, GO
    5.250%, 03/01/11                                  3,100               3,294
    5.250%, 02/01/18                                  2,000               2,167
    5.000%, 04/01/10                                  3,000               3,135
    5.000%, 04/01/12                                 10,000              10,575
    5.000%, 03/01/15                                  7,000               7,429
  California State, GO
    Callable 08/01/13 @ 100
    5.250%, 02/01/14                                  4,000               4,306
  California State, GO, XLCA
    5.250%, 02/01/11                                  7,000               7,441
  California State, Health Facilities
    Financing Authority, Cedars-Sinai
    Medical Center Project, RB
    5.000%, 11/15/14                                  1,000               1,046
  California State, Infrastructure &
    Economic Development Authority,
    Bay Area Toll Bridges Project,
    Ser A, RB, FSA
    5.000%, 07/01/11                                  2,000               2,127

--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  California State, Infrastructure &
    Economic Development Authority,
    Workers Compensation Relief
    Project, Ser A, RB, AMBAC
    5.250%, 10/01/13                                $ 4,900            $  5,341
  California State, Public Works
    Board, Department of Corrections
    State Prison Project, Ser E, RB,
    MBIA
    6.000%, 06/01/10                                  1,500               1,623
  California State, Public Works
    Board, Department of General
    Services, Butterfield Street
    Project, Ser A, RB
    5.000%, 06/01/15                                  1,000               1,060
  California State, Resources
    Efficiency Financing Authority,
    Capital Improvements Program,
    COP, AMBAC
    6.000%, 04/01/09                                  1,420               1,508
  California State, Union Elementary
    School District, Ser B, GO, FGIC
    Pre-Refunded @ 100 (C)
    5.375%, 09/01/12                                  1,000               1,090
  California Statewide, Communities
    Development Authority, Health
    Facilities-Adventist Health Project,
    Ser A, RB
    5.000%, 03/01/15                                  1,385               1,447
  California Statewide, Communities
    Development Authority,
    Huntington Memorial Hospital, RB
    5.000%, 07/01/15                                  2,860               2,996
  California Statewide, Communities
    Development Authority, Redlands
    Community Hospital, Ser A, RB
    5.000%, 04/01/14                                  1,000               1,045
  Corona-Norco, Unified School
    District, Capital Appreciation
    Project, Ser B, GO, FSA (E)
    5.600%, 09/01/13                                  1,000                 743
    5.500%, 09/01/12                                  1,005                 783
  Del Mar, Race Track Authority, RB
    5.000%, 08/15/10                                    700                 720
  Del Mar, Race Track Authority, RB
    Pre-Refunded @ 102 (C)
    6.000%, 08/15/06                                  1,000               1,025
  Fairfield, Housing Authority,
    Creekside Estates Mobile Homes
    Project, RB
    5.150%, 09/01/07                                    220                 220
    5.050%, 09/01/06                                    265                 265
  Fontana, Redevelopment Agency,
    Jurupa Hills Redevelopment
    Project, Ser A, TA
    5.100%, 10/01/09                                    360                 369
    4.900%, 10/01/07                                  1,345               1,358
  Fontana, Redevelopment Agency,
    Jurupa Hills Redevelopment
    Project, Ser A, TA
    Callable 10/01/09 @ 101
    5.200%, 10/01/10                                  1,615               1,674
  Fresno, Joint Powers Finance
    Authority, RB, AMBAC
    Callable 08/01/10 @ 102
    5.500%, 08/01/15                                  1,445               1,572


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

California Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Hacienda La Puente, Capital
    Appreciation, Ser A, GO,
    MBIA (E)
    5.450%, 08/01/15                                $ 1,200            $    807
  Huntington Beach, Unified School
    District, Election 2004 Project,
    GO, FSA
    Callable 08/01/14 @ 100
    5.000%, 08/01/15                                  1,165               1,241
  Intermodal, Container Transfer
    Facility, Joint Powers Authority,
    Ser A, RB, AMBAC
    5.000%, 11/01/10                                  1,465               1,545
  Lodi, Electric Systems Authority,
    Capital Appreciation, Ser B, COP,
    MBIA
    Pre-Refunded @ 90.35 (C) (E)
    5.613%, 01/15/09                                  1,000                 820
  Loma Linda, University Medical
    Center, Ser A, RB
    5.000%, 12/01/15                                  1,575               1,622
  Los Angeles, Community
    Redevelopment Authority,
    Cinerama Dome Public Parking
    Project, RB, ACA Insured (B)
    4.700%, 07/01/06                                    505                 505
  Los Angeles, Ser A, GO
    5.250%, 09/01/13                                  1,180               1,285
  Los Angeles, Sonnelblick Del Rio
    West, COP, AMBAC
    5.375%, 11/01/10                                  2,130               2,275
  Los Angeles, Unified School District,
    GO, MBIA
    5.500%, 07/01/11                                  2,000               2,167
  Los Angeles, Unified School District,
    Ser A-2, RB, FGIC
    5.000%, 07/01/16                                  1,000               1,061
  Los Angeles, Water & Power
    Authority, Ser A, RB, MBIA
    5.000%, 07/01/11                                  1,500               1,592
  Newport Beach, Health Facilities
    Authority, Hoag Memorial
    Presbyterian Hospital Project, RB
    Callable 06/09/06 @ 100 (A)
    3.480%, 10/01/22                                    335                 335
  North Orange County, Community
    College District, Election of 2002
    Project, Ser B, GO, FGIC
    Pre-Refunded @ 100 (C)
    5.000%, 08/01/14                                  1,250               1,345
  Ontario, Redevelopment Financing
    Authority, Center City & Cimarron
    Project No. 1, RB, MBIA
    5.000%, 08/01/11                                  1,270               1,349
  Orange County, Water District
    Authority, Ser B, COP, MBIA
    4.500%, 08/15/13                                  1,350               1,397
  Palo Alto, Unified School District,
    GO, FSA
    Callable 08/01/15 @ 100
    5.000%, 08/01/16                                  1,195               1,279
  Pasadena, Unified School District,
    GO, FGIC
    5.000%, 11/01/13                                  2,000               2,147


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  Rancho Cucamonga,
    Redevelopment Agency, Ranch
    Redevelopment Project, Ser A,
    TA, AMBAC
    Callable 09/01/14 @ 100
    5.000%, 09/01/15                                $ 2,000            $  2,125
  Redwood City, Elementary School
    District, GO, FGIC
    5.000%, 08/01/15                                  2,275               2,448
  Richmond, Joint Powers Finance
    Authority, Port Terminal Lease
    Project, RB, ACA Insured
    4.350%, 06/01/06                                  1,100               1,100
  Riverside, Community College
    District, GO, FSA
    Callable 08/01/15 @ 100
    5.000%, 08/01/18                                  1,700               1,802
  Riverside, Electric Authority, RB, FSA
    Callable 10/01/11 @ 101
    5.250%, 10/01/13                                  2,485               2,680
  Riverside, Public Financing
    Authority, COP
    5.400%, 05/15/09                                  2,930               3,012
  Sacramento, Municipal Utility
    District, Ser S, RB, MBIA
    5.000%, 11/15/13                                  1,400               1,503
  San Buenaventura, Ser B, COP,
    AMBAC
    5.000%, 01/01/12                                  1,455               1,546
  San Diego, Burnham Institute
    Project, COP (D)
    5.150%, 09/01/06                                    500                 502
  San Diego, Burnham Institution for
    Med Resh Project, COP
    5.000%, 09/01/16                                    575                 589
  San Diego, Redevelopment Agency,
    Centre City Redevelopment
    Project, Ser A, RB
    5.450%, 09/01/09                                    175                 179
    5.350%, 09/01/08                                    175                 177
  San Diego, Redevelopment Agency,
    Centre City Redevelopment
    Project, Ser A, TA, XLCA
    5.000%, 09/01/13                                  1,300               1,383
  San Diego, Unified School District,
    Election of 1998 Project, Ser B,
    GO, MBIA
    6.050%, 07/01/18                                  2,650               3,117
  San Francisco Bay Area, Bay Area
    Toll Authority, Ser F, RB
    5.000%, 04/01/13                                  1,000               1,066
  San Francisco Bay Area,
    Transportation Finance Authority,
    Bridge Toll Project, RB, ACA
    Insured
    5.750%, 02/01/07                                  2,725               2,751
  San Francisco, City & County
    Authority, Issue 29 Project, Ser B,
    RB, FGIC
    5.000%, 05/01/12                                  1,555               1,654
  San Francisco, City & County
    Authority, Neighborhood
    Recreation & Park Project, Ser A,
    GO, MBIA
    5.000%, 06/15/11                                  2,225               2,361
  San Francisco, City & County
    Authority, Ser A, RB, FSA
    5.000%, 11/01/12                                  6,000               6,420
--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

California Municipal Bond Fund
May 31, 2006


--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                   ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
  San Francisco, State Building
    Authority, California State & San
    Francisco Civic Center, Ser A,
    RB, FGIC
    Callable 12/01/15 @ 100
    5.000%, 12/01/16                                $ 3,500            $  3,736
  San Francisco, State University
    Foundation, Student Housing
    Project, RB, ACA Insured
    4.500%, 07/01/07                                    265                 266
    4.400%, 07/01/06                                    425                 425
  San Joaquin County, Capital
    Facilities Project, COP, MBIA
    5.500%, 11/15/13                                  1,000               1,106
  San Joaquin Hills, Transportation
    Authority, RB (D) (E)
    5.340%, 01/01/09                                  2,000               1,811
  San Ramon Valley, Unified School
    District, Election 2002, GO, FSA
    Callable 08/01/14 @ 100
    5.250%, 08/01/17                                  1,475               1,599
  Santa Fe Springs, Community
    Development Authority, Ser A, TA,
    MBIA
    5.000%, 09/01/10                                  1,950               2,051
  Santa Monica, Malibu School
    District, GO, FGIC
    5.250%, 08/01/11                                  2,095               2,245
  South San Francisco, School
    District, RB, MBIA
    5.000%, 09/15/17                                  1,070               1,152
  Stockton, Essential Services
    Building/Parking Facility, COP
    5.000%, 08/01/09                                    280                 291
    4.800%, 08/01/07                                    155                 157
  Sunnyvale, Water Financing
    Authority, RB, AMBAC
    Callable 10/01/11 @ 100
    5.250%, 10/01/13                                  1,595               1,707
  University of California, Ser A, RB,
    AMBAC
    5.000%, 05/15/11                                  5,000               5,300
  Val Verde, Unified School District,
    COP, FGIC (D)
    5.000%, 01/01/14                                    500                 536
  Val Verde, Unified School District,
    COP, FGIC
    Pre-Refunded @ 100 (C)
    5.250%, 01/01/15                                  1,500               1,643
  Val Verde, Unified School District,
    COP, FGIC
    Pre-Refunded @ 100 (C)
    5.250%, 01/01/15                                  1,000               1,095
  Washington Township, Healthcare
    Project, RB
    4.400%, 07/01/06                                  1,010               1,010
                                                                       --------
                                                                        177,629
                                                                       --------
GUAM -- 0.5%
  Guam, Ser A, GO, FSA
    5.500%, 12/01/10                                  1,000               1,072
                                                                       --------
PUERTO RICO -- 6.2%
  Puerto Rico Commonwealth,
    Government Development Bank,
    Ser B, RB
    5.000%, 12/01/14                                  1,250               1,302

--------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                               ($ Thousands)/Shares    ($ Thousands)
--------------------------------------------------------------------------------
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser W, RB, MBIA
    5.500%, 07/01/13                                $ 3,400            $  3,716
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser X, RB, FSA
    5.500%, 07/01/15                                  1,490               1,644
  Puerto Rico Commonwealth, Public
    Improvements Authority, GO, MBIA
    5.250%, 07/01/12                                  2,000               2,148
  Puerto Rico, Electric Power
    Authority, Ser KK, RB, XLCA
    5.000%, 07/01/11                                  1,000               1,054
  Puerto Rico, Municipal Finance
    Agency, Ser A, RB, FSA
    4.500%, 08/01/10                                  1,000               1,030
  Puerto Rico, Public Buildings
    Authority, Government Facilities
    Project, Ser C, RB
    5.500%, 07/01/16                                  1,000               1,104
                                                                       --------
                                                                         11,998
                                                                       --------
Total Municipal Bonds
  (Cost $189,221) ($ Thousands)                                         190,699
                                                                       --------

TAX EXEMPT CORPORATE BOND -- 1.0%

COLORADO -- 1.0%
  San Manuel Entertainment
    Callable 12/01/13 @ 102 (F)
    4.500%, 12/01/16                                  2,000               1,967
                                                                       --------
Total Tax Exempt Corporate Bond
  (Cost $2,000) ($ Thousands)                                             1,967
                                                                       --------

CASH EQUIVALENT -- 0.0%
  SEI Tax Exempt Trust, Institutional
    Tax Free Fund, Cl A, 3.20% +                      2,008                   2
                                                                       --------
Total Cash Equivalent
  (Cost $2) ($ Thousands)                                                     2
                                                                       --------

Total Investments -- 98.8%
  (Cost $191,223) ($ Thousands) ++                                     $192,668
                                                                       ========

Percentages are based on Net Assets of $195,014 ($ Thousands).

+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the Fund's total assets. The rate shown is the 7-day effective yield as of May 31, 2006.
++ At May 31, 2006, the tax basis cost of the Fund's investments was $191,113 ($ Thousands), and the unrealized appreciation and depreciation were $2,638 ($ Thousands) and $1,083 ($ Thousands) respectively.
(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.


--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

California Municipal Bond Fund
May 31, 2006


(C)     Pre-Refunded Security - The maturity date shown is the pre-refunded date.
(D)     Security is escrowed to maturity.
(E) Zero Coupon Bond - The rate shown is the effective yield at the time of purchase.
(F) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2006, the value of this security amounted to $1,967 ($ Thousands), representing 1.0% of the net assets of the Fund.
ABAG    Association of Bay Area Governments
ACA     American Capital Access
AMBAC   American Municipal Bond Assurance Company
Cl      Class
COP     Certificate of Participation
FGIC    Financial Guaranty Insurance Company
FSA     Financial Security Assistance
GO      General Obligation
MBIA    Municipal Bond Insurance Association
RB      Revenue Bond
Ser     Series
TA      Tax Allocation
XLCA    XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.







--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2006

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Tax Exempt Trust


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -----------------------------------
                                             Robert A. Nesher, President & CEO

Date July 21, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date July 21, 2006